UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore, Jr.

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

March 31, 2022 (Unaudited)
Semi-Annual Report
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Anti-Benchmark® International Core Equity Fund
Touchstone Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Impact Bond Fund
Touchstone International ESG Equity Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund

Page
Tabular Presentation of Portfolios of Investments	3-6
Portfolios of Investments:
Touchstone Active Bond Fund	7-13
Touchstone Anti-Benchmark® International Core Equity Fund	14-17
Touchstone Credit Opportunities Fund	18-25
Touchstone Dividend Equity Fund	26-27
Touchstone High Yield Fund	28-30
Touchstone Impact Bond Fund	31-35
Touchstone International ESG Equity Fund	36-37
Touchstone Mid Cap Fund	38
Touchstone Mid Cap Value Fund	39
Touchstone Sands Capital Select Growth Fund	40
Touchstone Small Cap Fund	41
Touchstone Small Cap Value Fund	42-43
Touchstone Ultra Short Duration Fixed Income Fund	44-49
Statements of Assets and Liabilities	50-53
Statements of Operations	54-55
Statements of Changes in Net Assets	56-59
Statements of Changes in Net Assets - Capital Stock Activity	60-66
Financial Highlights	67-108
Notes to Financial Statements	109-128
Other Items	129-138
Privacy Protection Policy	139
This report identifies the Funds' investments on March 31, 2022. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolio of Investments (Unaudited)
March 31, 2022
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Active Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	41.9%
AA/Aa	7.5
A/A	13.0
BBB/Baa	30.3
BB/Ba	2.0
B/B	2.0
CCC	0.3
Not Rated	0.1
Cash Equivalents	2.9
Total	100.0%
Touchstone Anti-Benchmark® International Core Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	28.0%
United Kingdom	10.1
Hong Kong	7.7
Denmark	5.6
Spain	4.9
France	4.8
Australia	4.5
Israel	4.3
Germany	3.9
Switzerland	3.6
Finland	3.1
Netherlands	2.9
China	2.3
Norway	1.8
Portugal	1.6
Belgium	1.6
United States	1.6
Ireland	1.4
Luxembourg	1.4
New Zealand	1.1
Singapore	1.0
Jordan	0.9
Sweden	0.7
United Arab Emirates	0.0
Short-Term Investment Funds	3.2
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Credit Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	3.8%
BB/Ba	47.8
B/B	28.6
CCC	12.1
Not Rated	3.8
Cash Equivalents	3.9
Total	100.0%
Sector Allocation**(% of Net Assets)
Long Positions
Corporate Bonds
Energy	10.8%
Communication Services	9.6
Industrials	8.3
Consumer Discretionary	7.7
Consumer Staples	6.4
Financials	5.4
Information Technology	5.1
Health Care	4.1
Materials	3.8
Real Estate	3.1
Utilities	2.9
Bank Loans	18.4
Asset-Backed Securities	8.3
Common Stocks
Energy	1.0
Industrials	0.1
Information Technology	0.0
Exchange-Traded Fund	0.4
Warrants	0.0
Purchased Call Options	0.0
Purchased Put Options	0.1
Short-Term Investment Funds	4.5
Other Assets/Liabilities (Net)	0.2
100.2%
Short Positions
Corporate Bonds	(0.2)
Written Call Options	(0.0)
Total	100.0%
Touchstone Dividend Equity Fund

Sector Allocation**(% of Net Assets)
Information Technology	24.5%
Health Care	14.0
Financials	12.1
Consumer Discretionary	9.8
Industrials	8.9
Communication Services	7.8
Consumer Staples	6.9
Energy	6.5
Utilities	3.8
Materials	2.8
Real Estate	2.6
Short-Term Investment Fund	0.5
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%
Touchstone High Yield Fund

Credit Quality*(% of Fixed Income Securities)
BBB/Baa	4.1%
BB/Ba	60.5
B/B	29.7
CCC	3.0
Cash Equivalents	2.7
Total	100.0%
Touchstone Impact Bond Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	66.0%
AA/Aa	10.8
A/A	11.8
BBB/Baa	8.3
BB/Ba	0.9
B/B	0.3
Cash Equivalents	1.9
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone International ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	17.0%
France	10.5
Sweden	9.5
South Korea	9.0
United Kingdom	8.8
Germany	8.5
Switzerland	6.1
Singapore	4.7
China	4.3
Taiwan	4.0
India	3.2
Canada	3.1
Italy	2.8
Denmark	2.7
Netherlands	2.1
Thailand	1.7
Short-Term Investment Funds	4.6
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%
Touchstone Mid Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	23.5%
Information Technology	15.7
Financials	14.6
Consumer Discretionary	12.2
Materials	12.1
Consumer Staples	9.1
Health Care	6.4
Real Estate	2.2
Short-Term Investment Fund	6.2
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%
Touchstone Mid Cap Value Fund

Sector Allocation*(% of Net Assets)
Financials	17.0%
Industrials	13.0
Utilities	9.9
Consumer Staples	9.5
Consumer Discretionary	8.8
Real Estate	8.7
Information Technology	8.7
Materials	8.3
Health Care	7.7
Energy	7.0
Short-Term Investment Fund	0.0
Other Assets/Liabilities (Net)	1.4
Total	100.0%
Touchstone Sands Capital Select Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	41.2%
Communication Services	18.9
Health Care	16.1
Consumer Discretionary	14.6
Industrials	6.5
Short-Term Investment Funds	3.8
Other Assets/Liabilities (Net)	(1.1)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolio of Investments (Unaudited) (Continued)
Touchstone Small Cap Fund

Sector Allocation*(% of Net Assets)
Industrials	27.5%
Consumer Discretionary	17.1
Financials	12.6
Materials	10.1
Information Technology	9.7
Real Estate	7.8
Consumer Staples	6.0
Health Care	4.2
Energy	1.6
Short-Term Investment Fund	3.7
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%
Touchstone Small Cap Value Fund

Sector Allocation*(% of Net Assets)
Industrials	21.7%
Financials	19.5
Information Technology	8.7
Consumer Discretionary	8.4
Consumer Staples	7.8
Real Estate	7.0
Materials	6.8
Utilities	5.5
Energy	4.9
Health Care	4.5
Communication Services	1.6
Exchange-Traded Fund	1.3
Short-Term Investment Fund	1.1
Other Assets/Liabilities (Net)	1.2
Total	100.0%
Touchstone Ultra Short Duration Fixed Income Fund

Credit Quality**(% of Fixed Income Securities)
AAA/Aaa	59.0%
AA/Aa	11.2
A/A	13.0
BBB/Baa	10.7
CCC	0.1
Not Rated	0.2
Cash Equivalents	5.8
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).
** Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments
Touchstone Active Bond Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 39.9%
	Financials — 11.1%
$ 1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,387,097
1,447,000	Allstate Corp. (The), 1.450%, 12/15/30	1,251,075
833,000	American Financial Group, Inc., 5.250%, 4/2/30	898,574
1,216,000	Ares Capital Corp., 3.250%, 7/15/25	1,181,020
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	176,626
1,158,000	Bank of America Corp., 2.687%, 4/22/32	1,065,093
873,000	Bank of America Corp., 3.705%, 4/24/28	879,900
1,158,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,180,419
1,038,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,027,476
1,410,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,214,660
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,162,990
709,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	776,022
503,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	515,179
1,283,000	Charles Schwab Corp. (The), 5.000%(A)	1,278,189
1,290,000	Citigroup, Inc., 0.981%, 5/1/25	1,230,677
770,000	Citigroup, Inc., 3.200%, 10/21/26	764,978
494,000	Citigroup, Inc., 4.750%, 5/18/46	531,038
1,187,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	1,086,769
1,555,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 1.076%, 2/15/27(B)	1,492,884
1,376,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,250,773
1,865,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,864,121
608,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	609,628
833,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	842,016
1,327,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,245,785
1,447,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,354,128
1,113,000	JPMorgan Chase & Co., 3.509%, 1/23/29	1,109,750
1,069,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,045,915
1,410,000	Mastercard, Inc., 2.000%, 11/18/31	1,285,641
1,106,000	Morgan Stanley, 3.950%, 4/23/27	1,125,540
922,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	899,362
1,497,000	PNC Capital Trust, (3M LIBOR +0.570%), 1.093%, 6/1/28(B)	1,399,832
1,263,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,276,767
1,348,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25†	1,273,729
2,296,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 1.180%, 5/15/27(B)	2,189,556
		37,873,209
	Consumer Discretionary — 4.6%
1,493,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,455,359
802,000	Brunswick Corp., 4.400%, 9/15/32	793,009
764,000	Ford Motor Co., 3.250%, 2/12/32	681,213
615,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	607,583
1,715,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,541,699
643,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	654,639
528,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	570,993
200,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	174,379
1,168,000	GSK Consumer Healthcare Capital US LLC, 144a, 3.375%, 3/24/27	1,170,149
645,000	Home Depot, Inc. (The), 5.950%, 4/1/41	833,746
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,035,853
1,274,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,363,447
792,000	Magallanes, Inc., 144a, 4.279%, 3/15/32	796,741
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 792,000	Magallanes, Inc., 144a, 5.141%, 3/15/52	$ 810,489
1,842,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,604,455
200,000	Prosus NV (China), 144a, 3.257%, 1/19/27	182,973
366,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	353,918
1,053,000	Walmart, Inc., 2.850%, 7/8/24	1,065,679
		15,696,324
	Energy — 3.9%
1,010,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	1,044,642
712,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	851,442
832,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	901,464
753,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	823,631
220,000	Ecopetrol SA (Colombia), 5.875%, 11/2/51	186,727
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	335,894
300,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 3.545%, 8/31/36	285,775
200,000	EIG Pearl Holdings Sarl (Saudi Arabia), 144a, 4.387%, 11/30/46	187,000
1,268,000	Energy Transfer LP, 4.150%, 9/15/29	1,271,890
200,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	209,618
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	313,735
300,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	287,268
200,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	176,796
601,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	552,139
912,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	915,494
1,059,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,329,310
200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	233,979
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	179,100
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	167,640
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	336,097
203,000	Petroleos Mexicanos (Mexico), 6.700%, 2/16/32	192,850
250,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	203,225
201,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	175,624
380,000	Petronas Capital Ltd. (Malaysia), 144a, 2.480%, 1/28/32	352,950
400,000	Qatar Petroleum (Qatar), 144a, 3.125%, 7/12/41	363,941
250,000	SA Global Sukuk Ltd. (Saudi Arabia), 144a, 2.694%, 6/17/31	236,541
200,000	Sinopec Group Overseas Development 2018 Ltd. (China), 144a, 3.350%, 5/13/50	166,132
250,000	Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago), 9.750%, 6/15/26	254,000
668,000	Valero Energy Corp., 4.000%, 6/1/52	627,443
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	260,753
		13,423,100
	Utilities — 3.4%
199,461	Alfa Desarrollo SpA (Chile), 144a, 4.550%, 9/27/51	173,032
676,000	American Water Capital Corp., 6.593%, 10/15/37	877,575
1,152,000	CMS Energy Corp., 4.750%, 6/1/50	1,140,480
825,000	Duke Energy Progress LLC, 4.150%, 12/1/44	849,828
819,000	Edison International, 4.125%, 3/15/28	813,581
1,068,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	1,126,082
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	192,756
1,038,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,132,701
203,000	Genneia SA (Argentina), 144a, 8.750%, 9/2/27	191,074

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 39.9% (Continued)
	Utilities — (Continued)
$ 200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/26	$ 76,000
1,281,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	1,060,911
1,409,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,125,178
988,000	PacifiCorp., 5.750%, 4/1/37	1,163,047
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	192,836
2,024,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.619%, 5/15/67(B)	1,716,352
		11,831,433
	Industrials — 3.4%
200,000	Aeropuerto Internacional de Tocumen SA (Panama), 144a, 4.000%, 8/11/41	182,039
1,094,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,008,314
748,000	Boeing Co. (The), 5.805%, 5/1/50	863,335
899,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,121,265
730,000	Carrier Global Corp., 3.577%, 4/5/50	667,618
1,422,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	1,307,427
1,034,000	FedEx Corp., 5.100%, 1/15/44	1,155,698
1,123,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	1,073,484
300,000	Misc Capital Two Labuan Ltd. (Malaysia), 144a, 3.625%, 4/6/25	299,970
923,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,040,287
1,152,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,110,542
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	368,962
1,588,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,484,951
		11,683,892
	Communication Services — 3.2%
467,000	Alphabet, Inc., 1.900%, 8/15/40	380,025
1,000,000	AT&T, Inc., 3.850%, 6/1/60	894,566
700,000	AT&T, Inc., 4.500%, 5/15/35	740,649
1,340,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	1,269,920
1,081,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,231,715
899,000	Comcast Corp., 4.000%, 3/1/48	920,073
392,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	526,025
1,587,000	Netflix, Inc., 144a, 4.875%, 6/15/30	1,686,188
512,000	Paramount Global, 4.950%, 5/19/50	533,547
1,325,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,330,248
1,586,000	Verizon Communications, Inc., 2.987%, 10/30/56	1,304,568
		10,817,524
	Health Care — 2.6%
927,000	AbbVie, Inc., 4.450%, 5/14/46	992,175
1,038,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	966,752
848,000	Becton Dickinson and Co., 4.685%, 12/15/44	911,523
966,000	CommonSpirit Health, 4.187%, 10/1/49	960,724
440,000	CommonSpirit Health, 4.200%, 8/1/23	446,947
883,000	CVS Health Corp., 5.125%, 7/20/45	997,748
1,180,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,131,801
1,042,000	Mylan, Inc., 4.550%, 4/15/28	1,055,237
156,000	Rede D'or Finance Sarl (Brazil), 144a, 4.500%, 1/22/30	143,520
1,214,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,205,377
		8,811,804
	Information Technology — 2.2%
729,000	Apple, Inc., 4.650%, 2/23/46	862,175
1,588,000	Broadcom, Inc., 4.150%, 11/15/30	1,609,626
Principal Amount		Market Value

	Information Technology — (Continued)
$ 1,351,000	Microchip Technology, Inc., 144a, 0.983%, 9/1/24	$ 1,280,232
535,000	Microsoft Corp., 3.500%, 2/12/35	560,402
987,000	NXP BV / NXP Funding LLC (China), 144a, 5.350%, 3/1/26	1,048,244
444,000	Oracle Corp., 3.600%, 4/1/40	385,518
723,000	Visa, Inc., 4.150%, 12/14/35	786,352
1,248,000	VMware, Inc., 1.400%, 8/15/26	1,147,293
		7,679,842
	Consumer Staples — 2.2%
1,401,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	1,274,889
1,358,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,509,592
1,410,000	JBS Finance Luxembourg Sarl, 144a, 2.500%, 1/15/27	1,309,552
447,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	388,740
717,000	Kroger Co. (The), 5.000%, 4/15/42	796,226
1,065,000	Mars, Inc., 144a, 3.875%, 4/1/39	1,077,666
756,000	Starbucks Corp., 3.350%, 3/12/50	680,295
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	349,312
		7,386,272
	Real Estate — 2.1%
1,119,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,112,648
954,000	Equinix, Inc. REIT, 2.900%, 11/18/26	925,178
1,244,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	1,273,847
1,150,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,174,630
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/23	48,000
525,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	532,948
800,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	819,324
406,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	416,900
828,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	859,383
		7,162,858
	Materials — 1.2%
773,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	850,308
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	196,012
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	417,632
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	197,340
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	223,776
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	208,700
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	84,000
200,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	166,000
200,000	OCP SA (Morocco), 144a, 6.875%, 4/25/44	202,750
300,000	Sasol Financing USA LLC (South Africa), 5.500%, 3/18/31	280,080
914,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	967,522
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	185,720
200,000	Suzano Austria GmbH (Brazil), 5.000%, 1/15/30	204,920
		4,184,760
	Total Corporate Bonds	$136,551,018
	U.S. Treasury Obligations — 18.7%
16,095,000	U.S. Treasury Bond, 1.750%, 8/15/41	13,964,927
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	2,089,734
2,000,000	U.S. Treasury Bond, 3.000%, 5/15/42	2,121,328

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Treasury Obligations — 18.7% (Continued)
$18,720,000	U.S. Treasury Note, 0.250%, 10/31/25	$ 17,278,706
17,045,000	U.S. Treasury Note, 0.750%, 5/31/26	15,871,825
8,035,000	U.S. Treasury Note, 0.875%, 1/31/24	7,835,694
5,500,000	U.S. Treasury Note, 1.125%, 2/15/31	4,968,692
	Total U.S. Treasury Obligations	$64,130,906
	Commercial Mortgage-Backed Securities — 9.9%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.847%, 9/15/32(B)	2,443,403
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	514,552
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	906,075
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,187,591
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	854,083
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,598,194
720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55	699,176
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.347%, 2/15/29(B)	994,518
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	790,128
1,301,714	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,287,141
1,315,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	1,313,893
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.052%, 10/10/43	1,527,487
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(B)(C)	572,984
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(B)(C)	531,705
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	595,007
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37	684,789
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(B)(C)	1,691,289
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,230,400
1,150,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 1.847%, 10/15/36(B)	1,131,720
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	2,899,413
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(B)(C)	505,208
2,755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	2,770,278
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.270%, 11/15/35(B)	1,196,678
575,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(B)(C)	576,052
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,251,798
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C54, Class A4, 3.040%, 10/15/52	2,325,037
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(B)(C)	696,154
	Total Commercial Mortgage-Backed Securities	$33,774,753
	U.S. Government Mortgage-Backed Obligations — 8.0%
57,138	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.145%, 4/1/37(B)	59,031
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.0% (Continued)
$ 7,874	FHLMC, Pool #A12886, 5.000%, 8/1/33	$ 8,503
48,570	FHLMC, Pool #A13842, 6.000%, 9/1/33	51,940
5,363	FHLMC, Pool #A21415, 5.000%, 5/1/34	5,809
12,339	FHLMC, Pool #A35682, 5.000%, 7/1/35	13,365
7,332	FHLMC, Pool #A36523, 5.000%, 8/1/35	7,921
19,599	FHLMC, Pool #A46590, 5.000%, 8/1/35	20,654
2,905	FHLMC, Pool #A64971, 5.500%, 8/1/37	3,206
1,738,766	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,822,258
48,387	FHLMC, Pool #A96485, 4.500%, 1/1/41	51,449
281,757	FHLMC, Pool #A97897, 4.500%, 4/1/41	299,613
14,903	FHLMC, Pool #C62740, 7.000%, 1/1/32	15,930
12,268	FHLMC, Pool #C72254, 6.500%, 7/1/32	13,184
23,458	FHLMC, Pool #C90986, 7.000%, 6/1/26	24,406
9,097	FHLMC, Pool #G02184, 5.000%, 4/1/36	9,848
1,518,157	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,614,281
148,617	FHLMC, Pool #G05733, 5.000%, 11/1/39	161,045
44,519	FHLMC, Pool #J13584, 3.500%, 11/1/25	45,512
3,138,362	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	2,918,027
835,895	FHLMC REMIC, Pool #RA2970, 2.500%, 7/1/50	802,591
19,527	FNMA, Pool #255628, 5.500%, 2/1/25	20,735
6,555	FNMA, Pool #426830, 8.000%, 11/1/24	6,604
5,040	FNMA, Pool #540040, 7.500%, 6/1/28	5,057
9,037	FNMA, Pool #561741, 7.500%, 1/1/31	9,757
16,023	FNMA, Pool #640291, 7.000%, 8/1/32	16,071
15,020	FNMA, Pool #670402, 6.500%, 6/1/32	16,443
88,459	FNMA, Pool #745257, 6.000%, 1/1/36	98,713
54,115	FNMA, Pool #748895, 6.000%, 12/1/33	56,027
28,867	FNMA, Pool #758564, 6.000%, 9/1/24	30,763
34,461	FNMA, Pool #810049, 5.500%, 3/1/35	36,639
31,732	FNMA, Pool #819297, 6.000%, 9/1/35	34,727
562,314	FNMA, Pool #881279, 5.000%, 11/1/36	611,090
19,890	FNMA, Pool #889060, 6.000%, 1/1/38	22,747
47,180	FNMA, Pool #889061, 6.000%, 1/1/38	52,715
3,651	FNMA, Pool #895657, 6.500%, 8/1/36	3,888
61,248	FNMA, Pool #905049, 5.500%, 11/1/36	65,131
251,871	FNMA, Pool #928553, 5.500%, 8/1/37	270,896
116,511	FNMA, Pool #931535, 5.500%, 7/1/39	119,906
102,343	FNMA, Pool #AA3467, 4.500%, 4/1/39	109,009
171,635	FNMA, Pool #AA4584, 4.500%, 4/1/39	182,820
39,907	FNMA, Pool #AB1800, 4.000%, 11/1/40	41,787
73,154	FNMA, Pool #AB2452, 4.000%, 3/1/26	75,349
20,940	FNMA, Pool #AD3775, 4.500%, 3/1/25	21,654
25,041	FNMA, Pool #AD6193, 5.000%, 6/1/40	26,606
53,829	FNMA, Pool #AE1568, 4.000%, 9/1/40	56,348
327,098	FNMA, Pool #AE2497, 4.500%, 9/1/40	348,445
33,199	FNMA, Pool #AE5441, 5.000%, 10/1/40	35,825
107,662	FNMA, Pool #AH1135, 5.000%, 1/1/41	115,849
42,448	FNMA, Pool #AH3671, 4.000%, 2/1/26	43,776
308,296	FNMA, Pool #AH6622, 4.000%, 3/1/41	322,854
287,879	FNMA, Pool #AL0150, 4.000%, 2/1/41	301,386
50,087	FNMA, Pool #AL0211, 5.000%, 4/1/41	53,934
1,585,173	FNMA, Pool #AL5718, 3.500%, 9/1/44	1,617,992
338,170	FNMA, Pool #AS0779, 4.000%, 10/1/43	353,386
24,050	FNMA, Pool #AS7813, 4.000%, 8/1/46	25,130
2,294,116	FNMA, Pool #BT7156, 2.000%, 8/1/51	2,133,163
1,659,065	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,617,070
1,626,718	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,557,844
597,789	FNMA, Pool #FM4996, 2.000%, 12/1/50	557,299
2,323,002	FNMA, Pool #FM5085, 2.000%, 12/1/50	2,164,376
1,118,330	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,071,882
1,133,480	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,084,335

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.0% (Continued)
$ 1,182,226	FNMA, Pool #FM9905, 2.500%, 12/1/51	$ 1,130,968
1,193,241	FNMA, Pool #FM9907, 2.500%, 12/1/51	1,141,506
989,647	FNMA, Pool #MA4128, 2.000%, 9/1/40	929,512
738,471	GNMA, Pool #4424, 5.000%, 4/20/39	810,363
	Total U.S. Government Mortgage-Backed Obligations	$27,356,950
	Asset-Backed Securities — 7.8%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 1.891%, 4/15/34(B)	1,077,458
2,039,548	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,064,795
1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 1.371%, 10/17/34(B)	1,384,877
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(B)	1,374,993
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 3.147%, 9/15/35(B)	815,222
966,529	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	914,143
1,802	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 6.910%, 2/25/33(B)(C)	1,744
2,857,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,843,417
1,271,813	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,143,518
109,588	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(B)(C)	122,752
8,267	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(B)(C)	8,621
750,606	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	732,740
1,150,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,086,623
967,575	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	956,278
1,100,000	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	1,075,250
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 1.819%, 10/19/34(B)	1,411,750
660,338	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	680,277
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(C)	903,456
1,191,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,117,729
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 1.441%, 10/15/34(B)	1,387,352
70,085	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	70,058
1,125,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,070,643
1,095,250	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	1,027,246
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.371%, 10/15/30(B)	598,170
Principal Amount		Market Value
	Asset-Backed Securities — 7.8% (Continued)
$ 1,588,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	$ 1,405,875
1,375,000	Whitebox CLO II Ltd. (Cayman Islands), 144a, (3M LIBOR +1.220%), 1.479%, 10/24/34(B)	1,360,323
	Total Asset-Backed Securities	$26,635,310
	Non-Agency Collateralized Mortgage Obligations — 5.5%
1,671	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.586%, 3/25/35(B)(C)	1,694
1,278,364	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.665%, 10/25/45(B)(C)	1,273,367
1,992,256	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.665%, 10/25/45(B)(C)	1,981,009
512,569	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.547%, 8/25/43(B)(C)	505,301
641,008	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.649%, 11/25/44(B)(C)	636,410
1,037,186	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.935%, 1/25/45(B)(C)	1,036,633
1,062,339	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.906%, 2/25/45(B)(C)	1,053,049
1,013,776	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.811%, 12/25/44(B)(C)	1,010,559
1,238,256	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.582%, 2/25/48	1,203,923
57,968	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(B)(C)	58,047
356,220	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(B)(C)	346,663
962,302	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(B)(C)	892,825
20,922	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.098%, 2/25/35(B)(C)	21,622
10,212	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 2.585%, 4/25/35(B)(C)	10,278
18,774	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.256%, 6/25/36(B)(C)	14,969
778,620	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.241%, 1/25/45(B)(C)	780,449
1,663,857	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.460%, 1/25/47(B)(C)	1,624,301
353,837	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(B)(C)	354,362
1,457,865	JP Morgan Mortgage Trust, Ser 2021-10, Class A4, 144a, 2.500%, 12/25/51(B)(C)	1,399,490
18,354	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	18,937
139,874	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	85,834
150,182	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(B)(C)	150,030
158,061	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.502%, 5/25/43(B)(C)	158,066
738,247	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(B)(C)	721,208
193,390	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(B)(C)	194,166
1,575,497	Sequoia Mortgage Trust, Ser 2021-9, Class A1, 144a, 2.500%, 1/25/52(B)(C)	1,452,003
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.752%, 10/25/56	980,476

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.5% (Continued)
$ 800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59	$ 770,150
46,317	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	45,732
	Total Non-Agency Collateralized Mortgage Obligations	$18,781,553
	Sovereign Government Obligations — 4.3%
200,000	Airport Authority, 144a, 3.250%, 1/12/52	178,403
200,000	Angolan Government International Bond, 144a, 9.125%, 11/26/49	194,292
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	279,812
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	4,084
242,500	Argentine Republic Government International Bond, 1.125%, 7/9/35(B)(C)	73,638
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	295,576
100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	79,951
200,000	Bahrain Government International Bond, 144a, 4.250%, 1/25/28	193,320
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	36,887
368,000	Chile Government International Bond, 3.100%, 5/7/41	324,896
933,000	Chile Government International Bond, 3.100%, 1/22/61	769,669
200,000	Chile Government International Bond, 3.500%, 1/31/34	197,282
375,000	Colombia Government International Bond, 3.250%, 4/22/32	313,275
604,000	Colombia Government International Bond, 5.000%, 6/15/45	509,281
200,000	Colombia Government International Bond, 5.200%, 5/15/49	170,790
250,000	Colombia Government International Bond, 6.125%, 1/18/41	242,922
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	174,002
200,000	Dominican Republic International Bond, 144a, 5.500%, 2/22/29	198,202
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	181,002
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	154,126
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	98,751
102,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(B)(C)	58,227
372,885	Ecuador Government International Bond, 144a, 1.000%, 7/31/35(B)(C)	243,871
631,050	Ecuador Government International Bond, 144a, 5.000%, 7/31/30(B)(C)	526,933
350,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	347,095
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	182,948
585,000	Egypt Government International Bond, 144a, 5.875%, 2/16/31	490,044
Principal Amount		Market Value
	Sovereign Government Obligations — 4.3% (Continued)
$ 200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	$ 196,709
200,000	Egypt Government International Bond, 144a, 7.500%, 2/16/61	158,500
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	164,700
25,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	13,843
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	49,001
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	46,810
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	36,001
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	423,540
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	139,100
200,000	Government of Sharjah Finance Department, 144a, 4.000%, 7/28/50	161,725
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	209,202
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	251,148
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	204,000
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	193,501
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	192,500
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	23,250
1,173,000	Mexico Government International Bond, 3.771%, 5/24/61	951,432
200,000	Mexico Government International Bond, 4.750%, 4/27/32	211,794
100,000	Mexico Government International Bond, 5.000%, 4/27/51	101,308
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	200,999
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	199,660
370,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	307,433
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	183,600
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	189,060
200,000	Oman Government International Bond, 144a, 6.000%, 8/1/29	208,458
200,000	Oman Government International Bond, 144a, 6.500%, 3/8/47	195,762
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	205,256
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	206,625
948,000	Panama Government International Bond, 4.300%, 4/29/53	911,161
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	191,160
100,000	Paraguay Government International Bond, 144a, 5.600%, 3/13/48	102,351
100,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	92,875

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 4.3% (Continued)
$ 200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	$ 30,000
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	174,500
360,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	310,500
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	99,000
350,000	Turkey Government International Bond, 4.875%, 4/16/43	247,940
200,000	Turkey Government International Bond, 5.750%, 5/11/47	148,680
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	85,260
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	165,596
	Total Sovereign Government Obligations	$14,703,219
	Agency Collateralized Mortgage Obligations — 1.7%
2,626,147	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	2,891,696
678,657	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	714,975
142,755	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	155,378
1,506	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(D)	0
14,080	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	13,550
439,179	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	433,856
51,327	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.707%, 8/25/44(B)	51,073
995,519	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	1,029,714
4,329,529	GNMA, Ser 2012-147, Class IO, 0.559%, 4/16/54(B)(C)(D)	66,028
2,008,234	GNMA, Ser 2016-113, Class IO, 1.084%, 2/16/58(B)(C)(D)	112,223
8,703,728	GNMA, Ser 2016-140, Class IO, 0.758%, 5/16/58(B)(C)(D)	363,024
	Total Agency Collateralized Mortgage Obligations	$5,831,517
Shares
	Preferred Stocks — 0.8%
	Financials — 0.6%
6,415	Bank of America Corp., Ser NN, 4.375%(A)	138,885
22,305	Bank of America Corp., Ser QQ, 4.250%(A)	481,565
25,660	JPMorgan Chase & Co., Ser JJ, 4.550%(A)	560,927
23,122	JPMorgan Chase & Co., Ser MM, 4.200%(A)	487,412
8,077	US Bancorp, Ser L, 3.750%(A)	159,197
8,457	US Bancorp, Ser M, 4.000%(A)	174,891
12,830	Wells Fargo & Co., Ser DD, 4.250%(A)	265,453
		2,268,330
	Real Estate — 0.2%
27,975	Public Storage REIT, Ser P, 4.000%(A)	573,208
	Total Preferred Stocks	$2,841,538
Shares		MarketValue
	Short-Term Investment Funds — 3.6%
10,866,528	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 10,866,528
1,257,750	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	1,257,750
	Total Short-Term Investment Funds	$12,124,278
	Total Investment Securities—100.2% (Cost $359,288,853)	$342,731,042
	Liabilities in Excess of Other Assets — (0.2%)	(626,751)
	Net Assets — 100.0%	$342,104,291
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $1,228,374.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $102,097,699 or 29.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$136,551,018	$—	$136,551,018
U.S. Treasury Obligations	—	64,130,906	—	64,130,906
Commercial Mortgage-Backed Securities	—	33,774,753	—	33,774,753
U.S. Government Mortgage-Backed Obligations	—	27,356,950	—	27,356,950
Asset-Backed Securities	—	26,635,310	—	26,635,310
Non-Agency Collateralized Mortgage Obligations	—	18,781,553	—	18,781,553
Sovereign Government Obligations	—	14,703,219	—	14,703,219
Agency Collateralized Mortgage Obligations	—	5,831,517	—	5,831,517
Preferred Stocks	2,841,538	—	—	2,841,538
Short-Term Investment Funds	12,124,278	—	—	12,124,278
Other Financial Instruments*
Futures
Interest rate contracts	94,487	—	—	94,487
Total Assets	$15,060,303	$327,765,226	$—	$342,825,529
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(239,646)	$—	$—	$(239,646)
Total Liabilities	$(239,646)	$—	$—	$(239,646)
Total	$14,820,657	$327,765,226	$—	$342,585,883
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts and is included in Receivable for variation margin on futures contracts on the Statement of Assets and Liabilities.
Futures Contracts
At March 31, 2022, $138,250 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
10-Year Ultra Long U.S. Treasury Bond	6/21/2022	140	$19,060,113	$94,487
Long Futures:
5-Year U.S. Treasury Note	6/30/2022	344	39,692,146	(239,646)
				$(145,159)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Japan — 28.0%
	Communication Services — 3.1%
8,000	CyberAgent, Inc.	$ 98,997
5,700	Nexon Co. Ltd.	136,365
2,200	Square Enix Holdings Co. Ltd.	97,457
14,600	Z Holdings Corp.	63,117
	Consumer Discretionary — 4.8%
9,800	Pan Pacific International Holdings Corp.	156,805
2,000	Shimamura Co. Ltd.	177,758
700	Shimano, Inc.	160,306
5,300	Skylark Holdings Co. Ltd.	68,482
1,700	ZOZO, Inc.	45,399
	Consumer Staples — 8.1%
2,200	Kobayashi Pharmaceutical Co. Ltd.	176,271
14,700	Lion Corp.	163,834
1,700	MatsukiyoCocokara & Co.	60,133
1,200	MEIJI Holdings Co. Ltd.	65,078
500	Nissin Foods Holdings Co. Ltd.	35,058
7,300	Pigeon Corp.	128,381
4,000	Sundrug Co. Ltd.	97,422
5,100	Welcia Holdings Co. Ltd.	125,486
14,000	Yamazaki Baking Co. Ltd.	172,384
	Energy — 0.6%
1,700	Iwatani Corp.	71,645
	Financials — 1.1%
7,700	Shinsei Bank Ltd.*†	140,442
	Health Care — 1.3%
700	Chugai Pharmaceutical Co. Ltd.	23,358
3,000	Eisai Co. Ltd.	138,986
	Industrials — 4.3%
5,900	ANA Holdings, Inc.*	123,329
1,600	Kyushu Railway Co.	32,682
4,100	MonotaRO Co. Ltd.	87,995
5,400	SG Holdings Co. Ltd.	101,686
3,900	West Japan Railway Co.	161,600
1,600	Yamato Holdings Co. Ltd.	29,888
	Information Technology — 0.3%
4,200	Ricoh Co. Ltd.†	36,371
	Real Estate — 3.0%
86	GLP J-Reit	130,677
60	Nippon Prologis REIT, Inc.	175,702
2,400	Tokyo Tatemono Co. Ltd.	35,965
7,300	Tokyu Fudosan Holdings Corp.	40,065
	Utilities — 1.4%
6,600	Toho Gas Co. Ltd.	146,904
7,900	Tokyo Electric Power Co. Holdings, Inc.*	26,078
	Total Japan	3,532,106
	United Kingdom — 10.1%
	Communication Services — 1.5%
23,803	BT Group PLC	56,754
13,106	Pearson PLC	128,504
	Consumer Discretionary — 0.3%
450	Games Workshop Group PLC	42,947
	Consumer Staples — 2.8%
50,706	J Sainsbury PLC	167,826
7,907	Ocado Group PLC*	120,737
Shares		Market Value

	United Kingdom — (Continued)
	Consumer Staples — (Continued)
647	Reckitt Benckiser Group PLC	$ 49,357
375	Unilever PLC	17,026
	Financials — 1.4%
11,268	Hiscox Ltd.	145,595
10,035	Man Group PLC	30,623
	Health Care — 1.6%
72,068	ConvaTec Group PLC, 144a	204,113
	Industrials — 1.3%
39,345	International Consolidated Airlines Group SA*	72,979
21,943	Royal Mail PLC	94,281
	Information Technology — 1.2%
1,126	Endava PLC ADR*	149,792
	Total United Kingdom	1,280,534
	Hong Kong — 7.7%
	Consumer Discretionary — 0.5%
8,182	Melco Resorts & Entertainment Ltd. ADR*	62,511
	Consumer Staples — 0.2%
43,500	WH Group Ltd., 144a	27,316
	Financials — 1.8%
5,700	Hang Seng Bank Ltd.	109,627
2,600	Hong Kong Exchanges & Clearing Ltd.	121,870
	Industrials — 2.1%
2,700	Jardine Matheson Holdings Ltd.	148,500
66,000	Pacific Basin Shipping Ltd.	35,338
2,000	Techtronic Industries Co. Ltd.	32,043
23,000	Xinyi Glass Holdings, Ltd.	55,146
	Information Technology — 1.0%
12,100	ASM Pacific Technology Ltd.	121,816
	Real Estate — 1.8%
9,000	Henderson Land Development Co. Ltd.	37,359
21,600	Link REIT	183,951
	Utilities — 0.3%
27,000	Hong Kong & China Gas Co. Ltd.	32,614
	Total Hong Kong	968,091
	Denmark — 5.6%
	Health Care — 2.5%
6,049	Ambu A/S - Class B	89,048
221	Ascendis Pharma A/S ADR*	25,937
1,209	Coloplast A/S - Class B	183,089
393	GN Store Nord AS	19,263
	Industrials — 0.3%
1,315	ISS A/S*	23,370
553	Vestas Wind Systems A/S	16,222
	Materials — 2.4%
2,585	Chr Hansen Holding A/S	189,809
1,545	Novozymes A/S - Class B	105,932
	Utilities — 0.4%
410	Orsted AS, 144a	51,320
	Total Denmark	703,990
	Spain — 4.9%
	Communication Services — 0.8%
800	Cellnex Telecom SA, 144a	38,500
12,265	Telefonica SA	59,439

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Spain — (Continued)
	Financials — 3.0%
107,391	Banco de Sabadell SA	$ 87,755
25,217	Bankinter SA†	147,751
43,140	CaixaBank SA	146,846
	Health Care — 1.1%
7,370	Grifols SA	133,770
	Total Spain	614,061
	France — 4.8%
	Communication Services — 0.1%
375	Ubisoft Entertainment SA*	16,479
	Consumer Staples — 1.5%
8,959	Carrefour SA	194,699
	Health Care — 1.3%
1,520	BioMerieux	162,231
	Real Estate — 1.9%
1,605	Covivio REIT	127,732
4,173	Klepierre SA REIT	111,103
	Total France	612,244
	Australia — 4.5%
	Communication Services — 0.2%
8,075	Telstra Corp. Ltd.	23,858
	Consumer Discretionary — 1.7%
1,967	Domino's Pizza Enterprises Ltd.	128,040
3,733	IDP Education Ltd.	87,367
	Consumer Staples — 1.3%
18,416	Treasury Wine Estates Ltd.	159,078
	Health Care — 0.3%
1,830	Ansell Ltd.	35,091
	Information Technology — 0.3%
1,138	WiseTech Global Ltd.	42,833
	Materials — 0.7%
8,969	Evolution Mining Ltd.	29,602
1,755	Fortescue Metals Group Ltd.	26,978
1,617	Newcrest Mining Ltd.	32,675
	Total Australia	565,522
	Israel — 4.3%
	Financials — 2.5%
15,290	Bank Hapoalim BM	151,381
14,901	Bank Leumi Le-Israel BM	160,524
	Health Care — 1.2%
16,664	Teva Pharmaceutical Industries Ltd.*	155,546
	Information Technology — 0.6%
365	Nice Ltd.*	79,835
	Total Israel	547,286
	Germany — 3.9%
	Consumer Discretionary — 0.6%
23,154	TUI AG*	73,198
	Consumer Staples — 0.7%
2,001	HelloFresh SE*	89,812
	Financials — 0.5%
8,151	Commerzbank AG*	61,939
	Health Care — 0.4%
861	Fresenius Medical Care AG & Co. KGaA	57,696
Shares		Market Value

	Germany — (Continued)
	Industrials — 1.7%
4,826	Deutsche Lufthansa AG*	$ 38,919
1,936	Knorr-Bremse AG	148,408
113	Rheinmetall AG	23,885
	Total Germany	493,857
	Switzerland — 3.6%
	Communication Services — 0.8%
170	Swisscom AG	102,137
	Consumer Staples — 1.2%
13	Chocoladefabriken Lindt & Spruengli AG	154,725
	Financials — 0.2%
36	Zurich Insurance Group AG	17,780
	Health Care — 0.7%
68	Bachem Holding AG	37,423
135	Roche Holding AG	53,415
	Industrials — 0.2%
48	Geberit AG	29,590
	Real Estate — 0.5%
445	PSP Swiss Property AG	58,443
	Total Switzerland	453,513
	Finland — 3.1%
	Communication Services — 1.5%
3,201	Elisa Oyj	193,042
	Consumer Discretionary — 0.2%
1,793	Nokian Renkaat Oyj	29,100
	Health Care — 1.4%
3,816	Orion Oyj - Class B	173,310
	Total Finland	395,452
	Netherlands — 2.9%
	Communication Services — 0.6%
21,120	Koninklijke KPN NV	73,286
	Consumer Staples — 1.5%
5,771	Koninklijke Ahold Delhaize NV	185,627
	Financials — 0.8%
8,782	Aegon NV	46,555
651	Euronext NV, 144a	59,142
	Total Netherlands	364,610
	China — 2.3%
	Communication Services — 0.1%
455	JOYY, Inc. ADR	16,712
	Consumer Discretionary — 0.5%
36,800	Chow Tai Fook Jewellery Group Ltd.	66,465
	Consumer Staples — 1.3%
59,300	Budweiser Brewing Co. APAC Ltd., 144a	156,590
	Industrials — 0.4%
15,000	SITC International Holdings Co., Ltd.	52,451
	Total China	292,218
	Norway — 1.8%
	Consumer Staples — 1.0%
4,661	Mowi ASA	125,548

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Norway — (Continued)
	Energy — 0.8%
1,918	Aker BP ASA	$ 71,539
884	Equinor ASA	33,006
	Total Norway	230,093
	Portugal — 1.6%
	Consumer Staples — 1.6%
8,488	Jeronimo Martins SGPS SA	204,041
	Belgium — 1.6%
	Consumer Discretionary — 0.2%
143	D'ieteren Group	24,079
	Materials — 1.4%
4,061	Umicore SA	175,546
	Total Belgium	199,625
	United States — 1.6%
	Health Care — 1.6%
3,994	QIAGEN NV*	195,985
	Ireland — 1.4%
	Consumer Staples — 1.4%
1,583	Kerry Group PLC - Class A	177,046
	Luxembourg — 1.4%
	Health Care — 1.4%
1,725	Eurofins Scientific SE	170,642
	New Zealand — 1.1%
	Health Care — 1.1%
8,375	Fisher & Paykel Healthcare Corp. Ltd.	140,534
	Singapore — 1.0%
	Industrials — 0.4%
21,600	ComfortDelGro Corp. Ltd.	23,630
5,500	Keppel Corp. Ltd.	25,933
	Real Estate — 0.6%
64,100	Suntec Real Estate Investment Trust REIT	82,425
	Total Singapore	131,988
	Jordan — 0.9%
	Health Care — 0.9%
4,192	Hikma Pharmaceuticals PLC	113,092
	Sweden — 0.7%
	Energy — 0.7%
2,052	Lundin Energy AB	86,131
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A)	0
	Total Common Stocks	$12,472,661
Shares		Market Value
	Short-Term Investment Funds — 3.2%
70,249	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 70,249
335,447	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	335,447
	Total Short-Term Investment Funds	$405,696
	Total Investment Securities — 102.0% (Cost $12,353,631)	$12,878,357
	Liabilities in Excess of Other Assets — (2.0)%	(254,069)
	Net Assets — 100.0%	$12,624,288
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $313,599.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $536,981 or 4.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$348,086	$3,184,020	$—	$3,532,106
United Kingdom	542,447	738,087	—	1,280,534
Hong Kong	211,011	757,080	—	968,091
Denmark	25,937	678,053	—	703,990
Spain	146,846	467,215	—	614,061
France	194,699	417,545	—	612,244
Australia	—	565,522	—	565,522
Israel	—	547,286	—	547,286
Germany	—	493,857	—	493,857
Switzerland	—	453,513	—	453,513
Finland	—	395,452	—	395,452
Netherlands	—	364,610	—	364,610
China	16,712	275,506	—	292,218
Norway	—	230,093	—	230,093
Portugal	204,041	—	—	204,041
Belgium	—	199,625	—	199,625
United States	—	195,985	—	195,985
Ireland	177,046	—	—	177,046
Luxembourg	—	170,642	—	170,642
New Zealand	—	140,534	—	140,534
Singapore	—	131,988	—	131,988
Jordan	—	113,092	—	113,092
Sweden	—	86,131	—	86,131
United Arab Emirates	—	—	0	0
Short-Term Investment Funds	405,696	—	—	405,696
Total	$2,272,521	$10,605,836	$0	$12,878,357
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2021	$0
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, March 31, 2022	$0
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2022	$—
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Credit Opportunities Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 67.2%
	Energy — 10.8%
$ 517,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	$ 558,841
2,596,000	Apache Corp., 5.100%, 9/1/40(A)	2,615,470
1,626,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,602,569
105,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	103,688
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	194,750
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	196,444
1,171,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 9.000%, 11/1/27	1,604,270
2,119,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	2,214,355
160,000	Cheniere Energy Partners LP, 144a, 3.250%, 1/31/32	145,600
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	231,684
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	383,721
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,739,220
1,210,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	1,217,466
446,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	454,579
320,000	Cullinan Holdco Scsp (Luxembourg), 4.625%, 10/15/26	332,866
858,000	EnLink Midstream LLC, 5.375%, 6/1/29	858,000
489,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	502,756
2,595,000	EQM Midstream Partners LP, 6.500%, 7/15/48	2,504,175
810,000	EQT Corp., 7.500%, 2/1/30	937,931
777,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	783,507
2,442,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,255,724
2,432,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,401,600
65,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 144a, 7.500%, 2/1/26	63,940
362,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	314,487
1,623,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	1,551,507
475,000	Occidental Petroleum Corp., 6.450%, 9/15/36	559,733
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	95,455
1,239,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	1,242,023
747,000	Southwestern Energy Co., 4.750%, 2/1/32	746,066
536,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	438,196
924,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	896,603
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	620,974
1,957,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	1,955,385
1,817,000	Western Midstream Operating LP, 5.750%, 2/1/50	1,771,575
		34,095,160
	Communication Services — 9.6%
2,682,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	2,404,011
2,475,000	Avaya, Inc., 144a, 6.125%, 9/15/28	2,440,771
72,000	Belo Corp., 7.250%, 9/15/27	80,640
500,000	Belo Corp., 7.750%, 6/1/27	570,000
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	612,563
310,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	306,745
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	1,956,340
Principal Amount		Market Value

	Communication Services — (Continued)
$ 460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	$ 460,972
2,150,000	CommScope, Inc., 144a, 8.250%, 3/1/27	2,094,100
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	313,593
300,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	252,729
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	68,020
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	359,605
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	798,074
980,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	379,750
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	207,500
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	277,417
735,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	674,362
218,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	208,455
1,114,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	1,037,435
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	250,616
411,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	389,901
1,379,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	1,285,917
565,000	Lumen Technologies, Inc., 144a, 5.125%, 12/15/26	538,569
128,000	Netflix, Inc., 4.875%, 4/15/28	134,241
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	123,250
1,516,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,476,235
105,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	106,444
941,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	875,130
1,197,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,137,150
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	875,933
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	20,000
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	243,194
491,000	TEGNA, Inc., 4.625%, 3/15/28	488,408
1,400,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,351,000
1,755,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,338,187
1,685,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	839,568
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	357,461
1,523,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	1,462,080
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	124,673
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	122,158
910,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	873,600
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	365,848
		30,282,645
	Industrials — 8.3%
832,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	775,840
211,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	203,283
343,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	343,858
2,525,332	Artera Services LLC, 144a, 9.033%, 12/4/25	2,493,765
860,000	Builders FirstSource, Inc., 144a, 4.250%, 2/1/32	800,875
1,344,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,293,600
758,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	730,522
1,707,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28(A)	1,666,169

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.2% (Continued)
	Industrials — (Continued)
$2,328,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	$ 1,985,522
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	900,818
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	139,160
2,192,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	2,030,591
2,118,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	1,982,999
2,555,000	Mauser Packaging Solutions Holding Co., 144a, 7.250%, 4/15/25	2,532,286
1,818,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,689,286
529,000	Owens-Brockway Glass Container, Inc., 144a, 5.375%, 1/15/25	526,355
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	50,745
1,445,000	Redwood Star Merger Sub, Inc., 144a, 8.750%, 4/1/30	1,383,587
723,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	672,404
397,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	381,120
259,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	256,607
1,000,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	1,028,125
175,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	182,219
295,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	296,475
1,789,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	1,701,482
		26,047,693
	Consumer Discretionary — 7.7%
416,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	409,240
239,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	238,104
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	542,739
1,255,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	1,174,002
1,291,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	1,138,443
653,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	669,031
28,000	Bath & Body Works, Inc., 6.694%, 1/15/27	29,746
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	306,780
961,000	Bath & Body Works, Inc., 6.875%, 11/1/35	994,154
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	99,654
250,000	Boyd Gaming Corp., 4.750%, 12/1/27	248,032
124,000	Boyd Gaming Corp., 144a, 8.625%, 6/1/25	130,245
150,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	160,850
1,238,000	Carvana Co., 144a, 4.875%, 9/1/29	1,033,730
608,000	Carvana Co., 144a, 5.500%, 4/15/27	542,640
233,000	Carvana Co., 144a, 5.875%, 10/1/28	207,487
1,772,000	Century Communities, Inc., 144a, 3.875%, 8/15/29	1,589,042
179,000	Century Communities, Inc., 6.750%, 6/1/27	185,730
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	129,441
364,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	374,465
148,000	Dana, Inc., 4.250%, 9/1/30	135,450
147,000	Dana, Inc., 5.375%, 11/15/27	146,081
326,000	Dana, Inc., 5.625%, 6/15/28	329,423
75,000	Ford Motor Co., 9.000%, 4/22/25	86,038
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,986
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	579,204
227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	226,591
256,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	250,732
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	56,100
1,733,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	1,758,995
253,881	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	254,026
320,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	303,408
1,363,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,315,295
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	$ 913,106
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	217,870
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	207,825
622,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	592,455
1,797,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	1,987,931
1,938,000	Real Hero Merger Sub 2, Inc., 144a, 6.250%, 2/1/29	1,771,371
917,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	917,000
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	120,031
177,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	188,774
610,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	564,250
1,043,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	993,145
162,000	United Airlines, Inc., 144a, 4.375%, 4/15/26	159,469
162,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	154,054
		24,443,165
	Consumer Staples — 6.4%
275,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	249,547
1,521,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	1,460,160
750,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	723,765
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	425,878
550,000	BCPE Ulysses Intermediate, Inc., 144a, 7.750%, 4/1/27(B)	499,125
425,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	392,062
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	218,497
945,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	942,637
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	394,610
663,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	677,772
2,570,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,506,701
1,644,000	Kraft Heinz Foods Co., 5.000%, 6/4/42	1,757,025
1,855,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	1,737,504
1,259,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	1,189,100
894,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	864,945
300,000	Mobilux Finance SAS (France), 4.250%, 7/15/28	307,130
715,000	Paysafe Finance PLC / Paysafe Holdings US Corp., 144a, 4.000%, 6/15/29	608,644
1,542,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	1,567,906
1,260,000	SRS Distribution, Inc., 144a, 4.625%, 7/1/28	1,203,565
364,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	335,790
2,209,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,982,577
		20,044,940
	Financials — 5.4%
1,751,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	1,593,463
595,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.000%, 11/15/25	586,075
1,495,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 6.750%, 10/15/27	1,480,050
1,537,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28†	1,369,467
717,000	Coinbase Global, Inc., 144a, 3.625%, 10/1/31	611,242
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	463,167
734,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	724,825
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	580,961

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 67.2% (Continued)
	Financials — (Continued)
$1,830,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	$ 1,721,152
435,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	418,905
300,000	Navient Corp., 4.875%, 3/15/28	275,897
1,268,000	Navient Corp., 5.000%, 3/15/27	1,212,455
490,000	NFP Corp., 144a, 4.875%, 8/15/28	467,950
304,000	NFP Corp., 144a, 6.875%, 8/15/28	289,560
392,000	OneMain Finance Corp., 3.875%, 9/15/28	354,756
1,690,000	OneMain Finance Corp., 4.000%, 9/15/30	1,491,425
1,524,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,395,039
2,237,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	2,113,965
		17,150,354
	Information Technology — 5.1%
2,752,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,442,400
1,787,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	1,681,227
1,783,000	Condor Merger Sub, Inc., 144a, 7.375%, 2/15/30	1,707,223
2,277,000	Elastic NV, 144a, 4.125%, 7/15/29	2,117,610
2,248,000	II-VI, Inc., 144a, 5.000%, 12/15/29	2,203,040
330,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	316,394
1,564,000	PTC, Inc., 144a, 4.000%, 2/15/28	1,523,758
1,787,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	1,762,429
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	394,900
746,000	Seagate HDD Cayman, 3.375%, 7/15/31	666,700
500,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	505,898
786,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	740,805
		16,062,384
	Health Care — 4.1%
2,242,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	2,213,386
2,492,000	Air Methods Corp., 144a, 8.000%, 5/15/25†	2,155,580
385,000	Bausch Health Cos, Inc., 144a, 9.000%, 12/15/25	398,889
1,164,000	Catalent Pharma Solutions, Inc., 144a, 3.125%, 2/15/29	1,057,977
1,766,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	1,752,755
244,000	HCA, Inc., 5.625%, 9/1/28	263,479
1,644,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	1,553,580
1,557,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,532,469
553,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	518,438
1,771,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	1,624,893
		13,071,446
	Materials — 3.8%
1,289,636	ASP Unifrax Holdings, Inc., 144a, 5.250%, 9/30/28	1,203,966
859,000	ASP Unifrax Holdings, Inc., 144a, 7.500%, 9/30/29†	763,875
1,688,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,548,115
817,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	796,575
330,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	332,063
617,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	630,883
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	308,019
397,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	440,690
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	70,566
601,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	568,390
1,579,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,420,689
1,695,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,584,825
2,480,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25†	1,993,672
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	224,675
		11,887,003
Principal Amount		Market Value

	Real Estate — 3.1%
$2,393,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	$ 2,237,264
215,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	213,050
875,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	787,500
2,220,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	2,275,500
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	371,229
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	523,210
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,082,900
920,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	881,695
963,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.750%, 6/15/29	912,428
110,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	106,975
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	194,037
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	46,000
		9,631,788
	Utilities — 2.9%
2,534,000	Calpine Corp., 144a, 4.500%, 2/15/28(A)	2,471,866
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31(A)	1,312,348
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	140,800
88,000	NRG Energy, Inc., 6.625%, 1/15/27	90,776
1,249,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,211,530
1,500,000	Vistra Corp., 144a, 7.000%(C)	1,460,625
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	983,810
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,348,859
268,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	258,713
		9,279,327
	Total Corporate Bonds	$211,995,905
	Bank Loans — 18.4%(D)
	Health Care — 4.4%
992,500	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 3.250%, 2/04/28	975,905
678,167	Avantor Funding Inc., Incremental B-5 Dollar Term Loan, (1M LIBOR + 2.250%), 2.750%, 11/08/27	671,989
808,258	Bausch Health Companies Inc., First Incremental Term Loan, (1M LIBOR + 2.750%), 3.207%, 11/27/25	800,175
736,738	Bausch Health Companies Inc., Initial Term Loan, (1M LIBOR + 3.000%), 3.457%, 6/02/25	729,982
580,500	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 2.688%, 11/13/25	575,177
981,183	BrightView Landscapes LLC, Initial Term Loan, (1M LIBOR + 2.500%), 2.750%, 8/15/25	972,598
807,907	Change Healthcare Holdings LLC, Closing Date Term Loan, (3M LIBOR + 2.500%), 3.500%, 3/01/24	802,453
741,848	Elanco Animal Health Inc., Term Loan, (1M LIBOR + 1.750%), 1.981%, 8/01/27	729,096
841,651	eResearch Technology Inc., First Lien Initial Term Loan, (3M LIBOR + 4.500%), 5.500%, 2/04/27	837,619
711,584	EyeCare Partners LLC, First Lien Initial Term Loan, (3M LIBOR + 3.750%), 4.756%, 2/18/27	701,358
638,625	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 2.707%, 1/29/27	626,197
686,906	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 5.006%, 10/01/27	685,189

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 18.4%(D) (Continued)
	Health Care — (Continued)
$1,057,111	Med ParentCo LP, First Lien Initial Term Loan, (1M LIBOR + 4.250%), 4.707%, 8/31/26	$ 1,044,225
901,496	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 3.500%, 6/02/28	895,862
376,200	Packaging Coordinators Midco Inc., First Lien Term B Loan, (3M LIBOR + 3.750%), 4.500%, 11/30/27	373,770
980,100	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 4.756%, 10/01/26	972,749
706,965	Surgery Center Holdings, Inc., 2021 New Term Loan, (1M LIBOR + 3.750%), 4.500%, 8/31/26	700,694
404,520	Trans Union LLC, Term B-5 Loan, (1M LIBOR + 1.750%), 1.959%, 11/16/26	398,149
526,500	US Foods Inc., Incremental B-2019 Term Loan, (3M LIBOR + 2.000%), 2.508%, 9/14/26	515,133
		14,008,320
	Consumer Discretionary — 3.5%
850,951	Alpha Topco Limited - Delta 2 (Lux) Sarl, 2018 Incremental New Facility B3 Loan, (1M LIBOR + 2.500%), 3.500%, 2/01/24	846,168
505,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 5.500%, 4/20/28	510,838
596,904	Aramark Services Inc., US Term B-3 Loan, (1M LIBOR + 1.750%), 2.207%, 3/11/25	584,369
2,615,377	Caesars Resort Collection LLC, Term B Loan, (1M LIBOR + 2.750%), 3.207%, 12/23/24	2,599,031
832,325	Caesars Resort Collection LLC, Term B-1 Loan, (1M LIBOR + 3.500%), 3.957%, 7/21/25	828,580
591,646	Clarios Global LP, Amendment No. 1 Dollar Term Loan (First Lien), (1M LIBOR + 3.250%), 3.707%, 4/30/26	583,510
635,000	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 4.750%, 10/20/27	654,742
350,000	EG Group Limited, Additional Second Lien Loan Facility, 7.000%, 4/30/27(E)(F)	383,800
387,888	Enterprise Development Authority, Term B Loan, (3M LIBOR + 4.250%), 5.000%, 2/28/28	384,009
545,875	Hayward Industries Inc., First Lien Initial Term Loan, (1M LIBOR + 2.500%), 3.000%, 5/30/28	538,598
575,070	LBM Acquisition LLC, First Lien Initial Term Loan, (1M LIBOR + 3.750%), 4.500%, 12/17/27(F)	560,193
400,459	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 2.710%, 2/08/27	394,564
975,150	United AirLines, Inc., Class B Term Loan, (3M LIBOR + 3.750%), 4.500%, 4/21/28	962,151
875,483	Whatabrands LLC, Initial Term B Loan, (1M LIBOR + 3.250%), 3.750%, 8/03/28	863,997
389,800	William Morris Endeavor Entertainment LLC, New Term Loan B-1, (1M LIBOR + 2.750%), 2.960%, 5/18/25	382,573
		11,077,123
	Communication Services — 3.2%
605,425	Cable One Inc., Incremental Term B-4 Loan, (3M LIBOR + 2.000%), 2.104%, 5/03/28	595,738
187,190	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 2.210%, 2/01/27	185,423
486,370	CSC Holdings LLC, 2017 Refinancing Term Loan, (1M LIBOR + 2.250%), 2.647%, 7/17/25	477,557
896,443	Delta TopCo Inc., Second Lien Initial Term Loan, (6M LIBOR + 7.250%), 8.000%, 12/01/28	877,017
112,956	Diamond Sports Group LLC, Term Loan, (1M LIBOR + 8.000%), 9.000%, 5/25/26	114,384
620,880	E.W. Scripps Company, The, Tranche B-2 Term Loan, (1M LIBOR + 2.563%), 3.313%, 5/01/26	612,567
Principal Amount		Market Value

	Communication Services — (Continued)
$ 386,267	Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-2 Term Loan, (1M LIBOR + 1.750%), 2.199%, 2/15/24	$ 383,208
1,007,627	Gray Television Inc., Term C Loan, (1M LIBOR + 2.500%), 2.731%, 1/02/26	998,810
845,000	Lorca Holdco Limited, Facility B, (6M EURIBOR + 4.250%), 4.250%, 9/17/27(E)	929,939
467,131	MH Sub I, LLC, 2020 June New Term Loan, (1M LIBOR + 3.750%), 4.750%, 9/13/24	461,376
511,918	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 3.699%, 10/20/25	501,935
500,393	Nexstar Broadcasting Inc., Term B-4 Loan, (1M LIBOR + 2.500%), 2.731%, 9/18/26	497,981
977,405	Numericable U.S. LLC, USD TLB-12 Term Loan, (3M LIBOR + 3.688%), 3.927%, 1/31/26	953,889
910,000	Proofpoint Inc., Initial Term Loan, 3.750%, 8/31/28(F)	899,253
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (3M LIBOR + 2.000%), 2.397%, 4/28/28	361,013
715,000	UPC Financing Partnership, Facility AX, (3M LIBOR + 3.000%), 3.397%, 1/31/29	704,575
480,000	Virgin Media Bristol LLC, Facility Q Advance, (3M LIBOR + 3.250%), 3.647%, 1/31/29	476,703
		10,031,368
	Information Technology — 2.6%
988,048	Dun & Bradstreet Corporation (The), Term Loan B, (1M LIBOR + 3.250%), 3.697%, 2/06/26	977,634
378,624	Epicor Software Corporation, Term C Loan, (1M LIBOR + 3.250%), 4.000%, 7/30/27	375,175
670,529	Grab Holdings, Inc., Initial Term Loan, (6M LIBOR + 4.500%), 5.500%, 1/29/26	653,766
1,417,968	Hyland Software Inc., 2018 Refinancing Term Loan, (1M LIBOR + 3.500%), 4.250%, 7/01/24	1,408,878
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 7.000%, 7/07/25	464,915
1,616,379	McAfee Corp., Tranche B-1 Term Loan, (3M Term SOFR + 4.000%), 4.500%, 3/01/29	1,602,236
610,000	Quest Software, Inc., Second Lien Initial Term Loan, (3M SOFR + 7.650%), 7.690%, 2/01/30	589,412
231,592	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 2.207%, 4/16/25	227,637
188,002	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 2.207%, 4/16/25	184,858
731,689	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 2.207%, 4/16/25	719,455
963,256	Tempo Acquisition LLC, Additional Initial Term B-1 Loan, (3M Term SOFR + 3.000%), 3.500%, 8/31/28	955,791
		8,159,757
	Financials — 1.6%
589,746	Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, (1M LIBOR + 3.750%), 4.750%, 4/09/27	586,060
828,385	HighTower Holding LLC, Initial Term Loan, (3M LIBOR + 4.000%), 4.750%, 4/21/28	820,101
950,525	HUB International Ltd, Initial Term Loan, (3M LIBOR + 2.750%), 3.125%, 4/25/25	938,739
659,892	NFP Corp, Closing Date Term Loan, (1M LIBOR + 3.250%), 3.707%, 2/15/27	647,110
1,134,961	Sedgwick Claims Management Services Inc., Term Loan, (1M LIBOR + 3.250%), 3.459%, 12/31/25	1,122,192
1,052,007	USI Inc., Term Loan B, (3M LIBOR + 3.000%), 4.006%, 5/16/24	1,044,096
		5,158,298

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 18.4%(D) (Continued)
	Industrials — 1.4%
$ 97,700	Ameriforge Group Inc., Term Loan Non-PIK, (3M LIBOR + 9.000%), 14.000%, 6/01/22	$ 43,965
440,611	CP Atlas Buyer Inc., Term B Loan, (1M LIBOR + 3.750%), 4.250%, 11/23/27	427,463
871,325	Summit Materials LLC, New Term Loan B, (1M LIBOR + 2.000%), 2.457%, 11/21/24	867,282
848,137	Transdigm Inc., Tranche F Refinancing Term Loan, (1M LIBOR + 2.250%), 2.707%, 12/09/25	833,294
715,589	Vertical Midco Gmbh, Term Loan B, (3M LIBOR + 3.500%), 4.000%, 7/30/27	707,990
1,500,545	Wilsonart LLC, Tranche E Term Loan, (3M LIBOR + 3.500%), 4.500%, 12/31/26	1,460,091
		4,340,085
	Energy — 1.3%
2,209,637	Gulf Finance LLC, (1M LIBOR + 6.750%), 7.750%, 8/25/26	2,013,930
852,145	PES Holdings LLC, Tranche C Loan Non-PIK, (3M PRIME + 6.990%), 11.000%, 12/31/22	25,564
268,128	Traverse Midstream Partners LLC, (3M Term SOFR + 4.250%), 5.250%, 9/27/24	266,675
1,723,066	Woodford Express LLC, Initial Term Loan, (3M LIBOR + 5.000%), 6.000%, 1/27/25	1,697,220
		4,003,389
	Materials — 0.3%
302,240	Aruba Investments Holdings LLC, Second Lien Initial Term Loan, (6M LIBOR + 7.750%), 8.500%, 11/24/28	298,462
199,670	BWay Holding Company, Initial Term Loan, (3M LIBOR + 3.250%), 3.481%, 4/03/24	196,591
452,464	Tronox Finance LLC, First Lien Term Loan B, (3M LIBOR + 2.250%), 2.474%, 3/10/28	445,396
		940,449
	Consumer Staples — 0.1%
411,531	IRB Holding Corp., 3.750%, 2/05/25	408,650
	Total Bank Loans	$58,127,439
	Asset-Backed Securities — 8.3%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 6.441%, 10/17/34(G)	965,495
575,000	AIMCO CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(G)(H)	550,419
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(G)(H)	232,966
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 6.561%, 10/17/32(G)	1,192,160
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(G)(H)	464,549
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(G)(H)	734,612
1,000,000	Barings CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/15/34(G)(H)	918,568
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 6.622%, 10/20/34(G)	978,953
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 6.653%, 1/25/33(G)	972,783
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 6.869%, 7/23/34(G)	469,760
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(G)(H)	677,233
Principal Amount		Market Value
	Asset-Backed Securities — 8.3% (Continued)
$1,000,000	CIFC Funding Ltd., Ser 2019-4A, Class DR, 144a, (3M LIBOR +6.600%), 6.841%, 10/15/34(G)	$ 971,912
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(G)(H)	453,748
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 6.478%, 1/23/35(G)	969,261
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 6.091%, 10/15/30(G)	238,321
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 5.706%, 5/15/31(G)	228,247
1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 6.754%, 10/20/34(G)	972,347
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(G)(H)	213,551
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(H)	580,426
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 8.254%, 1/20/34(G)	244,458
500,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 5.641%, 7/15/30(G)	472,261
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(G)(H)	759,591
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(G)(H)	577,511
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(G)(H)	20,657
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(I)	562,500
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(G)(H)	1,025,754
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(G)(H)	11,100
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 6.941%, 1/15/33(G)	485,415
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(G)(H)	664,638
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(G)(H)	325,962
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(G)(H)	196,301
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(G)(H)	503,752
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 6.421%, 1/25/35(G)	969,643
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(G)(H)	243,264
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 7.011%, 4/15/31(G)	228,116
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 3.388%, 11/18/31(G)	242,596
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 6.659%, 10/22/36(G)	808,544

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 8.3% (Continued)
$ 350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(G)(H)	$ 263,431
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(G)(H)	3,599
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(G)(H)	8,399
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(G)(H)	579,946
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(G)(H)	495,304
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 7.941%, 7/15/32(G)	475,186
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 3.219%, 11/18/30(G)	243,046
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 6.551%, 4/15/34(G)	487,186
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 6.950%, 1/15/35(G)	240,214
1,000,000	Voya CLO Ltd., Ser 2020-3A, Class ER, 144a, (3M LIBOR +6.400%), 6.654%, 10/20/34(G)	954,441
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.350%), 6.591%, 7/15/34(G)	813,507
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 6.504%, 1/20/32(G)	233,734
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(G)(H)	148,179
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(G)(H)	195,957
	Total Asset-Backed Securities	$26,269,503
Shares
	Common Stocks — 1.1%
	Energy — 1.0%
70,000	Antero Resources Corp.*	2,137,100
187,384	Ascent Resources Marcellus Holdings, LLC	0
9,907	Foresight Energy LLC	158,511
45,000	Summit Midstream Partners LP*	669,600
		2,965,211
	Industrials — 0.1%
28,087	Tutor Perini Corp.*	303,340
	Information Technology — 0.0%
14,309	AFG Holdings, Inc.	14,309
	Total Common Stocks	$3,282,860
	Exchange-Traded Fund — 0.4%
32,000	Alerian MLP ETF†	1,225,600
	Warrants — 0.0%
	Energy — 0.0%
48,515	Ascent Resources Marcellus Holdings, LLC, Exp 3/30/23, Price 0.00*	0
	Total Warrants	$0
Number of Contracts		Notional Amount	MarketValue
	Purchased Options — 0.1%
	Purchased Call Options — 0.0%
64	Chicago Board Options Exchange Volatility Index, Strike @60.00, Exp 04/22(A)	$ 131,584	$ 960
	Purchased Put Options — 0.1%
1,500	SPDR S&P 500 ETF Trust, Strike @375.00, Exp 05/22(A)	67,746,000	174,000
	Total Purchased Options		$174,960
Shares
	Short-Term Investment Funds — 4.5%
4,320,707	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	4,320,707
9,754,757	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	9,754,757
	Total Short-Term Investment Funds	$14,075,464
	Total Long Positions—100.0% (Cost $328,133,547)	$315,151,731
	Securities Sold Short — (0.2)%
Principal Amount
	Corporate Bonds — (0.2)%
	Consumer Discretionary — (0.2)%
$ (615,000)	WW International, Inc., 4.500%, 4/15/29	(497,984)
	Total Securities Sold Short (Proceeds $594,481)	$(497,984)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
64	Chicago Board Options Exchange Volatility Index, Strike @70.00, Exp 04/22	$ 131,584	(640)
	Total Written Options (Premiums received $9,156)		$(640)
	Total Investment Securities—99.8%		$314,653,107
	Other Assets in Excess of Liabilities — 0.2%		705,002
	Net Assets — 100.0%		$315,358,109
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of March 31, 2022 was $5,179,839.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(D)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2022.
(E)	The referenced index is less than 0.00% at March 31, 2022. The loan has an interest rate floor whereby the floating rate used the coupon rate calculation cannot be less than zero.
(F)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(G)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(H)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(I)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $8,827,971.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's
SOFR – Secured Overnight Financing Rate
SPDR – Standard & Poor's Depositary Receipt
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $208,251,794 or 66.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$211,995,905	$—	$211,995,905
Bank Loans	—	58,127,439	—	58,127,439
Asset-Backed Securities	—	25,707,003	562,500	26,269,503
Common Stocks	3,110,040	172,820	—	3,282,860
Exchange-Traded Fund	1,225,600	—	—	1,225,600
Warrants	—	0	—	0
Purchased Call Options
Equity contracts	960	—	—	960
Purchased Put Options
Equity contracts	174,000	—	—	174,000
Short-Term Investment Funds	14,075,464	—	—	14,075,464
Other Financial Instruments
Swap Agreements
Credit contracts	—	8,498	—	8,498
Total Assets	$18,586,064	$296,011,665	$562,500	$315,160,229
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(497,984)	$—	$(497,984)
Other Financial Instruments*
Swap Agreements
Credit contracts	—	(24,385)	—	(24,385)
Written Options
Equity contracts	(640)	—	—	(640)
Foreign currency exchange contracts	—	(25,240)	—	(25,240)
Total Liabilities	$(640)	$(547,609)	$—	$(548,249)
Total	$18,585,424	$295,464,056	$562,500	$314,611,980
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on swaps and forward foreign currency contracts on the Statement of Assets and Liabilities.
Measurements Using Unobservable Inputs (Level 3)
Assets
Beginning balance, September 30, 2021	$1
Transfer into Level 3	—
Purchases and Sales	562,499
Change in unrealized appreciation (depreciation)	—
Ending balance, March 31, 2022	$562,500
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2022	$—
Asset-Backed Securities	Fair Value	Valuation Technique	Unobservable Input
Madison Park Funding LIII Ltd.	$562,500	Cost	N/A

Touchstone Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums (Received)	Unrealized Appreciation/ Depreciation
Wells Fargo	6/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(27,082)	$(2,697)	$(24,385)
Wells Fargo	12/20/25	$574,281	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$(36,323)	$(44,821)	$8,498
								$(15,887)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	4/28/2022	USD	5,129,440	EUR	4,655,763	$(25,240)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 24.5%
158,927	Analog Devices, Inc.	$ 26,251,562
382,991	Apple, Inc.	66,874,058
192,364	Automatic Data Processing, Inc.	43,770,504
103,501	Broadcom, Inc.	65,172,510
1,172,487	Cisco Systems, Inc.	65,377,875
1,138,323	Intel Corp.	56,415,288
439,651	International Business Machines Corp.	57,163,423
161,454	KLA Corp.	59,101,851
417,532	Microsoft Corp.	128,729,291
852,757	Oracle Corp.	70,548,587
357,010	Paychex, Inc.	48,721,155
340,741	QUALCOMM, Inc.	52,072,040
285,206	Texas Instruments, Inc.	52,329,597
280,248	Visa, Inc. - Class A	62,150,599
		854,678,340
	Health Care — 14.0%
186,910	AbbVie, Inc.	30,299,980
206,140	AmerisourceBergen Corp.	31,891,919
1,091,643	Bristol-Myers Squibb Co.	79,722,688
476,997	CVS Health Corp.	48,276,866
265,968	Gilead Sciences, Inc.	15,811,798
425,495	Johnson & Johnson	75,410,479
471,372	Medtronic PLC	52,298,724
643,123	Merck & Co., Inc.	52,768,242
646,597	Pfizer, Inc.	33,474,327
133,805	UnitedHealth Group, Inc.	68,236,536
		488,191,559
	Financials — 12.1%
164,556	Arthur J Gallagher & Co.	28,731,478
881,380	Bank of America Corp.	36,330,484
68,062	BlackRock, Inc.	52,010,939
166,279	Goldman Sachs Group, Inc. (The)	54,888,698
2,064,032	Huntington Bancshares, Inc.	30,176,148
250,545	JPMorgan Chase & Co.	34,154,294
407,211	Principal Financial Group, Inc.	29,893,359
343,496	Prudential Financial, Inc.	40,590,922
136,847	T Rowe Price Group, Inc.	20,689,898
418,053	Truist Financial Corp.	23,703,605
408,383	US Bancorp	21,705,556
973,523	Wells Fargo & Co.	47,176,925
		420,052,306
	Consumer Discretionary — 9.8%
215,491	Dollar General Corp.	47,974,761
149,868	Home Depot, Inc. (The)	44,859,989
224,129	McDonald's Corp.	55,422,619
601,380	Starbucks Corp.	54,707,539
131,296	Target Corp.	27,863,637
555,468	VF Corp.	31,583,911
153,381	Whirlpool Corp.	26,501,169
444,410	Yum! Brands, Inc.	52,675,917
		341,589,542
	Industrials — 8.9%
259,941	3M Co.	38,700,016
203,173	Caterpillar, Inc.	45,271,008
104,761	Cummins, Inc.	21,487,529
84,275	Deere & Co.	35,012,891
217,446	Eaton Corp. PLC	32,999,605
139,975	Lockheed Martin Corp.	61,784,965
Shares		Market Value

	Industrials — (Continued)
60,325	Parker-Hannifin Corp.	$ 17,117,822
583,071	Raytheon Technologies Corp.	57,764,844
		310,138,680
	Communication Services — 7.8%
1,985,582	AT&T, Inc.	46,919,303
1,257,419	Comcast Corp. - Class A	58,872,358
822,283	Fox Corp. - Class A	32,439,064
989,372	Interpublic Group of Cos., Inc. (The)	35,073,237
423,110	Omnicom Group, Inc.	35,913,577
1,211,591	Verizon Communications, Inc.	61,718,445
		270,935,984
	Consumer Staples — 6.9%
815,233	Coca-Cola Co. (The)	50,544,446
313,824	PepsiCo, Inc.	52,527,861
603,747	Philip Morris International, Inc.	56,715,993
484,201	Sysco Corp.	39,535,012
266,031	Walmart, Inc.	39,617,336
		238,940,648
	Energy — 6.5%
384,726	Chevron Corp.	62,644,934
673,625	Exxon Mobil Corp.	55,634,689
586,207	Phillips 66	50,642,423
571,932	Valero Energy Corp.	58,073,975
		226,996,021
	Utilities — 3.8%
659,259	Dominion Energy, Inc.	56,017,237
324,003	Duke Energy Corp.	36,178,175
492,677	NextEra Energy, Inc.	41,734,669
		133,930,081
	Materials — 2.8%
151,927	Air Products & Chemicals, Inc.	37,968,077
825,149	DuPont de Nemours, Inc.	60,714,463
		98,682,540
	Real Estate — 2.6%
153,567	Alexandria Real Estate Equities, Inc. REIT	30,905,359
134,756	American Tower Corp. REIT	33,853,402
199,193	Simon Property Group, Inc. REIT	26,205,831
		90,964,592
	Total Common Stocks	$3,475,100,293
	Short-Term Investment Fund — 0.5%
18,218,974	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	18,218,974
	Total Investment Securities—100.2% (Cost $3,230,133,705)	$3,493,319,267
	Liabilities in Excess of Other Assets — (0.2%)	(6,044,046)
	Net Assets — 100.0%	$3,487,275,221
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,475,100,293	$—	$—	$3,475,100,293
Short-Term Investment Fund	18,218,974	—	—	18,218,974
Total	$3,493,319,267	$—	$—	$3,493,319,267
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 93.8%
	Communication Services — 17.1%
$ 666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	$ 604,189
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	432,937
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	565,650
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	460,672
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	400,187
478,000	Belo Corp., 7.250%, 9/15/27	535,360
434,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	430,906
638,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	578,985
398,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	398,000
836,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	850,538
1,212,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	1,021,025
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,060,416
720,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	645,633
1,227,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	1,207,736
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	577,834
574,000	DISH DBS Corp., 7.750%, 7/1/26	569,325
351,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	322,043
842,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	805,133
330,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	343,893
245,000	LCPR Senior Secured Financing DAC, 144a, 5.125%, 7/15/29	233,900
400,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	410,920
909,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	848,424
266,000	Lumen Technologies, Inc., 144a, 5.375%, 6/15/29	236,385
240,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	233,705
629,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	637,649
750,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144a, 4.750%, 4/30/27	712,125
691,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	658,482
408,000	Sprint Capital Corp., 6.875%, 11/15/28	473,292
1,543,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,462,347
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	559,796
230,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	216,216
562,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	541,127
334,000	T-Mobile USA, Inc., 144a, 3.375%, 4/15/29	318,345
376,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	343,897
324,000	VZ Secured Financing BV (Netherlands), 144a, 5.000%, 1/15/32	302,940
450,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	418,784
		20,418,796
	Industrials — 16.4%
781,000	American Axle & Manufacturing, Inc., 5.000%, 10/1/29†	732,687
683,000	American Builders & Contractors Supply Co., Inc., 144a, 3.875%, 11/15/29	636,897
398,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	383,573
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	610,161
1,382,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	1,323,680
293,000	Covanta Holding Corp., 144a, 4.875%, 12/1/29	278,350
Principal Amount		Market Value

	Industrials — (Continued)
$ 415,000	Delta Air Lines, Inc., 3.750%, 10/28/29†	$ 379,007
748,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	704,990
976,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	966,240
789,000	FXI Holdings, Inc., 144a, 7.875%, 11/1/24	785,852
348,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	327,228
599,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	631,945
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	877,276
467,000	Howmet Aerospace, Inc., 3.000%, 1/15/29	426,429
86,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	92,070
214,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	232,190
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,121,848
685,000	Meritor, Inc., 144a, 4.500%, 12/15/28	685,890
159,000	Meritor, Inc., 144a, 6.250%, 6/1/25	164,168
937,000	MIWD Holdco II LLC / MIWD Finance Corp., 144a, 5.500%, 2/1/30	871,551
606,000	Moog, Inc., 144a, 4.250%, 12/15/27	591,426
652,000	New Enterprise Stone & Lime Co., Inc., 144a, 5.250%, 7/15/28	626,820
221,000	OI European Group BV, 144a, 4.750%, 2/15/30	205,353
364,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	362,180
970,000	Pactiv Evergreen Group Issuer Inc / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	899,675
700,000	PECF USS Intermediate Holding III Corp., 144a, 8.000%, 11/15/29	675,500
479,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	447,865
313,000	SPCM SA (France), 144a, 3.125%, 3/15/27	287,960
226,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	234,148
412,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	361,015
193,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	191,493
319,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	296,670
495,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	491,401
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	934,970
745,000	Vertiv Group Corp., 144a, 4.125%, 11/15/28	679,898
		19,518,406
	Energy — 15.2%
627,000	Antero Resources Corp., 144a, 5.375%, 3/1/30	641,107
510,000	Antero Resources Corp., 144a, 7.625%, 2/1/29	551,274
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,042,108
458,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	478,610
297,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	300,713
691,000	California Resources Corp., 144a, 7.125%, 2/1/26	718,136
830,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	822,762
1,662,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,635,304
610,000	Crescent Energy Finance LLC, 144a, 7.250%, 5/1/26	612,843
467,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	453,256
432,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	401,954
1,277,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,269,044
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	414,248
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	540,862
326,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	341,322
724,000	Murphy Oil Corp., 6.375%, 7/15/28	753,865
326,000	Nabors Industries, Inc., 144a, 7.375%, 5/15/27	339,161

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 93.8% (Continued)
	Energy — (Continued)
$ 861,000	NuStar Logistics LP, 5.625%, 4/28/27	$ 842,381
531,000	NuStar Logistics LP, 6.000%, 6/1/26	541,694
366,000	Occidental Petroleum Corp., 4.200%, 3/15/48	342,210
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	855,755
756,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	767,340
268,000	Range Resources Corp., 144a, 4.750%, 2/15/30	266,172
245,000	Rockies Express Pipeline LLC, 144a, 4.950%, 7/15/29	237,341
101,000	Southwestern Energy Co., 4.750%, 2/1/32	100,874
788,000	Southwestern Energy Co., 8.375%, 9/15/28	866,800
165,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	159,638
782,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	758,814
584,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	583,518
180,000	Weatherford International Ltd., 144a, 6.500%, 9/15/28	185,395
256,000	Weatherford International Ltd., 144a, 8.625%, 4/30/30	259,930
		18,084,431
	Consumer Discretionary — 10.2%
617,000	Adient Global Holdings Ltd., 144a, 4.875%, 8/15/26	588,464
766,000	American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 144a, 5.750%, 4/20/29	763,127
415,000	Bath & Body Works, Inc., 5.250%, 2/1/28	419,503
829,000	Carnival Corp., 144a, 6.000%, 5/1/29	781,200
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	588,030
449,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	419,366
477,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	444,802
423,000	Dana, Inc., 4.250%, 9/1/30	387,130
381,000	Ford Motor Co., 3.250%, 2/12/32	339,715
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,172,625
372,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	334,800
445,000	International Game Technology PLC, 144a, 6.250%, 1/15/27	468,785
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	703,951
617,000	KB Home, 4.000%, 6/15/31	558,374
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	286,312
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	182,750
706,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	630,987
568,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	552,380
485,000	Tempur Sealy International, Inc., 144a, 3.875%, 10/15/31	414,069
671,000	Thor Industries, Inc., 144a, 4.000%, 10/15/29	589,071
340,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	323,323
238,000	WW International, Inc., 144a, 4.500%, 4/15/29	192,716
1,108,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,037,897
		12,179,377
	Consumer Staples — 8.7%
580,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	526,318
446,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	409,204
407,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	378,510
1,163,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	1,163,000
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	328,820
795,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	813,070
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	608,899
573,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29	568,703
864,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	793,083
Principal Amount		Market Value

	Consumer Staples — (Continued)
$1,017,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	$ 926,741
314,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	282,741
908,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	821,831
684,000	QVC, Inc., 4.375%, 9/1/28	624,063
448,000	QVC, Inc., 4.750%, 2/15/27	428,960
1,374,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,332,780
298,000	US Foods, Inc., 144a, 4.625%, 6/1/30	276,395
147,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	130,463
		10,413,581
	Health Care — 8.0%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	535,760
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	272,124
607,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	570,580
464,000	Bausch Health Americas, Inc., 144a, 8.500%, 1/31/27	463,661
373,000	Bausch Health Cos. Inc., 144a, 5.250%, 2/15/31	291,872
187,000	Bausch Health Cos. Inc., 144a, 7.000%, 1/15/28	167,417
264,000	Bausch Health Cos., Inc., 144a, 4.875%, 6/1/28	252,780
339,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	325,792
441,000	DaVita, Inc., 144a, 3.750%, 2/15/31	386,426
466,000	DaVita, Inc., 144a, 4.625%, 6/1/30	436,456
400,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	350,868
1,105,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	1,068,016
330,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	333,300
692,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	658,057
413,000	Mozart Debt Merger Sub, Inc., 144a, 3.875%, 4/1/29	381,509
412,000	Mozart Debt Merger Sub, Inc., 144a, 5.250%, 10/1/29	385,072
522,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	489,375
444,000	Tenet Healthcare Corp., 144a, 4.250%, 6/1/29	426,986
730,000	Tenet Healthcare Corp., 144a, 4.375%, 1/15/30	700,749
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	660,751
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	436,039
		9,593,590
	Financials — 5.7%
2,401,000	ESC GCB Unit Corp. ESCROW, 6.625%, 5/15/51(A)	0
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	409,750
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	315,962
611,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	599,651
807,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	764,705
400,000	MGIC Investment Corp., 5.250%, 8/15/28	395,164
692,000	Navient Corp., 5.875%, 10/25/24	700,650
315,000	OneMain Finance Corp., 3.875%, 9/15/28	285,072
228,000	OneMain Finance Corp., 4.000%, 9/15/30	201,210
399,000	OneMain Finance Corp., 6.625%, 1/15/28	417,079
89,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	76,362
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	270,270
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	368,977
741,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	755,950

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 93.8% (Continued)
	Financials — (Continued)
$ 718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	$ 658,115
661,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	594,900
		6,813,817
	Materials — 4.4%
355,000	Arconic Corp., 144a, 6.125%, 2/15/28	356,195
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	871,167
650,000	Cleveland-Cliffs, Inc., 144a, 4.875%, 3/1/31	641,368
233,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	227,175
356,000	Hudbay Minerals, Inc. (Canada), 144a, 6.125%, 4/1/29	366,680
275,000	INEOS Quattro Finance 2 PLC (United Kingdom), 144a, 3.375%, 1/15/26	254,490
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	397,123
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	228,797
594,000	Mercer International, Inc. (Germany), 5.125%, 2/1/29	573,210
775,000	NOVA Chemicals Corp. (Canada), 144a, 4.250%, 5/15/29	713,806
596,000	Tronox, Inc., 144a, 4.625%, 3/15/29	557,260
		5,187,271
	Information Technology — 3.7%
482,000	Booz Allen Hamilton, Inc., 144a, 4.000%, 7/1/29	470,644
587,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	552,255
693,000	Minerva Merger Sub, Inc., 144a, 6.500%, 2/15/30	673,873
145,000	NCR Corp., 144a, 5.125%, 4/15/29	139,533
299,000	NCR Corp., 144a, 5.750%, 9/1/27	299,000
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	425,600
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	536,911
986,000	TTM Technologies, Inc., 144a, 4.000%, 3/1/29	912,050
361,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	345,732
		4,355,598
	Real Estate — 3.1%
450,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	423,000
535,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	487,139
431,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	453,627
325,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	305,663
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	121,903
301,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	286,513
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	110,357
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	646,800
515,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	484,100
420,000	Service Properties Trust REIT, 4.650%, 3/15/24	404,267
		3,723,369
	Utilities — 1.3%
75,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	74,625
425,000	Calpine Corp., 144a, 4.500%, 2/15/28	414,579
615,000	Edison International, 5.000%(B)	577,177
561,000	Vistra Operations Co. LLC, 144a, 4.375%, 5/1/29	530,145
		1,596,526
	Total Corporate Bonds	$111,884,762
Shares		MarketValue
	Common Stocks — 2.1%
	Energy — 2.1%
41,410	Unit Corp.*†	$ 2,548,786
	Short-Term Investment Funds — 3.7%
3,144,722	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	3,144,722
1,250,178	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	1,250,178
	Total Short-Term Investment Funds	$4,394,900
	Total Investment Securities—99.6% (Cost $123,754,432)	$118,828,448
	Other Assets in Excess of Liabilities — 0.4%	520,052
	Net Assets — 100.0%	$119,348,500
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $1,191,948.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $91,656,440 or 76.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$111,884,762	$0	$111,884,762
Common Stocks	2,548,786	—	—	2,548,786
Short-Term Investment Funds	4,394,900	—	—	4,394,900
Total	$6,943,686	$111,884,762	$0	$118,828,448
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Impact Bond Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 29.8%
	Financials — 7.8%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,466,595
1,386,731	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,409,515
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	619,471
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,412,153
1,191,000	Globe Life, Inc., 4.550%, 9/15/28	1,240,196
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	1,965,736
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,418,519
1,000,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	994,395
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,078,018
1,300,000	New York Life Global Funding, 144a, 1.450%, 1/14/25	1,250,644
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	958,042
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	2,126,866
2,175,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,026,007
2,000,000	PNC Bank NA, 2.700%, 10/22/29	1,921,746
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,598,662
2,000,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	1,872,827
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,519,660
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,476,615
1,218,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	1,343,927
1,100,000	Unum Group, 7.190%, 2/1/28	1,304,359
844,000	Unum Group, 7.250%, 3/15/28	984,015
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(A)(B)	1,661,243
		34,649,211
	Utilities — 7.3%
2,148,000	American Water Capital Corp., 2.950%, 9/1/27	2,131,874
2,250,000	Avista Corp., 4.350%, 6/1/48	2,332,641
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,009,199
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,465,135
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	2,296,158
1,750,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,707,596
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,672,419
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,625,809
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	3,128,428
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,732,933
2,085,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,340,245
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 3.034%, 10/1/66(B)	1,670,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	2,993,117
2,750,000	SCE Recovery Funding LLC, Ser A-2, 2.943%, 11/15/42	2,646,713
		32,752,267
	Industrials — 6.0%
6,665	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	6,686
497,820	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	503,168
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,806,915
1,000,000	CSX Corp., 6.150%, 5/1/37	1,250,563
1,453,229	CSX Transportation, Inc., 6.251%, 1/15/23	1,494,650
2,239,691	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	2,041,510
2,823,000	GATX Corp., 3.250%, 3/30/25	2,805,941
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,183,590
1,625,000	Kansas City Southern, 3.125%, 6/1/26	1,618,352
Principal Amount		Market Value

	Industrials — (Continued)
$ 1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	$ 1,950,377
2,250,000	Republic Services, Inc., 2.300%, 3/1/30	2,069,510
628,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	688,434
2,450,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,500,544
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,827,288
53,822	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	54,910
559,813	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	616,462
1,267,109	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,265,610
2,100,000	Waste Management, Inc., 3.900%, 3/1/35	2,086,210
		26,770,720
	Consumer Discretionary — 3.4%
2,388,816	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,222,567
354,485	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	354,989
608,408	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	607,013
3,150,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	3,154,078
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,373,404
1,535,000	PulteGroup, Inc., 7.875%, 6/15/32	1,983,231
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,313,286
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,294,480
184,478	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	185,666
618,225	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	586,660
		15,075,374
	Health Care — 1.5%
745,412	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	778,799
2,199,962	CVS Pass-Through Trust, 6.036%, 12/10/28	2,358,226
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,588,750
		6,725,775
	Real Estate — 1.3%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,756,219
1,350,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/23	1,341,980
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,056,416
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	757,468
		5,912,083
	Consumer Staples — 1.0%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,064,819
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,605,635
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,625,272
		4,295,726
	Communication Services — 0.7%
1,000,000	AT&T, Inc., 4.850%, 7/15/45	1,064,104
755,000	Verizon Communications, Inc., 2.100%, 3/22/28	704,991
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,356,614
		3,125,709
	Energy — 0.4%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,746,256
	Information Technology — 0.4%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,722,077
	Total Corporate Bonds	$132,775,198

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.8%
$ 1,089,000	Canal Barge Co., Inc., 4.500%, 11/12/34	$ 1,160,309
656,774	Export-Import Bank of the United States, 1.581%, 11/16/24	648,749
1,794,911	Helios Leasing I LLC, 1.734%, 7/24/24	1,780,343
848,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	900,583
1,100,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,098,800
2,002,947	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,967,278
1,702,986	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	1,666,500
2,185,909	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,148,495
3,864	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	3,896
4,461	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	4,499
24,677	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	24,925
62,974	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	63,807
44,397	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	45,020
94,195	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	97,580
108,868	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	110,827
201,361	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	203,705
161,855	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	165,459
271,147	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	278,380
532,514	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	549,745
510,174	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	530,280
188,533	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	194,532
278,907	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	293,520
459,750	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	468,611
269,647	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	272,729
329,325	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	336,120
231,815	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	237,373
629,141	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	638,784
1,068,485	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,076,214
1,844,594	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,823,334
58,000	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	58,012
4,226,150	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,063,574
Principal Amount		Market Value
	U.S. Government Agency Obligations — 22.8% (Continued)
$ 3,513,385	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	$ 3,392,146
1,752,461	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,741,291
1,917,757	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,884,889
3,474,950	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	3,427,010
2,910,630	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,857,969
1,694,681	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,682,403
2,389,079	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,371,025
3,019,602	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,933,736
4,023,251	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	3,903,349
4,162,077	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	4,148,088
3,468,222	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	3,437,135
4,202,035	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	4,161,344
2,129,451	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,115,006
5,028,836	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	5,007,218
4,917,116	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,990,727
3,378,831	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	3,496,695
1,954,399	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,032,678
2,114,800	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,165,241
2,719,547	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,753,675
3,743,347	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,345,443
3,500,000	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	3,442,066
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	2,870,760
2,325,000	United States International Development Finance Corp., 1.870%, 11/20/37	2,121,888
5,300,000	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	5,011,888
1,972,735	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,000,418
1,064,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,171,497
	Total U.S. Government Agency Obligations	$101,377,568
	Agency Collateralized Mortgage Obligations — 16.7%
2,449,599	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.161%, 11/25/27(B)(C)	2,462,268
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,424,963
3,512,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,522,752

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 16.7% (Continued)
$ 3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	$ 3,627,842
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	2,757,191
2,712,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,437,914
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,542,656
2,881,488	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,892,527
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,938,451
3,350,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.657%, 10/25/45(B)(C)	3,366,361
2,600,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.556%, 6/25/45(B)(C)	2,625,319
890,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.222%, 6/25/47(B)(C)	900,307
1,765,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.074%, 11/25/47(B)(C)	1,789,494
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.835%, 11/25/47(B)(C)	2,008,141
1,955,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.729%, 10/25/48(B)(C)	1,950,045
2,000,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.688%, 12/25/49(B)(C)	2,003,199
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.091%, 2/25/51(B)(C)	756,004
900,545	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 0.941%, 11/25/35(B)	898,968
227,407	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 0.941%, 5/25/36(B)	226,914
894,880	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	873,200
1,891,297	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,867,862
2,457,461	GNMA, Pool #785631, 4.666%, 5/20/67(B)(C)	2,540,700
231,806	GNMA, Ser 2011-142, Class B, 3.373%, 2/16/44(B)(C)	231,701
1,027,235	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	1,026,536
177,701	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	177,299
1,236,080	GNMA, Ser 2013-121, Class AB, 2.838%, 8/16/44(B)(C)	1,214,574
438,712	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	431,841
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,404,922
1,048,205	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	1,023,794
2,685,694	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	2,602,176
1,152,441	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	1,109,162
1,178,439	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.606%, 5/20/67(B)	1,174,682
1,389,206	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	1,366,974
3,984,962	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	3,634,154
5,217,665	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	5,010,075
2,366,990	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	2,149,856
3,822,964	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	3,512,435
	Total Agency Collateralized Mortgage Obligations	$74,483,259
	Municipal Bonds — 8.9%
	California — 3.6%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	942,029
Principal Amount		Market Value

	California — (Continued)
$ 2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	$ 1,750,309
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	895,881
1,600,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,360,843
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,170,720
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	3,022,201
2,010,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,507,319
2,700,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,428,462
		16,077,764
	Texas — 1.4%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,335,924
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	2,941,067
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	1,146,583
		6,423,574
	Virginia — 0.8%
1,212,637	Virginia Housing Development Authority, 2.950%, 10/25/49	1,180,973
2,415,551	Virginia Housing Development Authority, 2.125%, 7/25/51	2,271,254
		3,452,227
	Minnesota — 0.8%
3,613,966	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	3,350,932
	New York — 0.7%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,325,226
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,678,949
		3,004,175
	Nevada — 0.5%
2,274,425	Nevada Housing Division, Revenue, 1.900%, 11/1/44	2,161,903
	Washington — 0.4%
1,515,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,819,206
	Indiana — 0.3%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,495,527
	Ohio — 0.2%
875,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	871,155
	Louisiana — 0.2%
771,680	Louisiana Housing Corp., 2.875%, 11/1/38	757,021
	Total Municipal Bonds	$39,413,484
	U.S. Government Mortgage-Backed Obligations — 7.9%
1,470,782	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,475,970
898,438	FHLMC, Pool #W30008, 7.645%, 5/1/25	949,520
572,122	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	568,142
613,763	FNMA, Pool #AH8854, 4.500%, 4/1/41	647,594
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	4,214,502

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.9% (Continued)
$ 2,802,729	FNMA, Pool #AN0897, 3.440%, 2/1/32	$ 2,890,003
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,353,967
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	3,023,925
1,608,027	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,590,596
466,597	FNMA, Pool #AT0924, 2.000%, 3/1/28	452,848
632,106	FNMA, Pool #BC0153, 4.000%, 1/1/46	658,564
3,742,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,677,534
3,544,676	FNMA, Pool #CB0455, 2.500%, 5/1/51	3,391,022
1,777,357	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,746,070
4,659,587	FNMA, Pool #MA4269, 2.500%, 2/1/41	4,510,383
1,836,108	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,842,643
	Total U.S. Government Mortgage-Backed Obligations	$34,993,283
	U.S. Treasury Obligations — 5.8%
9,970,000	U.S. Treasury Bond, 1.375%, 11/15/40	8,168,000
6,840,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,979,656
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	5,944,580
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	2,930,255
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(D)	2,564,046
	Total U.S. Treasury Obligations	$25,586,537
	Asset-Backed Securities — 3.3%
935,037	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	976,815
1,161,550	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,187,976
1,572,038	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,615,187
2,258,872	CF Hippolyta LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,101,048
3,998,412	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,745,115
4,121,949	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,837,012
1,268,453	Tesla Auto Lease Trust, Ser 2021-A, Class A2, 144a, 0.360%, 3/20/25	1,254,186
	Total Asset-Backed Securities	$14,717,339
	Commercial Mortgage-Backed Securities — 2.4%
21,753	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	20,157
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,165,930
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,298,885
2,333,828	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,948,877
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,371,021
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,977,295
	Total Commercial Mortgage-Backed Securities	$10,782,165
	Non-Agency Collateralized Mortgage Obligations — 0.1%
510,305	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	507,162
Shares		MarketValue
	Short-Term Investment Fund — 2.3%
10,394,483	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 10,394,483
	Total Investment Securities—100.0% (Cost $464,437,521)	$445,030,478
	Liabilities in Excess of Other Assets — (0.0%)	(33,042)
	Net Assets — 100.0%	$444,997,436
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $55,816,060 or 12.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Impact Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$132,775,198	$—	$132,775,198
U.S. Government Agency Obligations	—	101,377,568	—	101,377,568
Agency Collateralized Mortgage Obligations	—	74,483,259	—	74,483,259
Municipal Bonds	—	39,413,484	—	39,413,484
U.S. Government Mortgage-Backed Obligations	—	34,993,283	—	34,993,283
U.S. Treasury Obligations	—	25,586,537	—	25,586,537
Asset-Backed Securities	—	14,717,339	—	14,717,339
Commercial Mortgage-Backed Securities	—	10,782,165	—	10,782,165
Non-Agency Collateralized Mortgage Obligations	—	507,162	—	507,162
Short-Term Investment Fund	10,394,483	—	—	10,394,483
Total	$10,394,483	$434,635,995	$—	$445,030,478
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2021	$2,330,817
Transfer out of Level 3	2,330,817
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, March 31, 2022	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2022	$—
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International ESG Equity Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Japan — 17.0%
	Communication Services — 2.9%
2,300	Nintendo Co. Ltd.	$ 1,160,953
	Consumer Discretionary — 8.8%
13,300	Denso Corp.	848,541
104,200	Panasonic Corp.	1,011,999
15,700	Sony Group Corp.	1,615,149
	Industrials — 4.1%
23,200	Hitachi Ltd.	1,161,026
24,000	Kubota Corp.	449,862
	Information Technology — 1.2%
900	Tokyo Electron, Ltd.	462,205
	Total Japan	6,709,735
	France — 10.5%
	Financials — 2.1%
26,310	SCOR SE	846,010
	Industrials — 5.6%
21,420	Cie de Saint-Gobain	1,274,498
5,572	Schneider Electric SE	935,485
	Materials — 2.8%
6,299	Air Liquide SA	1,101,972
	Total France	4,157,965
	Sweden — 9.5%
	Communication Services — 1.9%
50,819	Tele2 AB - Class B	768,170
	Financials — 5.1%
99,591	Svenska Handelsbanken AB - Class A	915,783
72,317	Swedbank AB - Class A†	1,080,101
	Industrials — 2.5%
46,489	Epiroc AB - Class A	994,347
	Total Sweden	3,758,401
	South Korea — 9.0%
	Communication Services — 3.7%
32,200	KT Corp. ADR*	461,748
33,162	KT Corp.	971,331
	Consumer Staples — 1.4%
4,808	E-MART, Inc.	555,287
	Financials — 3.2%
25,426	KB Financial Group, Inc.	1,274,196
	Information Technology — 0.7%
553	Samsung SDI Co. Ltd.	269,140
	Total South Korea	3,531,702
	United Kingdom — 8.8%
	Financials — 3.7%
2,396,954	Lloyds Banking Group PLC	1,459,667
	Industrials — 5.1%
12,716	Ashtead Group PLC	800,655
39,054	RELX PLC	1,215,273
	Total United Kingdom	3,475,595
	Germany — 8.5%
	Consumer Discretionary — 1.4%
7,590	Continental AG*	544,098
	Industrials — 3.4%
28,174	Deutsche Post AG	1,345,362
Shares		Market Value

	Germany — (Continued)
	Materials — 1.4%
9,640	HeidelbergCement AG	$ 546,339
	Real Estate — 2.3%
19,396	Vonovia SE	904,056
	Total Germany	3,339,855
	Switzerland — 6.1%
	Health Care — 3.4%
3,355	Roche Holding AG	1,327,445
	Industrials — 2.7%
33,496	ABB Ltd. ADR	1,083,261
	Total Switzerland	2,410,706
	Singapore — 4.7%
	Financials — 3.0%
130,100	Oversea-Chinese Banking Corp. Ltd.	1,180,248
	Real Estate — 1.7%
416,800	CapitaLand Integrated Commercial Trust REIT	689,529
	Total Singapore	1,869,777
	China — 4.3%
	Communication Services — 2.2%
19,000	Tencent Holdings Ltd.	875,793
	Consumer Discretionary — 2.1%
7,296	Alibaba Group Holding Ltd. ADR*	793,805
719	JD.com, Inc.*	20,430
	Total China	1,690,028
	Taiwan — 4.0%
	Information Technology — 4.0%
15,209	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,585,690
	India — 3.2%
	Financials — 3.2%
65,952	ICICI Bank Ltd. ADR	1,249,131
	Canada — 3.1%
	Financials — 3.1%
8,305	Intact Financial Corp.	1,227,132
	Italy — 2.8%
	Utilities — 2.8%
163,965	Enel SpA	1,094,754
	Denmark — 2.7%
	Health Care — 1.4%
4,971	Novo Nordisk A/S ADR	552,030
	Industrials — 1.3%
17,425	Vestas Wind Systems A/S	511,159
	Total Denmark	1,063,189
	Netherlands — 2.1%
	Health Care — 2.1%
27,709	Koninklijke Philips NV	844,950
	Thailand — 1.7%
	Industrials — 1.7%
347,600	Airports of Thailand PCL*	689,321
	Total Common Stocks	$38,697,931

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 4.6%
507,696	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 507,696
1,298,697	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	1,298,697
	Total Short-Term Investment Funds	$1,806,393
	Total Investment Securities — 102.6% (Cost $36,979,608)	$40,504,324
	Liabilities in Excess of Other Assets — (2.6)%	(1,033,733)
	Net Assets — 100.0%	$39,470,591
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $1,069,287.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$6,709,735	$—	$6,709,735
France	—	4,157,965	—	4,157,965
Sweden	—	3,758,401	—	3,758,401
South Korea	461,748	3,069,954	—	3,531,702
United Kingdom	—	3,475,595	—	3,475,595
Germany	—	3,339,855	—	3,339,855
Switzerland	1,083,261	1,327,445	—	2,410,706
Singapore	—	1,869,777	—	1,869,777
China	793,805	896,223	—	1,690,028
Taiwan	1,585,690	—	—	1,585,690
India	1,249,131	—	—	1,249,131
Canada	1,227,132	—	—	1,227,132
Italy	—	1,094,754	—	1,094,754
Denmark	552,030	511,159	—	1,063,189
Netherlands	—	844,950	—	844,950
Thailand	—	689,321	—	689,321
Short-Term Investment Funds	1,806,393	—	—	1,806,393
Total	$8,759,190	$31,745,134	$—	$40,504,324
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 95.8%
	Industrials — 23.5%
2,533,406	AerCap Holdings N.V. (Ireland)*	$ 127,379,654
2,450,901	Allison Transmission Holdings, Inc.	96,222,373
1,727,278	Armstrong World Industries, Inc.	155,472,293
1,687,481	Copart, Inc. *	211,728,241
453,781	Old Dominion Freight Line, Inc.	135,535,309
2,151,939	Otis Worldwide Corp.	165,591,706
1,715,630	Sensata Technologies Holding PLC*	87,239,785
658,103	UniFirst Corp.	121,275,221
		1,100,444,582
	Information Technology — 15.7%
1,524,897	Amphenol Corp. - Class A	114,900,989
1,817,064	Black Knight, Inc.*	105,371,541
1,147,313	Citrix Systems, Inc.	115,763,882
1,968,000	Entegris, Inc.	258,319,680
1,051,218	Skyworks Solutions, Inc.	140,106,335
		734,462,427
	Financials — 14.6%
201,896	Alleghany Corp.*	171,005,912
1,691,364	Cincinnati Financial Corp.	229,957,849
935,710	M&T Bank Corp.	158,602,845
2,616,882	Moelis & Co. - Class A	122,862,610
		682,429,216
	Consumer Discretionary — 12.2%
1,525,868	CarMax, Inc.*	147,215,745
612,482	Churchill Downs, Inc.	135,836,258
1,282,719	Dollar Tree, Inc.*	205,427,448
981,331	Hasbro, Inc.	80,390,634
		568,870,085
	Materials — 12.1%
1,062,866	AptarGroup, Inc.	124,886,755
1,559,355	Ball Corp.	140,341,950
314,006	NewMarket Corp.	101,857,266
1,084,705	Vulcan Materials Co.	199,260,309
		566,346,280
	Consumer Staples — 9.1%
2,265,990	BellRing Brands, Inc.*	52,299,049
1,396,285	Brown-Forman Corp. - Class B	93,579,021
2,613,485	Lamb Weston Holdings, Inc.	156,573,887
1,787,459	Post Holdings, Inc.*	123,799,410
		426,251,367
Shares		Market Value

	Health Care — 6.4%
746,918	Haemonetics Corp.*	$ 47,220,156
2,294,625	Perrigo Co. PLC	88,182,439
686,252	STERIS PLC	165,915,146
		301,317,741
	Real Estate — 2.2%
3,525,899	STORE Capital Corp. REIT	103,062,028
	Total Common Stocks	$4,483,183,726
	Short-Term Investment Fund — 6.2%
288,194,691	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	288,194,691
	Total Investment Securities—102.0% (Cost $3,944,324,395)	$4,771,378,417
	Liabilities in Excess of Other Assets — (2.0%)	(94,595,519)
	Net Assets — 100.0%	$4,676,782,898
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,483,183,726	$—	$—	$4,483,183,726
Short-Term Investment Fund	288,194,691	—	—	288,194,691
Total	$4,771,378,417	$—	$—	$4,771,378,417
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Financials — 17.0%
246,187	American International Group, Inc.	$ 15,453,158
68,264	Ameriprise Financial, Inc.	20,503,775
366,767	Arch Capital Group Ltd.*	17,758,858
96,453	Hartford Financial Services Group, Inc. (The)	6,926,290
197,326	PacWest Bancorp	8,510,670
160,553	Pinnacle Financial Partners, Inc.	14,783,720
152,629	Progressive Corp. (The)	17,398,180
144,045	Reinsurance Group of America, Inc.	15,767,166
64,404	Signature Bank	18,901,930
76,442	Webster Financial Corp.	4,289,925
202,405	Western Alliance Bancorp	16,763,182
		157,056,854
	Industrials — 13.0%
182,444	AerCap Holdings N.V. (Ireland)*	9,173,284
197,326	Clean Harbors, Inc. *	22,029,475
96,758	Dover Corp.	15,181,330
180,869	Hexcel Corp.	10,756,279
26,310	Huntington Ingalls Industries, Inc.	5,247,266
33,624	Parker-Hannifin Corp.	9,541,146
161,822	Regal Rexnord Corp.	24,075,877
54,195	Snap-on, Inc.	11,135,989
130,738	Westinghouse Air Brake Technologies Corp.	12,573,074
		119,713,720
	Utilities — 9.9%
598,479	CenterPoint Energy, Inc.	18,337,397
98,993	DTE Energy Co.	13,087,864
151,613	Entergy Corp.	17,700,818
182,444	Evergy, Inc.	12,468,223
490,445	NiSource, Inc.	15,596,151
146,534	WEC Energy Group, Inc.	14,625,558
		91,816,011
	Consumer Staples — 9.5%
47,643	Casey's General Stores, Inc.	9,441,413
51,706	Constellation Brands, Inc. - Class A	11,908,926
270,974	Darling Ingredients, Inc.*	21,780,890
171,016	Hain Celestial Group, Inc. (The)*	5,882,950
201,795	Ingredion, Inc.	17,586,434
160,857	Lamb Weston Holdings, Inc.	9,636,943
351,225	TreeHouse Foods, Inc.*	11,330,519
		87,568,075
	Consumer Discretionary — 8.8%
4,114	AutoZone, Inc.*	8,411,402
297,944	BorgWarner, Inc.	11,590,022
81,521	Carter's, Inc.	7,499,117
115,805	Columbia Sportswear Co.	10,483,827
117,075	Dollar Tree, Inc.*	18,749,561
130,382	Hasbro, Inc.	10,680,893
297,944	LKQ Corp.	13,529,637
		80,944,459
	Real Estate — 8.7%
84,721	Alexandria Real Estate Equities, Inc. REIT	17,050,101
252,892	American Campus Communities, Inc. REIT	14,154,365
74,562	Boston Properties, Inc. REIT	9,603,585
926,441	Chimera Investment Corp. REIT	11,154,350
53,941	Digital Realty Trust, Inc. REIT	7,648,834
39,008	Essex Property Trust, Inc. REIT	13,476,484
394,042	Host Hotels & Resorts, Inc. REIT	7,656,236
		80,743,955
Shares		Market Value

	Information Technology — 8.7%
138,661	Akamai Technologies, Inc.*	$ 16,554,737
64,099	F5 Networks, Inc.*	13,393,486
84,060	Global Payments, Inc.	11,502,771
85,819	Leidos Holdings, Inc.	9,270,168
81,521	PTC, Inc.*	8,781,442
100,568	Qorvo, Inc.*	12,480,489
779,551	Rackspace Technology, Inc.*	8,699,789
		80,682,882
	Materials — 8.3%
452,910	Axalta Coating Systems Ltd. *	11,132,528
223,991	Berry Global Group, Inc.*	12,982,518
147,194	FMC Corp.	19,366,315
699,910	Livent Corp.*	18,246,654
58,055	Scotts Miracle-Gro Co. (The)	7,138,443
253,197	Valvoline, Inc.	7,990,897
		76,857,355
	Health Care — 7.7%
51,401	AmerisourceBergen Corp.	7,952,249
299,330	Centene Corp.*	25,200,593
196,716	Encompass Health Corp.	13,988,475
269,704	Envista Holdings Corp.*	13,137,282
86,295	Zimmer Biomet Holdings, Inc.	11,037,130
		71,315,729
	Energy — 7.0%
405,826	ChampionX Corp.*	9,934,621
645,664	Coterra Energy, Inc.	17,413,558
91,679	Pioneer Natural Resources	22,922,500
137,392	Valero Energy Corp.	13,950,784
		64,221,463
	Total Common Stocks	$910,920,503
	Short-Term Investment Fund — 0.0%
1,026	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	1,026
	Total Investment Securities—98.6% (Cost $650,028,380)	$910,921,529
	Other Assets in Excess of Liabilities — 1.4%	12,500,609
	Net Assets — 100.0%	$923,422,138
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$910,920,503	$—	$—	$910,920,503
Short-Term Investment Fund	1,026	—	—	1,026
Total	$910,921,529	$—	$—	$910,921,529
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.3%
	Information Technology — 41.2%
682,114	Atlassian Corp. PLC - Class A*	$ 200,425,557
2,119,052	Block, Inc.*	287,343,451
1,298,718	Cloudflare, Inc. - Class A*	155,456,544
383,958	Intuit, Inc.	184,622,365
586,434	ServiceNow, Inc.*	326,579,230
174,030	Shopify, Inc. (Canada) - Class A*	117,637,319
561,612	Snowflake, Inc. - Class A*	128,682,157
611,395	Twilio, Inc. - Class A*	100,764,010
1,293,601	Visa, Inc. - Class A	286,881,894
		1,788,392,527
	Communication Services — 18.9%
173,843	Charter Communications, Inc. - Class A*	94,834,833
1,603,220	Match Group, Inc.*	174,334,143
449,369	Meta Platforms, Inc. - Class A*	99,921,691
321,423	Netflix, Inc.*	120,401,842
1,928,096	Sea Ltd. (Taiwan) ADR*	230,966,620
2,698,706	Warner Music Group Corp. - Class A	102,146,022
		822,605,151
	Health Care — 16.1%
761,818	10X Genomics, Inc. - Class A*	57,951,495
220,463	Align Technology, Inc.*	96,121,868
484,823	DexCom, Inc.*	248,035,447
953,072	Edwards Lifesciences Corp.*	112,195,636
1,081,199	Sarepta Therapeutics, Inc.*	84,463,266
526,066	Zoetis, Inc.	99,210,787
		697,978,499
	Consumer Discretionary — 14.6%
583,745	Airbnb, Inc. - Class A*	100,264,041
102,961	Amazon.com, Inc.*	335,647,712
763,877	DoorDash, Inc. - Class A*	89,518,746
377,347	Fiverr International Ltd. (Israel)*†	28,704,786
960,989	Floor & Decor Holdings, Inc. - Class A*	77,840,109
		631,975,394
	Industrials — 6.5%
1,947,203	CoStar Group, Inc.*	129,703,192
4,332,497	Uber Technologies, Inc.*	154,583,493
		284,286,685
	Total Common Stocks	$4,225,238,256
Shares		Market Value
	Short-Term Investment Funds — 3.8%
160,190,032	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 160,190,032
4,236,870	Invesco Government & Agency Portfolio, Institutional Class, 0.25%∞Ω**	4,236,870
	Total Short-Term Investment Funds	$164,426,902
	Total Investment Securities—101.1% (Cost $3,070,173,057)	$4,389,665,158
	Liabilities in Excess of Other Assets — (1.1%)	(46,466,698)
	Net Assets — 100.0%	$4,343,198,460
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2022 was $4,031,710.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,225,238,256	$—	$—	$4,225,238,256
Short-Term Investment Funds	164,426,902	—	—	164,426,902
Total	$4,389,665,158	$—	$—	$4,389,665,158
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Industrials — 27.5%
32,946	Armstrong World Industries, Inc.	$ 2,965,470
93,175	Evoqua Water Technologies Corp.*	4,377,362
46,900	Kaman Corp.	2,039,212
31,387	Landstar System, Inc.	4,734,101
26,674	ManTech International Corp. - Class A	2,299,032
32,394	Masonite International Corp. *	2,881,122
44,576	Matson, Inc.	5,376,757
11,712	UniFirst Corp.	2,158,287
		26,831,343
	Consumer Discretionary — 17.1%
60,164	Acushnet Holdings Corp.	2,422,203
3,536	Graham Holdings Co. - Class B	2,162,158
38,798	Malibu Boats, Inc. - Class A*	2,250,672
21,969	Murphy USA, Inc.	4,392,921
22,690	Penske Automotive Group, Inc.	2,126,507
117,665	Tempur Sealy International, Inc.	3,285,207
		16,639,668
	Financials — 12.6%
67,244	Atlantic Union Bankshares Corp.	2,467,182
85,720	Cannae Holdings, Inc.*	2,050,422
78,963	Moelis & Co. - Class A	3,707,313
3,573	White Mountains Insurance Group Ltd.	4,059,786
		12,284,703
	Materials — 10.1%
94,234	GCP Applied Technologies, Inc.*	2,960,832
51,348	Ingevity Corp.*	3,289,866
9,617	NewMarket Corp.	3,119,563
39,886	Tredegar Corp.	478,233
		9,848,494
	Information Technology — 9.7%
83,293	ACI Worldwide, Inc.*	2,622,896
79,441	CTS Corp.	2,807,445
28,226	Qualys, Inc.*	4,019,665
		9,450,006
	Real Estate — 7.8%
116,253	Alexander & Baldwin, Inc. REIT	2,695,907
80,500	Essential Properties Realty Trust, Inc. REIT	2,036,650
37,989	First Industrial Realty Trust, Inc. REIT	2,351,899
30,784	Tejon Ranch Co.*	562,116
		7,646,572
Shares		Market Value

	Consumer Staples — 6.0%
32,468	Energizer Holdings, Inc.	$ 998,716
18,087	Lancaster Colony Corp.	2,697,676
27,814	PriceSmart, Inc.	2,193,690
		5,890,082
	Health Care — 4.2%
23,800	Haemonetics Corp.*	1,504,636
31,637	LivaNova PLC*	2,588,856
		4,093,492
	Energy — 1.6%
41,143	Dril-Quip, Inc. *	1,536,691
	Total Common Stocks	$94,221,051
	Short-Term Investment Fund — 3.7%
3,600,475	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	3,600,475
	Total Investment Securities—100.3% (Cost $76,969,155)	$97,821,526
	Liabilities in Excess of Other Assets — (0.3%)	(263,573)
	Net Assets — 100.0%	$97,557,953
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$94,221,051	$—	$—	$94,221,051
Short-Term Investment Fund	3,600,475	—	—	3,600,475
Total	$97,821,526	$—	$—	$97,821,526
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Industrials — 21.7%
24,545	Altra Industrial Motion Corp.	$ 955,537
14,014	BWX Technologies, Inc.	754,794
2,528	CACI International, Inc. - Class A*	761,585
20,614	CIRCOR International, Inc. *	548,745
14,479	Clean Harbors, Inc. *	1,616,436
6,840	EMCOR Group, Inc.	770,389
18,862	Enerpac Tool Group Corp.	412,889
10,673	EnPro Industries, Inc.	1,043,072
45,885	Gates Industrial Corp. PLC*	691,028
29,498	Harsco Corp.*	361,055
12,306	Hexcel Corp.	731,838
8,174	Hillenbrand, Inc.	361,046
15,571	Huron Consulting Group, Inc.*	713,307
13,957	ITT, Inc.	1,049,706
20,132	Kelly Services, Inc. - Class A	436,663
15,672	Korn/Ferry International	1,017,740
9,193	Masonite International Corp. *	817,625
13,727	Regal Rexnord Corp.	2,042,303
6,748	SPX FLOW, Inc.	581,813
8,293	Standex International Corp.	828,637
		16,496,208
	Financials — 19.5%
33,435	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,199,648
37,474	BankUnited, Inc.	1,647,357
30,267	First Interstate BancSystem, Inc. - Class A	1,112,918
8,750	Hanover Insurance Group, Inc. (The)	1,308,300
54,542	MGIC Investment Corp.	739,044
27,612	NMI Holdings, Inc. - Class A*	569,360
25,145	PacWest Bancorp	1,084,504
18,575	Pinnacle Financial Partners, Inc.	1,710,386
73,319	Umpqua Holdings Corp.	1,382,796
25,437	Univest Financial Corp.	680,694
6,669	Webster Financial Corp.	374,264
17,048	Western Alliance Bancorp	1,411,915
17,362	Wintrust Financial Corp.	1,613,451
		14,834,637
	Information Technology — 8.7%
11,284	Belden, Inc.	625,134
5,712	ExlService Holdings, Inc.*	818,358
79,117	Harmonic, Inc.*	734,997
8,082	Lumentum Holdings, Inc.*	788,803
8,186	MACOM Technology Solutions Holdings, Inc.*	490,096
88,017	Rackspace Technology, Inc.*	982,270
3,480	Rogers Corp.*	945,516
78,016	Viavi Solutions, Inc.*	1,254,497
		6,639,671
	Consumer Discretionary — 8.4%
33,178	American Eagle Outfitters, Inc.	557,391
29,253	Callaway Golf Co. *	685,105
3,895	Carter's, Inc.	358,301
6,011	Dorman Products, Inc.*	571,225
40,164	Goodyear Tire & Rubber Co. (The)*	573,944
8,666	Murphy USA, Inc.	1,732,853
5,066	Oxford Industries, Inc.	458,473
12,324	Steven Madden Ltd.	476,199
20,319	Urban Outfitters, Inc.*	510,210
7,822	YETI Holdings, Inc.*	469,164
		6,392,865
Shares		Market Value

	Consumer Staples — 7.8%
11,418	Cal-Maine Foods, Inc.	$ 630,502
8,419	Energizer Holdings, Inc.	258,968
13,870	Hain Celestial Group, Inc. (The)*	477,128
58,120	Hostess Brands, Inc.*	1,275,153
12,950	Ingredion, Inc.	1,128,592
8,203	MGP Ingredients, Inc.	702,095
8,337	Performance Food Group Co.*	424,437
30,505	TreeHouse Foods, Inc.*	984,091
		5,880,966
	Real Estate — 7.0%
18,686	American Campus Communities, Inc. REIT	1,045,855
84,346	Chimera Investment Corp. REIT	1,015,526
17,679	Corporate Office Properties Trust REIT	504,559
22,881	Dynex Capital, Inc. REIT	370,672
38,144	LXP Industrial Trust REIT	598,861
110,489	Newmark Group, Inc. - Class A	1,758,985
		5,294,458
	Materials — 6.8%
7,364	Cabot Corp.	503,771
8,384	Ingevity Corp.*	537,163
5,447	Innospec, Inc.	504,120
55,012	Livent Corp.*	1,434,163
61,841	O-I Glass, Inc.*	815,064
11,779	Silgan Holdings, Inc.	544,543
25,884	Valvoline, Inc.	816,899
		5,155,723
	Utilities — 5.5%
10,676	Black Hills Corp.	822,266
8,592	IDACORP, Inc.	991,173
33,314	Portland General Electric Co.	1,837,267
7,763	Spire, Inc.	557,073
		4,207,779
	Energy — 4.9%
19,938	Cactus, Inc. - Class A	1,131,282
25,553	Helmerich & Payne, Inc.	1,093,157
17,357	PDC Energy, Inc.	1,261,507
22,519	Select Energy Services, Inc. - Class A*	192,988
		3,678,934
	Health Care — 4.5%
23,037	Envista Holdings Corp.*	1,122,132
11,601	Integra LifeSciences Holdings Corp.*	745,480
8,891	NuVasive, Inc.*	504,120
19,740	Prestige Consumer Healthcare, Inc.*	1,045,036
		3,416,768
	Communication Services — 1.6%
53,651	TEGNA, Inc.	1,201,782
	Total Common Stocks	$73,199,791
	Exchange-Traded Fund — 1.3%
6,205	iShares Russell 2000 Value ETF	1,001,487

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.1%
803,455	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	$ 803,455
	Total Investment Securities—98.8% (Cost $53,646,354)	$75,004,733
	Other Assets in Excess of Liabilities — 1.2%	944,116
	Net Assets — 100.0%	$75,948,849
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$73,199,791	$—	$—	$73,199,791
Exchange-Traded Fund	1,001,487	—	—	1,001,487
Short-Term Investment Fund	803,455	—	—	803,455
Total	$75,004,733	$—	$—	$75,004,733
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2022 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 39.0%
$ 5,193,102	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 5,145,205
322,904	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 1.132%, 10/25/35(A)	322,452
4,200,000	American Credit Acceptance Receivables Trust, Ser 2018-2, Class E, 144a, 5.160%, 9/10/24	4,240,352
11,310,000	American Credit Acceptance Receivables Trust, Ser 2018-3, Class E, 144a, 5.170%, 10/15/24	11,418,267
9,500,000	American Credit Acceptance Receivables Trust, Ser 2018-4, Class E, 144a, 5.380%, 1/13/25	9,660,625
9,205,655	American Credit Acceptance Receivables Trust, Ser 2019-1, Class D, 144a, 3.810%, 4/14/25	9,262,769
153,200	American Credit Acceptance Receivables Trust, Ser 2019-2, Class C, 144a, 3.170%, 6/12/25	153,193
5,547,724	American Credit Acceptance Receivables Trust, Ser 2020-1, Class C, 144a, 2.190%, 3/13/26	5,550,401
159,970	American Credit Acceptance Receivables Trust, Ser 2021-1, Class A, 144a, 0.350%, 5/13/24	159,905
3,507,000	AmeriCredit Automobile Receivables Trust, Ser 2017-4, Class D, 3.080%, 12/18/23	3,519,688
8,250,000	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 1.494%, 10/13/30(A)	8,213,947
6,154,638	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 1.111%, 1/15/29(A)	6,144,169
4,694,635	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.270%), 0.997%, 3/25/36(A)	4,648,138
4,009,523	Avid Automobile Receivables Trust, Ser 2021-1, Class A, 144a, 0.610%, 1/15/25	3,982,873
3,750,000	Barings CLO Ltd. (Cayman Islands), Ser 2013-IA, Class BR, 144a, (3M LIBOR +1.250%), 1.504%, 1/20/28(A)	3,740,366
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.964%, 2/16/37(A)	5,969,389
816,987	Bear Stearns Asset Backed Securities Trust, Ser 2006-SD2, Class M1, (1M LIBOR +0.825%), 1.282%, 6/25/36(A)	816,361
7,809,218	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 1.309%, 4/24/29(A)	7,799,644
434,309	BSPRT Issuer Ltd. (Cayman Islands), Ser 2019-FL5, Class A, 144a, (1M LIBOR +1.150%), 1.547%, 5/15/29(A)	433,090
2,524,281	CarNow Auto Receivables Trust, Ser 2021-2A, Class A, 144a, 0.730%, 9/15/23	2,517,732
3,242,664	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 1.054%, 1/20/28(A)	3,234,113
5,981,380	Conn's Receivables Funding LLC, Ser 2021-A, Class A, 144a, 1.050%, 5/15/26	5,957,342
9,279,730	CPS Auto Receivables Trust, Ser 2019-A, Class D, 144a, 4.350%, 12/16/24	9,370,840
1,881,183	CPS Auto Trust, Ser 2018-C, Class D, 144a, 4.400%, 6/17/24	1,893,566
2,944,729	Crossroads Asset Trust, Ser 2021-A, Class A2, 144a, 0.820%, 3/20/24	2,924,974
10,750,000	Dewolf Park CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 1.161%, 10/15/30(A)	10,680,566
197,427	Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.810%, 5/15/24	197,627
Principal Amount		Market Value
	Asset-Backed Securities — 39.0% (Continued)
$ 2,214,519	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	$ 2,228,813
8,387,989	DT Auto Owner Trust, Ser 2018-3A, Class D, 144a, 4.190%, 7/15/24	8,453,542
1,248,450	DT Auto Owner Trust, Ser 2019-3A, Class C, 144a, 2.740%, 4/15/25	1,249,938
10,000,000	DT Auto Owner Trust, Ser 2020-1A, Class C, 144a, 2.290%, 11/17/25	10,000,770
1,132,825	DT Auto Owner Trust, Ser 2021-1A, Class A, 144a, 0.350%, 1/15/25	1,129,151
2,076,440	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	2,068,940
2,227,910	Encina Equipment Finance LLC, Ser 2021-1A, Class A1, 144a, 0.500%, 9/15/25	2,224,979
2,293,775	Exeter Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.040%, 3/15/24	2,311,322
1,979,780	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	1,999,026
3,223,258	Exeter Automobile Receivables Trust, Ser 2020-1A, Class C, 144a, 2.490%, 1/15/25	3,225,505
5,155,140	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	5,102,538
11,639,403	Flagship Credit Auto Trust, Ser 2019-1, Class C, 144a, 3.600%, 2/18/25	11,722,827
3,365,142	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	3,212,676
139,800	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	149,337
4,680,000	Foursight Capital Automobile Receivables Trust, Ser 2018-2, Class D, 144a, 4.330%, 7/15/24	4,705,437
2,444,945	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class B, 144a, 2.780%, 9/16/24	2,449,280
158,480	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class A, 144a, 0.520%, 2/15/24	158,423
7,661,719	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	7,508,124
3,398,924	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 1.159%, 7/23/29(A)	3,387,670
2,983,528	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 1.041%, 1/18/28(A)	2,974,515
7,175,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 2.143%, 11/15/35(A)	7,101,746
4,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class AS, 144a, (SOFR30A +2.214%), 2.543%, 11/15/35(A)	3,958,545
10,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 4.043%, 11/15/35(A)	10,100,601
444,415	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 144a, 2.750%, 11/25/58(A)(B)	444,206
7,296,386	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 1.559%, 4/22/29(A)	7,262,246
6,250,000	Neuberger Berman CLO XV (Cayman Islands), Ser 2013-15A, Class A1R2, 144a, (3M LIBOR +0.920%), 1.161%, 10/15/29(A)	6,216,094
1,339,615	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 1.304%, 4/20/27(A)	1,339,613
2,521,239	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 1.330%, 8/20/27(A)	2,518,834

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 39.0% (Continued)
$ 2,162,184	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 1.280%, 2/20/28(A)	$ 2,166,802
10,500,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 0.928%, 10/15/29(A)	10,450,335
2,927,098	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 1.668%, 7/25/30(A)	2,921,656
524,229	Prestige Auto Receivables Trust, Ser 2018-1A, Class C, 144a, 3.750%, 10/15/24	525,198
2,250,000	Prestige Auto Receivables Trust, Ser 2018-1A, Class D, 144a, 4.140%, 10/15/24	2,270,100
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,431,175
1,436,932	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 1.432%, 6/25/35(A)	1,433,558
620,515	RAMP Series Trust, Ser 2006-NC3, Class A3, (1M LIBOR +0.540%), 0.997%, 3/25/36(A)	620,092
1,569,108	RAMP Trust, Ser 2005-RS5, Class M4, (1M LIBOR +0.640%), 1.417%, 5/25/35(A)	1,563,025
361,697	Santander Drive Auto Receivables Trust, Ser 2019-2, Class C, 2.900%, 10/15/24	362,189
447,215	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	444,018
1,862,171	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.188%, 7/14/26(A)	1,861,521
8,750,000	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 0.959%, 10/25/29(A)	8,710,004
8,568,172	TICP CLO III-2 Ltd. (Cayman Islands), Ser 2018-3R, Class A, 144a, (3M LIBOR +0.840%), 1.094%, 4/20/28(A)	8,562,646
6,326,000	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	6,352,555
3,855,925	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	3,855,915
6,947,078	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 1.057%, 2/25/57(A)	6,921,125
3,131,803	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.457%, 10/25/48(A)	3,128,962
1,946,615	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	1,941,867
4,853,894	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	4,818,734
3,800,000	Tricon American Homes Trust, Ser 2017-SFR2, Class D, 144a, 3.672%, 1/17/36	3,744,669
6,000,000	United Auto Credit Securitization Trust, Ser 2022-1, Class B, 144a, 2.100%, 3/10/25	5,926,663
818,443	Westlake Automobile Receivables Trust, Ser 2018-3A, Class D, 144a, 4.000%, 10/16/23	821,630
8,200,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class E, 144a, 4.490%, 7/15/24	8,314,285
10,000,000	Westlake Automobile Receivables Trust, Ser 2019-2A, Class D, 144a, 3.200%, 11/15/24	10,042,571
	Total Asset-Backed Securities	$350,353,587
	Commercial Mortgage-Backed Securities — 21.8%
363,452	AREIT Trust, Ser 2019-CRE3, Class A, 144a, (SOFR30A +1.134%), 1.184%, 9/14/36(A)	362,194
10,793,000	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 3.272%, 4/15/37(A)	10,755,652
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 21.8% (Continued)
$ 4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.847%, 9/15/32(A)	$ 4,691,333
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.647%, 7/15/35(A)	8,060,581
977,000	BPR Trust, Ser 2021-KEN, Class A, 144a, 1.647%, 2/15/29(A)	970,176
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.347%, 2/15/29(A)	8,851,214
6,260,952	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.970%), 1.317%, 10/15/36(A)	6,233,688
3,153,632	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 1.442%, 6/15/34(A)	3,125,999
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 1.314%, 2/15/38(A)	8,374,915
6,494,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (1M LIBOR +0.900%), 1.064%, 2/15/38(A)	6,456,291
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 1.247%, 11/15/34(A)	7,095,572
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 1.847%, 12/15/37(A)	2,656,022
1,274,262	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	1,277,905
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	1,019,240
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 0.650%, 10/15/36(A)(B)(C)	209,406
5,839,235	COMM Mortgage Trust, Ser 2012-CR2, Class A4, 3.147%, 8/15/45	5,829,701
34,456,339	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.063%, 6/10/47(A)(B)(C)	619,005
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 1.147%, 7/15/32(A)	2,600,271
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.347%, 12/15/30(A)	6,038,115
10,020,322	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 1.194%, 5/15/35(A)	9,932,026
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(C)	272,509
18,959,000	GS Mortgage Securities Corp. Trust, Ser 2012-ALOH, Class A, 144a, 3.551%, 4/10/34	18,950,609
705,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	702,972
3,859,000	GS Mortgage Securities Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 1.490%, 10/15/31(A)	3,800,579
94,257,000	HONO Mortgage Trust, Ser 2021-LULU, Class XCP, 144a, 0.459%, 10/15/36(A)(B)(C)	246,784
1,552,488	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Class A4, 3.483%, 6/15/45	1,553,404
50,029	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Class A4FL, 144a, (1M LIBOR +1.300%), 1.741%, 6/15/45(A)	50,053
2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 1.757%, 7/15/36(A)	2,698,369
412,833	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	402,742
5,000,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL3, Class AS, 144a, (1M LIBOR +2.850%), 3.266%, 7/15/35(A)	5,012,626

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 21.8% (Continued)
$ 4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.624%, 8/15/45(A)(B)	$ 4,780,321
8,526,865	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Class A4, 2.858%, 11/15/45	8,528,769
547,265	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Class A3FL, 144a, (1M LIBOR +1.000%), 1.441%, 7/15/46(A)	547,485
944,686	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	947,162
1,411,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class A, 144a, (1M LIBOR +0.700%), 1.097%, 11/15/34(A)	1,404,309
8,700,000	Morgan Stanley Capital I Trust, Ser 2017-CLS, Class B, 144a, (1M LIBOR +0.850%), 1.247%, 11/15/34(A)	8,650,850
7,191,263	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 1.247%, 8/15/33(A)	7,145,194
978,023	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	960,940
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 1.340%, 11/11/34(A)	3,395,441
4,862,946	UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Class A4, 3.525%, 5/10/63	4,857,205
7,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Class AS, 3.539%, 10/15/45	7,023,471
3,539,149	Wells Fargo Commercial Mortgage Trust, Ser 2017-C38, Class A2, 3.043%, 7/15/50	3,538,370
5,000,000	WFRBS Commercial Mortgage Trust, Ser 2012-C9, Class AS, 3.388%, 11/15/45	5,012,229
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.392%, 3/15/48(A)(B)	10,149,257
359,511	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	358,464
	Total Commercial Mortgage-Backed Securities	$196,149,420
	Corporate Bonds — 17.5%
	Utilities — 6.1%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,933,560
4,596,000	CenterPoint Energy Resources Corp., (3M LIBOR +0.500%), 1.004%, 3/2/23(A)	4,581,808
10,000,000	Cleco Power LLC, 144a, (3M LIBOR +0.500%), 1.326%, 6/15/23(A)	9,997,334
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 1.356%, 9/15/23(A)	7,211,898
10,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.270%), 0.750%, 2/22/23(A)	9,965,127
7,500,000	ONE Gas, Inc., (3M LIBOR +0.610%), 1.355%, 3/11/23(A)	7,490,207
1,500,000	Pacific Gas and Electric Co., (SOFRRATE + 1.150%), 1.338%, 11/14/22(A)	1,500,427
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,489,229
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 1.153%, 9/14/23(A)	2,994,172
		55,163,762
	Financials — 3.8%
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,426,995
4,000,000	FNB Corp., 2.200%, 2/24/23	3,976,341
6,300,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23	6,306,634
2,000,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	1,964,455
Principal Amount		Market Value

	Financials — (Continued)
$ 3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), 0.848%, 9/15/24	$ 3,684,795
7,000,000	National Bank of Canada (Canada), 0.900%, 8/15/23	6,958,722
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,726,628
4,000,000	UBS Group AG (Switzerland), 144a, 1.008%, 7/30/24	3,892,932
		33,937,502
	Consumer Discretionary — 1.7%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,442,068
5,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	4,775,061
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,491,977
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,829,972
		15,539,078
	Consumer Staples — 1.2%
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,283,847
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 1.514%, 6/24/22(A)	1,571,746
4,500,000	Triton Container International Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,368,196
		11,223,789
	Energy — 1.1%
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	5,078,388
5,000,000	Midwest Connector Capital Co. LLC, 144a, 3.625%, 4/1/22	5,000,000
		10,078,388
	Health Care — 1.1%
7,225,000	Dignity Health, 3.125%, 11/1/22	7,266,532
2,500,000	Viatris, Inc., 1.125%, 6/22/22	2,499,847
		9,766,379
	Information Technology — 1.0%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	4,051,345
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,802,650
		8,853,995
	Industrials — 0.9%
8,380,000	Huntington Ingalls Industries, Inc., 144a, 0.670%, 8/16/23	8,134,532
	Materials — 0.6%
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	4,964,441
	Total Corporate Bonds	$157,661,866
	Non-Agency Collateralized Mortgage Obligations — 11.9%
655,794	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.067%, 4/25/33(A)(B)††	682,748
122,000	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	119,344
3,240,059	BRAVO Residential Funding Trust, Ser 2019-NQM2, Class A1, 144a, 2.748%, 11/25/59(A)(B)	3,178,078
13,653,030	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	13,516,213
5,344,529	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	5,303,925
7,285,539	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	7,173,775
6,038,462	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	5,944,331
9,826	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	9,725

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 11.9% (Continued)
$ 12,532,618	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	$ 12,631,533
1,470,781	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.579%, 10/25/33(A)(B)	1,542,156
59,138	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.256%, 6/25/36(A)(B)	47,154
3,588,143	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	3,467,874
53,815	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 1.907%, 12/25/34(A)(B)	54,207
16,442	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 2.956%, 12/25/32(A)	16,270
1,227,057	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	1,231,367
526,770	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.369%, 2/25/37(A)(B)	465,434
10,951,691	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	10,727,670
2,177,405	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.506%, 6/25/43(A)(B)	2,176,416
622,691	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	625,191
2,003,613	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	2,010,933
1,810,192	Starwood Mortgage Residential Trust, Ser 2019-INV1, Class A1, 144a, 2.610%, 9/27/49(A)(B)	1,812,568
10,412,249	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	10,260,087
5,982,590	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	5,875,417
9,878,351	Towd Point Mortgage Trust, Ser 2018-2, Class A1, 144a, 3.250%, 3/25/58(A)(B)	9,882,379
8,501,150	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	8,404,564
	Total Non-Agency Collateralized Mortgage Obligations	$107,159,359
	Commercial Paper — 3.2%
3,400,000	Black Hills Corp., 0.500%, 4/1/22(D)	3,399,950
25,000,000	Dairy Farmers of America, 0.700%, 4/1/22(D)	24,999,634
	Total Commercial Paper	$28,399,584
	U.S. Government Agency Obligations — 2.4%
3,839	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	3,879
52,784	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 0.750%, 4/25/28(A)	53,588
4,300,000	United States International Development Finance Corp., 0.300%, 7/5/38(A)(B)	4,300,000
1,870,000	United States International Development Finance Corp., 0.340%, 5/15/26(A)(B)	1,870,000
5,703,600	United States International Development Finance Corp., 0.350%, 4/20/35(A)(B)	5,703,600
10,000,000	United States International Development Finance Corp., 0.390%, 9/30/27(A)(B)	10,000,000
	Total U.S. Government Agency Obligations	$21,931,067
	Municipal Bonds — 2.1%
	Other Territory — 2.0%
1,495,000	Taxable Municipal Funding Trust, Rev., 144a, 0.640%, 11/1/24(A)(B)	1,495,000
Principal Amount		Market Value

	Other Territory — (Continued)
$ 840,000	Taxable Municipal Funding Trust, Rev., 144a, 0.640%, 5/15/56(A)(B)	$ 840,000
9,050,000	Taxable Municipal Funding Trust, Rev., 144a, 0.640%, 12/15/25(A)(B)	9,050,000
6,800,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 0.640%, 9/1/30(A)(B)	6,800,000
100,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC - Barclays Bank PLC), 144a, 0.640%, 1/16/25(A)(B)	100,000
		18,285,000
	California — 0.1%
960,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 0.920%, 9/1/41(A)(B)	960,000
	Total Municipal Bonds	$19,245,000
	Agency Collateralized Mortgage Obligations — 1.0%
135,912,523	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.094%, 3/25/24(A)(B)(C)	2,494,226
61,065,841	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.703%, 9/25/24(A)(B)(C)	861,700
153,639	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 0.797%, 3/15/34(A)	153,988
808,829	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	778,398
22,982	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	23,199
31,087	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	31,918
20,396	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	20,903
108,057	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.957%, 9/25/33(A)	108,701
255,390	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	263,261
211	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	211
53,519	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	52,263
1,594	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(C)	0
2,530,080	FREMF Mortgage Trust, Ser 2012-K21, Class B, 144a, 3.940%, 7/25/45(A)(B)	2,531,344
800,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.657%, 10/25/45(A)(B)	803,907
435,000	FREMF Mortgage Trust, Ser 2013-K25, Class B, 144a, 3.619%, 11/25/45(A)(B)	437,947
45,028	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	45,022
18,214	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	18,323
46,951	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	46,689
	Total Agency Collateralized Mortgage Obligations	$8,672,000
	U.S. Government Mortgage-Backed Obligations — 0.7%
129,964	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 2.810%, 3/1/36(A)	136,519
155,719	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.340%, 11/1/36(A)	163,427
63,879	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.175%, 8/1/37(A)	67,048

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 87,060	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.290%, 7/1/35(A)	$ 87,087
48,779	FHLMC, Pool #1Q0080, (12M LIBOR +1.663%), 1.887%, 1/1/36(A)	50,667
105,351	FHLMC, Pool #1Q0119, (12M LIBOR +1.840%), 2.114%, 9/1/36(A)	110,255
83,808	FHLMC, Pool #1Q0187, (12M LIBOR +1.796%), 2.005%, 12/1/36(A)	85,686
51,267	FHLMC, Pool #1Q0339, (12M LIBOR +1.882%), 2.145%, 4/1/37(A)	52,966
104,517	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.358%, 11/1/36(A)	108,614
164,259	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 2.382%, 4/1/34(A)	172,124
75,822	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.306%, 11/1/36(A)	79,742
75,936	FHLMC, Pool #847795, (1 Year CMT Rate +2.277%), 2.389%, 4/1/35(A)	76,045
202,937	FHLMC, Pool #848539, (1 Year CMT Rate +2.270%), 2.411%, 4/1/37(A)	210,971
412,845	FHLMC, Pool #848583, (1 Year CMT Rate +2.318%), 2.430%, 1/1/36(A)	431,444
5,615	FHLMC, Pool #A92646, 5.500%, 6/1/40	6,176
6,597	FHLMC, Pool #C03505, 5.500%, 6/1/40	7,248
144	FHLMC, Pool #G00100, 8.000%, 2/1/23	146
18,817	FHLMC, Pool #G01840, 5.000%, 7/1/35	20,379
3,327	FNMA, Pool #175123, 7.450%, 8/1/22	3,336
57,531	FNMA, Pool #254868, 5.000%, 9/1/33	61,550
20,084	FNMA, Pool #256272, 5.500%, 6/1/26	21,326
39,077	FNMA, Pool #256852, 6.000%, 8/1/27	41,706
10,453	FNMA, Pool #323832, 7.500%, 7/1/29	11,396
333	FNMA, Pool #334593, 7.000%, 5/1/24	342
20,538	FNMA, Pool #665773, 7.500%, 6/1/31	20,606
75,108	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 2.699%, 1/1/40(A)	75,185
68,354	FNMA, Pool #725424, 5.500%, 4/1/34	74,159
232,353	FNMA, Pool #725490, (12M LIBOR +1.621%), 1.853%, 4/1/34(A)	237,148
10,922	FNMA, Pool #735484, 5.000%, 5/1/35	11,804
71,805	FNMA, Pool #813170, (12M LIBOR +1.575%), 2.004%, 1/1/35(A)	73,196
234,629	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.760%, 1/1/35(A)	242,422
69,369	FNMA, Pool #820364, (12M LIBOR +0.827%), 1.077%, 4/1/35(A)	69,442
101,663	FNMA, Pool #827787, (6M LIBOR +1.550%), 1.675%, 5/1/35(A)	105,248
39,781	FNMA, Pool #889060, 6.000%, 1/1/38	45,495
41,859	FNMA, Pool #889061, 6.000%, 1/1/38	46,770
2,628	FNMA, Pool #889382, 5.500%, 4/1/38	2,899
96,202	FNMA, Pool #922674, (12M LIBOR +1.905%), 2.226%, 4/1/36(A)	100,407
23,309	FNMA, Pool #960376, 5.500%, 12/1/37	25,693
199,237	FNMA, Pool #995405, 5.500%, 10/1/23	202,487
4,293	FNMA, Pool #AD0941, 5.500%, 4/1/40	4,735
30,595	FNMA, Pool #AE0363, 5.000%, 7/1/37	33,081
33,199	FNMA, Pool #AE5441, 5.000%, 10/1/40	35,825
36,395	FNMA, Pool #AI6588, 4.000%, 7/1/26	37,526
55,532	FNMA, Pool #AI8506, 4.000%, 8/1/26	57,334
50,087	FNMA, Pool #AL0211, 5.000%, 4/1/41	53,934
2,230	FNMA, Pool #AL0302, 5.000%, 4/1/24	2,276
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.7% (Continued)
$ 280,704	FNMA, Pool #AL0478, (12M LIBOR +1.773%), 2.045%, 4/1/36(A)	$ 292,431
109,368	FNMA, Pool #AL0543, 5.000%, 7/1/41	118,363
47,550	FNMA, Pool #AL1105, 4.500%, 12/1/40	50,499
11,250	FNMA, Pool #AL2591, 5.500%, 5/1/38	11,673
240,153	FNMA, Pool #AL5275, (6M LIBOR +1.511%), 1.692%, 9/1/37(A)	247,995
749,790	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 1.694%, 2/1/37(A)	774,584
930	GNMA, Pool #344233, 8.000%, 2/15/23	938
5,045	GNMA, Pool #345123, 8.000%, 12/15/23	5,064
94	GNMA, Pool #780322, 8.000%, 11/15/22	94
191,755	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 2.000%, 2/20/34(A)	198,412
79,988	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 1.875%, 4/20/34(A)	82,477
163,488	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 1.625%, 8/20/34(A)	167,771
176,376	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 2.000%, 3/20/41(A)	183,235
44,698	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 1.750%, 11/20/44(A)	45,398
289,549	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 1.750%, 12/20/44(A)	293,697
	Total U.S. Government Mortgage-Backed Obligations	$6,036,503
Shares
	Short-Term Investment Fund — 0.0%
90,342	Dreyfus Government Cash Management, Institutional Shares, 0.19%∞Ω	90,342
	Total Investment Securities—99.6% (Cost $905,846,897)	$895,698,728
	Other Assets in Excess of Liabilities — 0.4%	3,945,977
	Net Assets — 100.0%	$899,644,705
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2022.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2022.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities were valued at $667,783,066 or 74.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$350,353,587	$—	$350,353,587
Commercial Mortgage-Backed Securities	—	196,149,420	—	196,149,420
Corporate Bonds	—	157,661,866	—	157,661,866
Non-Agency Collateralized Mortgage Obligations	—	107,159,359	—	107,159,359
Commercial Paper	—	28,399,584	—	28,399,584
U.S. Government Agency Obligations	—	21,931,067	—	21,931,067
Municipal Bonds	—	19,245,000	—	19,245,000
Agency Collateralized Mortgage Obligations	—	8,672,000	—	8,672,000
U.S. Government Mortgage-Backed Obligations	—	6,036,503	—	6,036,503
Short-Term Investment Fund	90,342	—	—	90,342
Total	$90,342	$895,608,386	$—	$895,698,728
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2022 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund
Assets
Investments, at cost	$359,288,853	$12,353,631	$328,133,547	$3,230,133,705	$123,754,432	$464,437,521
Investments, at market value *	$342,731,042	$12,878,357	$315,151,731	$3,493,319,267	$118,828,448	$445,030,478
Cash	—	—	—	—	—	—
Cash deposits held at prime broker (A)	138,250	—	707,348	—	—	—
Foreign currency †	—	21,794	1,102,086	—	—	—
Dividends and interest receivable	2,037,077	43,229	3,832,228	4,335,374	1,680,529	2,677,623
Loan receivable from affiliates(B)	—	—	—	—	—	—
Receivable for capital shares sold	258,818	—	1,197,511	434,170	213,547	1,962,230
Receivable for investments sold	312,140	—	14,686,560	—	—	—
Receivable for variation margin on futures contracts	13,233	—	—	—	—	—
Receivable for variation margin on swap agreements	—	—	89,240	—	—	—
Receivable for securities lending income	219	91	12,424	—	724	—
Receivable from Investment Advisor	—	10,255	—	—	—	—
Tax reclaim receivable	3,103	54,534	1,921	107,039	11,714	—
Other assets	30,206	5,611	50,055	103,583	25,539	38,758
Total Assets	345,524,088	13,013,871	336,831,104	3,498,299,433	120,760,501	449,709,089

Liabilities
Bank overdrafts	180	—	101,428	55	—	—
Written options, at market value ‡	—	—	640	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	25,240	—	—	—
Dividends payable	—	—	—	—	—	—
Securities sold short**	—	—	497,984	—	—	—
Dividend and interest payable on securities sold short	—	—	13,189	—	—	—
Payable for return of collateral for securities on loan	1,257,750	335,447	9,754,757	—	1,250,178	—
Loan payable to affiliates(B)	—	—	—	—	—	—
Payable for capital shares redeemed	457,491	1,180	813,810	7,064,432	52,700	2,291,648
Payable for investments purchased	1,448,870	—	9,961,044	—	—	2,155,478
Payable to Investment Advisor	88,258	—	141,327	1,505,549	42,499	93,188
Payable to other affiliates	64,916	1,934	52,420	1,300,200	13,883	52,707
Payable to Trustees	13,749	13,749	13,749	13,806	13,749	13,749
Payable for professional services	16,380	25,386	12,156	50,156	10,714	1,568
Payable for reports to shareholders	3,958	1,754	1,730	96,410	4,125	4,788
Payable for transfer agent services	64,293	57	60,181	987,500	18,519	96,982
Other accrued expenses and liabilities	3,952	10,076	23,340	6,104	5,634	1,545
Total Liabilities	3,419,797	389,583	21,472,995	11,024,212	1,412,001	4,711,653
Net Assets	$342,104,291	$12,624,288	$315,358,109	$3,487,275,221	$119,348,500	$444,997,436
Net assets consist of:
Par value	333,506	13,785	323,229	1,975,006	148,296	453,159
Paid-in capital	451,562,033	13,163,984	386,398,377	3,171,644,977	137,283,518	470,446,170
Distributable earnings (deficit)	(109,791,248)	(553,481)	(71,363,497)	313,655,238	(18,083,314)	(25,901,893)
Net Assets	$342,104,291	$12,624,288	$315,358,109	$3,487,275,221	$119,348,500	$444,997,436
*Includes market value of securities on loan of:	$1,228,374	$313,599	$8,827,971	$—	$1,191,948	$—
†Cost of foreign currency:	$—	$21,724	$1,096,631	$—	$—	$—
‡Premiums received from written options:	$—	$—	$9,156	$—	$—	$—
**Proceeds received for securities sold short:	$—	$—	$594,481	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreements, securities sold short and/or written options.
(B)	See Note 5 in Notes to Financial Statements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$36,979,608	$3,944,324,395	$650,028,380	$3,070,173,057	$76,969,155	$53,646,354	$905,846,897
$40,504,324	$4,771,378,417	$910,921,529	$4,389,665,158	$97,821,526	$75,004,733	$895,698,728
—	11	—	21,489	—	1,448	83
—	—	—	—	—	—	—
50,594	—	—	—	—	—	—
209,407	3,683,675	1,135,497	—	91,675	86,028	2,112,360
—	5,257,595	—	—	—	—	—
43,110	9,926,039	1,152,606	4,526,055	25,793	95,197	390,622
—	—	20,447,233	2,800,212	—	964,230	5,059,001
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,322	—	—	—	—	—	—
—	—	—	—	—	—	—
47,974	—	—	—	—	—	2,611
19,650	183,367	46,629	191,976	30,146	30,605	69,111
40,877,381	4,790,429,104	933,703,494	4,397,204,890	97,969,140	76,182,241	903,332,516

—	—	2,710,630	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	108,463
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,298,697	—	—	4,236,870	—	—	—
—	—	5,257,595	—	—	—	—
36,715	20,534,285	1,375,386	5,993,123	296,974	29,011	2,993,182
—	88,267,701	—	39,623,992	—	96,269	—
12,945	2,745,275	484,172	2,140,398	49,579	46,838	160,662
5,202	640,630	107,644	869,835	11,439	10,285	176,509
13,749	13,749	13,749	13,749	13,749	13,749	13,749
18,182	4,489	11,246	10,979	11,112	11,887	13,295
4,725	92,734	36,055	33,107	5,175	4,610	12,663
10,499	1,299,901	281,825	920,278	20,778	19,771	201,302
6,076	47,442	3,054	164,099	2,381	972	7,986
1,406,790	113,646,206	10,281,356	54,006,430	411,187	233,392	3,687,811
$39,470,591	$4,676,782,898	$923,422,138	$4,343,198,460	$97,557,953	$75,948,849	$899,644,705

49,688	1,027,038	385,619	2,987,776	77,236	22,694	989,085
35,245,799	3,646,720,668	634,705,509	2,911,212,843	75,593,261	66,660,494	1,016,649,899
4,175,104	1,029,035,192	288,331,010	1,428,997,841	21,887,456	9,265,661	(117,994,279)
$39,470,591	$4,676,782,898	$923,422,138	$4,343,198,460	$97,557,953	$75,948,849	$899,644,705
$1,069,287	$—	$—	$4,031,710	$—	$—	$—
$50,594	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Impact Bond Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$164,572,961	$—	$135,643,745	$1,749,119,894	$15,887,655	$16,417,658
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	16,008,149	—	13,965,190	98,845,159	2,025,312	1,674,262
Net asset value price per share*	$10.28	$—	$9.71	$17.70	$7.84	$9.81
Maximum sales charge - Class A shares	3.25%	—	3.25%	5.00%	3.25%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.63	$—	$10.04	$18.63	$8.10	$10.14

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,672,407	$—	$25,818,034	$686,158,724	$965,797	$1,594,865
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	709,913	—	2,749,116	39,105,813	123,463	162,804
Net asset value and offering price per share**	$9.40	$—	$9.39	$17.55	$7.82	$9.80

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$74,256,499	$199,239	$149,693,868	$1,051,383,890	$29,898,522	$198,342,441
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	7,228,168	21,612	15,185,196	59,514,953	3,697,908	20,196,107
Net asset value, offering price and redemption price per share	$10.27	$9.22	$9.86	$17.67	$8.09	$9.82

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$96,602,424	$12,425,049	$4,202,462	$563,561	$72,596,526	$228,640,110
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	9,404,387	1,356,899	423,433	31,910	8,982,894	23,282,497
Net asset value, offering price and redemption price per share	$10.27	$9.16	$9.92	$17.66	$8.08	$9.82

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$49,152	$—	$2,362
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	2,784	—	240
Net asset value, offering price and redemption price per share	$—	$—	$—	$17.66	$—	$9.82
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$9,435,357	$140,064,306	$15,573,638	$566,907,763	$4,953,084	$24,868,893	$144,109,514
1,188,674	3,122,328	656,075	42,574,799	398,552	745,276	15,843,080
$7.94	$44.86	$23.74	$13.32	$12.43	$33.37	$9.10
5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.00%
$8.36	$47.22	$24.99	$14.02	$13.08	$35.13	$9.29

$1,924,828	$81,340,351	$4,114,585	$41,418,444	$210,493	$435,630	$4,299,016
242,568	1,967,298	180,299	3,898,513	19,081	13,679	472,200
$7.94	$41.35	$22.82	$10.62	$11.03	$31.85	$9.10

$—	$—	$—	$—	$—	$—	$46,181,749
—	—	—	—	—	—	5,075,010
$—	$—	$—	$—	$—	$—	$9.10

$20,404,104	$3,185,820,456	$414,199,694	$1,152,102,002	$55,001,775	$40,857,867	$282,707,708
2,566,096	69,855,847	17,346,252	76,945,544	4,341,850	1,219,103	31,063,932
$7.95	$45.61	$23.88	$14.97	$12.67	$33.51	$9.10

$—	$47,368,863	$—	$368,484,283	$—	$—	$67,226,794
—	1,064,010	—	27,647,963	—	—	7,389,192
$—	$44.52	$—	$13.33	$—	$—	$9.10

$7,706,302	$528,937,497	$489,534,221	$1,746,761,285	$37,392,601	$9,786,459	$355,119,924
971,511	11,557,173	20,379,243	116,529,194	2,964,117	291,379	39,065,111
$7.93	$45.77	$24.02	$14.99	$12.62	$33.59	$9.09

$—	$693,251,425	$—	$467,524,683	$—	$—	$—
—	15,137,136	—	31,181,795	—	—	—
$—	$45.80	$—	$14.99	$—	$—	$—

Statements of Operations For the Six Months Ended March 31, 2022 (Unaudited)
	Touchstone Active Bond Fund	Touchstone Anti- Benchmark® International Core Equity Fund	Touchstone Credit Opportunities Fund	Touchstone Dividend Equity Fund
Investment Income
Dividends*	$16,499	$177,615	$1,176	$47,086,010
Interest**	4,774,965	—	7,755,083	—
Income from securities loaned	1,726	1,296	36,818	—
Total Investment Income	4,793,190	178,911	7,793,077	47,086,010
Expenses
Investment advisory fees	679,546	57,005	900,200	9,367,445
Administration fees	237,621	16,164	193,452	2,347,262
Compliance fees and expenses	1,538	1,538	1,538	1,538
Custody fees	26,919	15,812	34,653	22,399
Professional fees	19,845	26,030	37,284	48,681
Transfer Agent fees, Class A	76,832	—	56,540	720,878
Transfer Agent fees, Class C	3,982	—	10,691	351,761
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	42,071	151	55,501	476,132
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	4,585	26	224	447
Transfer Agent fees, Class R6	—	—	—	10
Pricing expense	5,136	8,643	6,074	—
Registration Fees, Class A	11,012	—	7,333	14,419
Registration Fees, Class C	6,840	—	5,538	8,583
Registration Fees, Class S	—	—	—	—
Registration Fees, Class Y	7,931	2,194	14,604	8,828
Registration Fees, Class Z	—	—	—	—
Registration Fees, Institutional Class	6,471	2,829	4,136	856
Registration Fees, Class R6	—	—	—	742
Dividend expense on securities sold short	—	—	17,108	—
Interest expense on securities sold short	—	—	52,272	—
Reports to Shareholders, Class A	3,876	—	2,782	36,763
Reports to Shareholders, Class C	1,196	—	1,213	32,889
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	2,363	967	3,037	33,269
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	1,321	948	990	967
Reports to Shareholders, Class R6	—	—	—	965
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	222,406	—	174,061	2,216,163
Distribution and shareholder servicing expenses, Class C	40,296	—	141,271	3,766,732
Distribution expenses, Class S	—	—	—	—
Trustee fees	13,848	13,848	13,848	13,848
Other expenses	39,932	7,563	32,880	96,715
Total Expenses	1,455,567	153,718	1,767,230	19,568,292
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(94,323)	(78,863)	(230,474)	(255,381)
Fees eligible for recoupment by the Advisor(A)	—	—	—	—
Net Expenses	1,361,244	74,855	1,536,756	19,312,911
Net Investment Income (Loss)	3,431,946	104,056	6,256,321	27,773,099
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(1,130,617)	(443,347)	(595,886)	63,485,923
Net realized gains on securities sold short	—	—	130,283	—
Net realized gains on written options	—	—	226,604	—
Net realized gains on futures contracts	317,891	—	—	—
Net realized losses on swap agreements	—	—	(32,803)	—
Net realized gains on forward foreign currency contracts	—	—	397,518	—
Net realized gains (losses) on foreign currency transactions	—	25,744	(63,009)	—
Net change in unrealized appreciation (depreciation) on investments	(25,560,260)	(2,588,452)	(14,093,195)	182,103,847
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	89,247	—
Net change in unrealized appreciation (depreciation) on written options	—	—	7,494	—
Net change in unrealized appreciation (depreciation) on futures contracts	(145,159)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	40,782	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	—	(128,084)	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(1,477)	23,230	—
Net Realized and Unrealized Gains (Losses) on Investments	(26,518,145)	(3,007,532)	(13,997,819)	245,589,770
Change in Net Assets Resulting from Operations	$(23,086,199)	$(2,903,476)	$(7,741,498)	$273,362,869
*Net of foreign tax withholding of:	$—	$21,228	$—	$—
**Net of foreign tax withholding of:	$17,854	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	For the six months ended March 31, 2022, Mid Cap Fund, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind of securities in the amount of $254,069,738, $256,031,696, and $2,965,387, respectively. Net realized gains (losses) on investments includes the realized gain on the transactions of $105,596,007, $147,895,732 and $1,074,598, respectively, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone High Yield Fund	Touchstone Impact Bond Fund	Touchstone International ESG Equity Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund

$433	$1,952	$452,473	$24,229,472	$8,617,143	$3,100,123	$558,667	$671,165	$420
3,171,552	5,064,472	—	849	—	2,174	—	—	5,786,379
2,651	936	6,031	—	996	1,698	—	444	—
3,174,636	5,067,360	458,504	24,230,321	8,618,139	3,103,995	558,667	671,609	5,786,799

336,959	579,613	118,779	15,589,807	3,450,893	16,029,088	411,625	334,641	1,275,540
80,284	289,057	23,569	3,076,916	592,661	3,478,773	62,364	50,686	656,564
1,538	1,538	1,538	1,538	1,538	1,538	1,538	1,538	1,538
20,475	6,832	5,885	28,017	7,349	37,108	5,460	7,950	38,608
15,400	20,004	18,757	58,978	20,324	68,374	12,370	12,939	24,918
9,602	9,289	5,090	89,612	9,349	229,008	3,543	12,009	47,336
494	725	1,000	37,666	1,588	24,532	231	371	957
—	—	—	—	—	—	—	—	12,887
18,146	67,059	10,221	1,774,967	456,810	629,574	25,106	16,508	106,972
—	—	—	40,314	—	369,970	—	—	34,705
1,730	56,612	7	149,810	72,039	448,324	4,057	652	95,214
—	71	—	39	—	56	—	—	—
3,213	2,656	2,501	—	—	—	—	—	4,048
4,947	8,161	7,023	10,929	9,707	12,321	5,829	8,404	8,870
3,452	5,807	5,126	8,654	4,980	8,391	3,886	3,303	4,444
—	—	—	—	—	—	—	—	6,580
7,256	12,791	9,024	75,322	14,341	44,462	9,418	9,157	14,990
—	—	—	9,021	—	14,483	—	—	7,784
8,736	9,754	1,474	16,743	15,846	44,457	6,438	3,649	17,076
—	836	—	1,150	—	4,313	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
1,446	1,343	1,441	3,773	1,729	7,138	1,187	1,779	2,309
1,006	1,020	1,075	3,948	1,096	1,902	992	999	1,032
—	—	—	—	—	—	—	—	2,799
1,365	3,660	1,457	122,268	33,395	34,394	3,172	1,860	4,943
—	—	—	2,988	—	9,557	—	—	2,274
1,025	1,700	948	10,308	16,085	17,384	1,053	1,090	1,602
—	2,804	—	1,236	—	1,490	—	—	—
—	—	—	66,295	—	574,931	—	—	87,623
18,541	22,187	12,662	178,661	18,808	897,190	6,604	31,928	178,175
5,376	8,139	11,905	440,181	20,784	289,584	1,026	2,572	15,291
—	—	—	—	—	—	—	—	122,370
13,848	13,848	13,848	13,848	13,848	13,848	13,848	13,848	13,848
16,972	14,223	9,601	667,244	21,313	662,303	11,930	13,641	32,680
571,811	1,139,729	262,931	22,480,233	4,784,483	23,954,493	591,677	529,524	2,823,977
(78,471)	(92,441)	(72,456)	(6,412)	(594,189)	(53,574)	(117,660)	(57,263)	(286,202)
—	13,300	—	204,851	—	20,196	—	—	—
493,340	1,060,588	190,475	22,678,672	4,190,294	23,921,115	474,017	472,261	2,537,775
2,681,296	4,006,772	268,029	1,551,649	4,427,845	(20,817,120)	84,650	199,348	3,249,024

331,470	(462,363)	461,086	222,998,684	39,548,016	138,192,303	2,239,369	2,887,896	(410,701)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	1,324	—	—	—	—	—	—
(7,619,262)	(32,455,728)	(3,663,658)	(241,597,548)	23,403,270	(1,813,833,068)	(1,630,438)	(624,480)	(8,954,782)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	(2,509)	—	—	—	—	—	—
(7,287,792)	(32,918,091)	(3,203,757)	(18,598,864)	62,951,286	(1,675,640,765)	608,931	2,263,416	(9,365,483)
$(4,606,496)	$(28,911,319)	$(2,935,728)	$(17,047,215)	$67,379,131	$(1,696,457,885)	$693,581	$2,462,764	$(6,116,459)
$—	$—	$76,474	$—	$—	$—	$—	$—	$—
$2,997	$—	$—	$—	$—	$—	$—	$—	$1,320

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Anti- Benchmark® International Core Equity Fund		Touchstone Credit Opportunities Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Operations
Net investment income	$3,431,946	$7,992,609	$104,056	$577,520	$6,256,321	$6,422,974
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(812,726)	11,402,813	(417,603)	3,576,770	62,707	14,169,305
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(25,705,419)	(14,784,211)	(2,589,929)	(285,194)	(14,060,526)	(426,231)
Change in Net Assets from Operations	(23,086,199)	4,611,211	(2,903,476)	3,869,096	(7,741,498)	20,166,048

Distributions to Shareholders:
Distributed earnings, Class A	(2,411,756)	(2,854,355)	—	—	(6,932,557)	(2,010,075)
Distributed earnings, Class B	—	—	—	—	—	—
Distributed earnings, Class C	(90,632)	(91,900)	—	—	(1,380,521)	(375,656)
Distributed earnings, Class Y	(1,243,153)	(2,291,191)	(27,448)	(4,532)	(6,339,648)	(3,026,554)
Distributed earnings, Institutional Class	(1,521,616)	(3,052,478)	(3,622,949)	(714,426)	(224,360)	(1,962,020)
Distributed earnings, Class R6	—	—	—	—	—	—
Total Distributions	(5,267,157)	(8,289,924)	(3,650,397)	(718,958)	(14,877,086)	(7,374,305)
Change in Net Assets from Share Transactions(B)	(18,074,332)	33,611,918	(20,319,659)	(771,211)	60,709,986	177,091,677

Total Increase (Decrease) in Net Assets	(46,427,688)	29,933,205	(26,873,532)	2,378,927	38,091,402	189,883,420

Net Assets
Beginning of period	388,531,979	358,598,774	39,497,820	37,118,893	277,266,707	87,383,287
End of period	$342,104,291	$388,531,979	$12,624,288	$39,497,820	$315,358,109	$277,266,707
(A)	The Fund changed its fiscal year end from October 31 to September 30.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 60-66.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Dividend Equity Fund			Touchstone High Yield Fund		Touchstone Impact Bond Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Eleven Months Ended September 30, 2021(A)	For the Year Ended October 31, 2020	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$27,773,099	$74,658,477	$231,627,728	$2,681,296	$8,786,402	$4,006,772	$7,077,303
63,485,923	693,404,709	(637,360,833)	331,470	7,075,942	(462,363)	1,304,822
182,103,847	199,414,510	(532,491,386)	(7,619,262)	4,489,032	(32,455,728)	(9,914,205)
273,362,869	967,477,696	(938,224,491)	(4,606,496)	20,351,376	(28,911,319)	(1,532,080)

(46,528,633)	(37,578,649)	(151,258,569)	(321,369)	(682,278)	(186,702)	(294,184)
—	(2,109,055)	(17,797,190)	—	—	—	—
(17,153,613)	(14,593,990)	(138,592,258)	(19,957)	(36,797)	(11,076)	(14,442)
(30,767,337)	(34,302,130)	(242,410,378)	(718,658)	(1,574,315)	(2,354,678)	(3,080,885)
(16,283)	(1,422)	—	(1,698,823)	(6,593,545)	(2,785,475)	(4,314,437)
(341)	(11)	—	—	—	(27)	—
(94,466,207)	(88,585,257)	(550,058,395)	(2,758,807)	(8,886,935)	(5,337,958)	(7,703,948)
(397,918,532)	(1,822,939,395)	(3,062,747,155)	(12,706,059)	(57,540,644)	43,420,742	53,261,500

(219,021,870)	(944,046,956)	(4,551,030,041)	(20,071,362)	(46,076,203)	9,171,465	44,025,472

3,706,297,091	4,650,344,047	9,201,374,088	139,419,862	185,496,065	435,825,971	391,800,499
$3,487,275,221	$3,706,297,091	$4,650,344,047	$119,348,500	$139,419,862	$444,997,436	$435,825,971

Statements of Changes in Net Assets (Continued)
	Touchstone International ESG Equity Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Operations
Net investment income (loss)	$268,029	$362,539	$1,551,649	$5,125,933	$4,427,845	$3,143,017
Net realized gains (losses) on investments and foreign currency transactions	462,410	3,095,868	222,998,684	249,118,292	39,548,016	91,266,526
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(3,666,167)	2,792,476	(241,597,548)	621,005,091	23,403,270	179,982,199
Change in Net Assets from Operations	(2,935,728)	6,250,883	(17,047,215)	875,249,316	67,379,131	274,391,742

Distributions to Shareholders:
Distributed earnings, Class A	(698,434)	(48,775)	(4,115,987)	(2,210,139)	(984,846)	(17,884)
Distributed earnings, Class C	(136,481)	—	(2,578,283)	(1,691,858)	(262,128)	—
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(1,412,734)	(80,193)	(94,122,985)	(57,465,241)	(27,840,715)	(1,153,819)
Distributed earnings, Class Z	—	—	(1,548,497)	(1,244,341)	—	—
Distributed earnings, Institutional Class	(252)	(19)	(17,280,597)	(25,311,010)	(32,054,914)	(1,848,019)
Distributed earnings, Class R6	—	—	(18,048,845)	—	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Total Distributions	(2,247,901)	(128,987)	(137,695,194)	(87,922,589)	(61,142,603)	(3,019,722)
Change in Net Assets from Share Transactions(A)	11,270,708	(76,211)	1,577,943	196,604,803	41,990,620	(79,179,049)

Total Increase (Decrease) in Net Assets	6,087,079	6,045,685	(153,164,466)	983,931,530	48,227,148	192,192,971

Net Assets
Beginning of period	33,383,512	27,337,827	4,829,947,364	3,846,015,834	875,194,990	683,002,019
End of period	$39,470,591	$33,383,512	$4,676,782,898	$4,829,947,364	$923,422,138	$875,194,990
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 60-66.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund		Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund
For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

$(20,817,120)	$(38,393,633)	$84,650	$613,344	$199,348	$115,710	$3,249,024	$6,477,833
138,192,303	1,041,558,717	2,239,369	17,883,246	2,887,896	5,693,285	(410,701)	175,982
(1,813,833,068)	141,728,022	(1,630,438)	9,656,923	(624,480)	24,049,244	(8,954,782)	2,532,844
(1,696,457,885)	1,144,893,106	693,581	28,153,513	2,462,764	29,858,239	(6,116,459)	9,186,659

(87,728,653)	(17,693,260)	(678,527)	(76,369)	(93,993)	(32,691)	(698,859)	(1,191,026)
(8,735,299)	(4,115,544)	(28,748)	(5,189)	(845)	(461)	(9,981)	(19,141)
—	—	—	—	—	—	(178,210)	(371,847)
(165,283,847)	(152,873,291)	(6,589,242)	(1,040,101)	(188,453)	(63,554)	(1,852,030)	(3,531,075)
(59,112,671)	(52,230,135)	—	—	—	—	(342,373)	(732,118)
(241,831,240)	(8,474)	(4,725,275)	(1,003,459)	(44,000)	(17,628)	(2,888,572)	(5,902,220)
(49,261,002)	(102,763)	—	—	—	—	—	—
—	—	—	—	—	(30,163)	—	—
—	—	—	—	—	(425)	—	—
—	—	—	—	—	(58,641)	—	—
—	—	—	—	—	(16,265)	—	—
(611,952,712)	(227,023,467)	(12,021,792)	(2,125,118)	(327,291)	(219,828)	(5,970,025)	(11,747,427)
299,411,492	3,177,487,521	13,925,537	(4,449,869)	(2,336,642)	(6,753,764)	(161,271,708)	88,853,009

(2,008,999,105)	4,095,357,160	2,597,326	21,578,526	(201,169)	22,884,647	(173,358,192)	86,292,241

6,352,197,565	2,256,840,405	94,960,627	73,382,101	76,150,018	53,265,371	1,073,002,897	986,710,656
$4,343,198,460	$6,352,197,565	$97,557,953	$94,960,627	$75,948,849	$76,150,018	$899,644,705	$1,073,002,897

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Anti- Benchmark® International Core Equity Fund
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(C)
Proceeds from Shares issued	587,520	$6,339,317	1,581,041	$17,746,223	—	$—	—	$—
Proceeds from Shares issued in connection with reorganization	—	—	9,794,843	110,186,140	—	—	—	—
Reinvestment of distributions	200,816	2,175,495	224,230	2,513,018	—	—	—	—
Cost of Shares redeemed	(1,580,801)	(17,070,019)	(6,207,410)	(69,966,791)	—	—	—	—
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class A Share Transactions	(792,465)	(8,555,207)	5,392,704	60,478,590	—	—	—	—
Class B(C)
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Share conversion in connection with reorganization	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class B Share Transactions	—	—	—	—	—	—	—	—
Class C
Proceeds from Shares issued	38,424	374,371	79,533	820,532	—	—	—	—
Proceeds from Shares issued in connection with reorganization	—	—	628,710	6,476,580	—	—	—	—
Reinvestment of distributions	8,986	89,325	8,702	89,500	—	—	—	—
Cost of Shares redeemed	(244,118)	(2,411,695)	(355,656)	(3,662,936)	—	—	—	—
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class C Share Transactions	(196,708)	(1,947,999)	361,289	3,723,676	—	—	—	—
Class Y(D)
Proceeds from Shares issued	517,851	5,643,087	2,054,376	23,130,318	154	1,521	360	4,282
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Reinvestment of distributions	97,497	1,055,232	172,216	1,928,699	2,678	27,448	382	4,531
Cost of Shares redeemed	(1,746,444)	(19,124,647)	(1,909,973)	(21,405,317)	(4,336)	(45,901)	—	—
Change from Class Y Share Transactions	(1,131,096)	(12,426,328)	316,619	3,653,700	(1,504)	(16,932)	742	8,813
Institutional Class
Proceeds from Shares issued	1,346,840	14,760,658	1,734,665	19,494,859	86,839	901,175	26,082	312,372
Reinvestment of distributions	122,535	1,324,853	242,823	2,719,478	351,924	3,622,949	60,238	714,426
Cost of Shares redeemed	(1,029,769)	(11,230,309)	(5,014,127)	(56,458,385)	(2,405,257)	(24,826,851)	(152,975)	(1,806,822)
Change from Institutional Class Share Transactions	439,606	4,855,202	(3,036,639)	(34,244,048)	(1,966,494)	(20,302,727)	(66,655)	(780,024)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(1,680,663)	$(18,074,332)	3,033,973	$33,611,918	(1,967,998)	$(20,319,659)	(65,913)	$(771,211)
(A)	Represents the period from commencement of operations (July 19, 2021 and August 2, 2021) through September 30, 2021 for Institutional Class shares and Class R6 shares, respectively.
(B)	The Fund changed its fiscal year end from October 31 to September 30.
(C)	Effective July 16, 2021, Class B shares of the AIG Focused Dividend Strategy Fund were reorganized into Class A shares of the Touchstone Dividend Equity Fund.
(D)	Effective July 16, 2021, Class W shares of the AIG Senior Floating Rate Fund and the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Touchstone Credit Opportunities Fund and the Touchstone Dividend Equity Fund, respectively.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Credit Opportunities Fund				Touchstone Dividend Equity Fund
For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)		For the Eleven Months Ended September 30, 2021(A) (B)		For the Year Ended October 31, 2020
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,573,229	$15,994,731	953,296	$9,677,433	6,680,598	$118,007,333	18,284,009	$305,544,840	32,491,602	$486,460,585
—	—	13,726,507	141,260,445	—	—	11,403,748	196,261,607	—	—
592,534	5,935,819	169,953	1,734,106	2,113,280	37,590,052	1,811,037	30,101,529	8,170,831	127,355,567
(1,722,658)	(17,426,218)	(1,919,910)	(19,609,644)	(12,920,609)	(228,271,267)	(46,557,495)	(778,744,677)	(62,833,118)	(942,900,578)
—	—	—	—	—	—	—	—	1,460,932	21,639,786
443,105	4,504,332	12,929,846	133,062,340	(4,126,731)	(72,673,882)	(15,058,701)	(246,836,701)	(20,709,753)	(307,444,640)

—	—	—	—	—	—	136,950	2,217,290	635,537	9,704,526
—	—	—	—	—	—	111,727	1,822,664	980,773	15,306,408
—	—	—	—	—	—	(9,181,258)	(156,710,795)	—	—
—	—	—	—	—	—	(3,577,145)	(58,419,158)	(6,740,251)	(99,688,786)
—	—	—	—	—	—	—	—	(211,231)	(3,035,073)
—	—	—	—	—	—	(12,509,726)	(211,089,999)	(5,335,172)	(77,712,925)

195,093	1,924,076	198,200	1,956,744	292,839	5,130,825	1,335,140	21,782,502	4,570,086	69,249,503
—	—	3,149,581	31,321,283	—	—	264,762	4,518,475	—	—
135,563	1,313,980	36,177	356,730	923,756	16,228,345	827,808	13,554,365	7,429,473	116,019,169
(701,930)	(6,923,141)	(508,343)	(5,019,285)	(10,289,561)	(180,023,372)	(34,119,489)	(562,501,490)	(73,315,974)	(1,083,852,691)
—	—	—	—	—	—	—	—	(1,263,663)	(18,604,713)
(371,274)	(3,685,085)	2,875,615	28,615,472	(9,072,966)	(158,664,202)	(31,691,779)	(522,646,148)	(62,580,078)	(917,188,732)

8,154,829	83,704,115	5,664,582	58,278,512	2,666,211	46,814,966	10,482,598	173,072,737	27,504,922	416,610,757
—	—	1,935,037	20,196,958	—	—	2,988,813	51,352,080	—	—
622,924	6,316,472	294,373	3,005,542	1,360,127	24,166,884	1,599,069	26,426,043	12,165,668	190,671,524
(3,172,541)	(32,023,036)	(2,133,266)	(21,900,451)	(13,469,890)	(237,845,416)	(66,132,757)	(1,093,538,113)	(158,495,499)	(2,367,683,139)
5,605,212	57,997,551	5,760,726	59,580,561	(9,443,552)	(166,863,566)	(51,062,277)	(842,687,253)	(118,824,909)	(1,760,400,858)

226,410	2,396,164	154,880	1,589,436	24,867	442,380	43,758	746,709	—	—
21,919	224,330	165,580	1,665,750	916	16,284	84	1,422	—	—
(70,972)	(727,306)	(4,536,711)	(47,421,882)	(12,469)	(220,669)	(25,246)	(429,936)	—	—
177,357	1,893,188	(4,216,251)	(44,166,696)	13,314	237,995	18,596	318,195	—	—

—	—	—	—	2,621	44,804	144	2,500	—	—
—	—	—	—	19	341	1	11	—	—
—	—	—	—	(1)	(22)	—	—	—	—
—	—	—	—	2,639	45,123	145	2,511	—	—
5,854,400	$60,709,986	17,349,936	$177,091,677	(22,627,296)	$(397,918,532)	(110,303,742)	$(1,822,939,395)	(207,449,912)	$(3,062,747,155)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone High Yield Fund				Touchstone Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)(A)		For the Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	970,596	$7,868,605	1,566,811	$12,966,425	156,821	$1,628,904	901,622	$9,649,457
Reinvestment of distributions	34,815	281,141	73,113	599,939	10,025	103,558	22,409	239,040
Cost of Shares redeemed	(790,441)	(6,491,724)	(1,684,115)	(13,909,317)	(194,494)	(1,977,181)	(750,021)	(8,017,527)
Change from Class A Share Transactions	214,970	1,658,022	(44,191)	(342,953)	(27,648)	(244,719)	174,010	1,870,970
Class C
Proceeds from Shares issued	78,790	653,732	6,419	52,516	14,822	150,736	47,117	503,565
Reinvestment of distributions	1,508	12,152	4,205	34,328	906	9,370	1,104	11,798
Cost of Shares redeemed	(57,381)	(465,669)	(69,525)	(567,351)	(7,672)	(78,540)	(54,392)	(576,886)
Change from Class C Share Transactions	22,917	200,215	(58,901)	(480,507)	8,056	81,566	(6,171)	(61,523)
Class Y
Proceeds from Shares issued	194,731	1,626,244	927,706	7,935,403	3,740,527	38,448,068	10,483,459	112,124,601
Reinvestment of distributions	85,804	713,695	184,449	1,558,178	213,256	2,201,419	265,494	2,835,648
Cost of Shares redeemed	(830,980)	(6,949,692)	(1,027,444)	(8,666,870)	(2,574,562)	(26,558,258)	(5,408,326)	(57,650,536)
Change from Class Y Share Transactions	(550,445)	(4,609,753)	84,711	826,711	1,379,221	14,091,229	5,340,627	57,309,713
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	894,122	7,484,541	9,988,999	84,709,298	4,563,255	47,347,249	4,823,496	51,565,488
Reinvestment of distributions	202,627	1,684,193	773,258	6,527,173	233,293	2,405,554	347,131	3,707,296
Cost of Shares redeemed	(2,264,585)	(19,123,277)	(17,418,797)	(148,780,366)	(1,997,243)	(20,262,664)	(5,736,474)	(61,130,444)
Change from Institutional Class Share Transactions	(1,167,836)	(9,954,543)	(6,656,540)	(57,543,895)	2,799,305	29,490,139	(565,847)	(5,857,660)
Class R6
Proceeds from Shares issued	—	—	—	—	237	2,500	—	—
Reinvestment of distributions	—	—	—	—	3	27	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	240	2,527	—	—
Change from Share Transactions	(1,480,394)	$(12,706,059)	(6,674,921)	$(57,540,644)	4,159,174	$43,420,742	4,942,619	$53,261,500
(A)	Represents the period from commencement of operations (November 22, 2021) through March 31, 2022 for Class R6 shares.
(B)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International ESG Equity Fund				Touchstone Mid Cap Fund
For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021(B)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

69,159	$605,389	392,101	$3,253,480	479,344	$22,499,021	1,056,622	$48,021,108
73,968	649,137	5,449	46,211	71,397	3,424,450	43,425	1,864,324
(77,385)	(681,372)	(849,981)	(7,474,932)	(387,120)	(18,239,256)	(804,599)	(36,519,129)
65,742	573,154	(452,431)	(4,175,241)	163,621	7,684,215	295,448	13,366,303

6,805	58,524	3,336	29,600	118,501	5,138,590	527,048	22,032,167
15,724	136,481	—	—	54,254	2,397,489	39,173	1,562,270
(82,671)	(724,439)	(250,238)	(2,163,270)	(307,275)	(13,391,247)	(634,832)	(26,906,601)
(60,142)	(529,434)	(246,902)	(2,133,670)	(134,520)	(5,855,168)	(68,611)	(3,312,164)

453,322	3,935,098	1,040,078	9,287,340	11,529,600	546,562,356	29,528,367	1,339,183,765
157,788	1,385,068	9,218	77,978	1,751,887	85,423,942	1,191,861	51,892,782
(291,874)	(2,530,573)	(356,297)	(3,132,637)	(12,482,786)	(595,200,722)	(23,432,626)	(1,086,466,153)
319,236	2,789,593	692,999	6,232,681	798,701	36,785,576	7,287,602	304,610,394

—	—	—	—	55,783	2,622,794	294,301	13,056,057
—	—	—	—	32,502	1,546,815	29,122	1,240,929
—	—	—	—	(202,987)	(9,429,611)	(1,136,353)	(49,001,380)
—	—	—	—	(114,702)	(5,260,002)	(812,930)	(34,704,394)

1,046,782	9,048,318	—	—	7,213,235	345,938,403	11,851,354	551,714,234
29	252	2	19	284,656	13,929,717	305,343	13,325,183
(75,686)	(611,175)	—	—	(10,238,925)	(493,180,547)	(26,681,385)	(1,270,666,182)
971,125	8,437,395	2	19	(2,741,034)	(133,312,427)	(14,524,688)	(705,626,765)

—	—	—	—	3,098,600	144,448,729	13,812,160	664,476,348
—	—	—	—	44,138	2,160,530	—	—
—	—	—	—	(939,911)	(45,073,510)	(877,851)	(42,204,919)
—	—	—	—	2,202,827	101,535,749	12,934,309	622,271,429
1,295,961	$11,270,708	(6,332)	$(76,211)	174,893	$1,577,943	5,111,130	$196,604,803

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Mid Cap Value Fund				Touchstone Sands Capital Select Growth Fund
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	80,362	$1,926,147	179,118	$3,742,466	2,363,611	$41,808,640	4,489,061	$85,327,200
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	31,777,096	621,944,594
Reinvestment of distributions	36,298	852,756	777	15,458	4,519,112	78,722,927	726,547	12,765,441
Cost of Shares redeemed	(36,639)	(878,276)	(194,259)	(4,301,475)	(5,130,633)	(81,730,939)	(5,675,525)	(109,088,540)
Change from Class A Share Transactions	80,021	1,900,627	(14,364)	(543,551)	1,752,090	38,800,628	31,317,179	610,948,695
Class C
Proceeds from Shares issued	9,520	216,407	44,231	975,312	186,467	2,423,256	557,848	8,806,047
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	3,024,107	48,772,136
Reinvestment of distributions	11,605	260,768	—	—	616,498	8,587,815	280,249	4,077,626
Cost of Shares redeemed	(24,207)	(561,756)	(64,635)	(1,390,188)	(1,332,946)	(18,010,874)	(1,909,718)	(30,198,698)
Change from Class C Share Transactions	(3,082)	(84,581)	(20,404)	(414,876)	(529,981)	(6,999,803)	1,952,486	31,457,111
Class Y(A)
Proceeds from Shares issued	1,430,834	34,444,977	4,976,510	107,646,472	12,456,257	220,759,421	26,427,558	552,879,177
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	2,050,915	44,517,985
Reinvestment of distributions	1,164,504	27,542,464	53,819	1,141,546	7,425,758	145,396,335	6,900,842	134,290,391
Cost of Shares redeemed	(2,130,687)	(51,267,228)	(6,000,984)	(128,777,432)	(20,990,735)	(370,544,328)	(40,208,134)	(869,420,564)
Change from Class Y Share Transactions	464,651	10,720,213	(970,655)	(19,989,414)	(1,108,720)	(4,388,572)	(4,828,819)	(137,733,011)
Class Z
Proceeds from Shares issued	—	—	—	—	918,656	15,955,242	2,349,120	44,465,418
Reinvestment of distributions	—	—	—	—	3,380,155	58,949,906	2,953,208	51,976,461
Cost of Shares redeemed	—	—	—	—	(4,287,357)	(66,741,106)	(6,168,500)	(116,963,273)
Change from Class Z Share Transactions	—	—	—	—	11,454	8,164,042	(866,172)	(20,521,394)
Institutional Class
Proceeds from Shares issued	2,909,031	69,971,318	7,159,517	157,885,918	26,561,966	451,599,143	34,707,619	738,829,312
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	128,604,796	2,547,803,595
Reinvestment of distributions	1,076,758	25,635,165	73,904	1,599,620	11,423,614	223,902,843	435	8,474
Cost of Shares redeemed	(2,727,339)	(66,152,122)	(10,054,747)	(217,716,746)	(34,296,974)	(574,536,722)	(50,472,388)	(1,076,340,071)
Change from Institutional Class Share Transactions	1,258,450	29,454,361	(2,821,326)	(58,231,208)	3,688,606	100,965,264	112,840,462	2,210,301,310
Class R6
Proceeds from Shares issued	—	—	—	—	8,774,143	146,384,000	23,160,816	511,629,011
Reinvestment of distributions	—	—	—	—	2,425,351	47,536,886	5,281	102,763
Cost of Shares redeemed	—	—	—	—	(1,826,172)	(31,050,953)	(1,357,750)	(28,696,964)
Change from Class R6 Share Transactions	—	—	—	—	9,373,322	162,869,933	21,808,347	483,034,810
Change from Share Transactions	1,800,040	$41,990,620	(3,826,749)	$(79,179,049)	13,186,771	$299,411,492	162,223,483	$3,177,487,521
(A)	Effective July 16, 2021, Class W shares of the AIG Focused Growth Fund were reorganized into Class Y shares of the Touchstone Sands Capital Select Growth Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Cap Fund				Touchstone Small Cap Value Fund
For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021		For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

20,455	$289,573	43,246	$590,663	15,201	$514,319	42,845	$1,116,437
—	—	—	—	—	—	—	—
47,532	622,960	5,640	70,614	2,627	91,456	2,306	60,923
(44,216)	(594,260)	(93,218)	(1,222,383)	(30,286)	(1,026,527)	(89,797)	(2,685,709)
23,771	318,273	(44,332)	(561,106)	(12,458)	(420,752)	(44,646)	(1,508,349)

8,040	92,963	38,275	492,935	602	19,492	4,097	116,576
—	—	—	—	—	—	—	—
2,469	28,747	381	4,341	25	845	32	817
(6,929)	(79,087)	(54,615)	(663,938)	(5,026)	(160,789)	(8,879)	(252,956)
3,580	42,623	(15,959)	(166,662)	(4,399)	(140,452)	(4,750)	(135,563)

658,712	8,894,084	746,342	10,272,999	47,823	1,624,375	129,975	3,908,356
—	—	—	—	—	—	—	—
488,404	6,524,238	79,888	1,025,095	5,339	186,598	4,571	120,978
(295,346)	(3,961,737)	(717,298)	(9,747,622)	(115,563)	(3,911,132)	(228,926)	(6,501,791)
851,770	11,456,585	108,932	1,550,472	(62,401)	(2,100,159)	(94,380)	(2,472,457)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

222,848	2,982,283	1,174,009	15,984,215	33,591	1,125,129	42,781	1,285,210
—	—	—	—	—	—	—	—
355,282	4,724,892	78,422	1,002,693	526	18,406	495	13,106
(401,711)	(5,599,119)	(1,630,878)	(22,259,481)	(23,602)	(818,814)	(140,813)	(3,935,711)
176,419	2,108,056	(378,447)	(5,272,573)	10,515	324,721	(97,537)	(2,637,395)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
1,055,540	$13,925,537	(329,806)	$(4,449,869)	(68,743)	$(2,336,642)	(241,313)	$(6,753,764)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Ultra Short Duration Fixed Income Fund
	For the Six Months Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,226,150	$20,404,125	4,686,457	$43,241,421
Reinvestment of distributions	72,806	666,397	123,448	1,139,270
Cost of Shares redeemed	(2,116,694)	(19,404,923)	(2,612,393)	(24,114,385)
Change from Class A Share Transactions	182,262	1,665,599	2,197,512	20,266,306
Class C
Proceeds from Shares issued	130,396	1,194,563	133,907	1,237,687
Reinvestment of distributions	463	4,237	810	7,479
Cost of Shares redeemed	(119,750)	(1,098,466)	(244,873)	(2,263,008)
Change from Class C Share Transactions	11,109	100,334	(110,156)	(1,017,842)
Class S
Proceeds from Shares issued	4,443	40,759	1,605,257	14,831,783
Reinvestment of distributions	18,847	172,585	38,145	352,177
Cost of Shares redeemed	(643,934)	(5,907,764)	(2,605,972)	(24,063,147)
Change from Class S Share Transactions	(620,644)	(5,694,420)	(962,570)	(8,879,187)
Class Y
Proceeds from Shares issued	11,578,125	106,188,885	17,600,835	162,587,751
Reinvestment of distributions	159,196	1,457,891	291,545	2,691,868
Cost of Shares redeemed	(12,847,940)	(117,664,973)	(17,423,646)	(160,851,675)
Change from Class Y Share Transactions	(1,110,619)	(10,018,197)	468,734	4,427,944
Class Z
Proceeds from Shares issued	893,469	8,189,923	2,629,137	24,264,471
Reinvestment of distributions	37,164	340,350	78,837	727,666
Cost of Shares redeemed	(1,692,728)	(15,530,100)	(3,875,990)	(35,793,520)
Change from Class Z Share Transactions	(762,095)	(6,999,827)	(1,168,016)	(10,801,383)
Institutional Class
Proceeds from Shares issued	10,368,147	95,205,657	41,003,304	378,229,514
Reinvestment of distributions	293,432	2,685,745	597,097	5,507,609
Cost of Shares redeemed	(26,012,437)	(238,216,599)	(32,400,298)	(298,879,952)
Change from Institutional Class Share Transactions	(15,350,858)	(140,325,197)	9,200,103	84,857,171
Change from Share Transactions	(17,650,845)	$(161,271,708)	9,625,607	$88,853,009
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Active Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.12	$11.23	$10.68	$10.01	$10.47	$10.59
Income (loss) from investment operations:
Net investment income	0.09(A)	0.22(A)	0.28(A)	0.27	0.23	0.24
Net realized and unrealized gains (losses) on investments	(0.79)	(0.10)	0.55	0.68	(0.43)	(0.11)
Total from investment operations	(0.70)	0.12	0.83	0.95	(0.20)	0.13
Distributions from:
Net investment income	(0.11)	(0.23)	(0.28)	(0.28)	(0.26)	(0.25)
Realized capital gains	(0.03)	—	—	—	—(B)	—
Total distributions	(0.14)	(0.23)	(0.28)	(0.28)	(0.26)	(0.25)
Net asset value at end of period	$10.28	$11.12	$11.23	$10.68	$10.01	$10.47
Total return(C)	(6.30%)(D)	1.10%	7.91%	9.68%	(1.87%)	1.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$164,573	$186,813	$128,086	$127,502	$133,083	$22,117
Ratio to average net assets:
Net expenses	0.87%(E)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.91%(E)	0.93%	0.95%	1.00%	0.97%	1.18%
Net investment income	1.73%(E)	1.99%	2.54%	2.68%	2.34%	2.33%
Portfolio turnover rate	89%(D)	144%(F)	261%	235%	448%(G)	496%
Touchstone Active Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.18	$10.30	$9.82	$9.23	$9.68	$9.82
Income (loss) from investment operations:
Net investment income	0.05(A)	0.13(A)	0.18(A)	0.12	0.20	0.14
Net realized and unrealized gains (losses) on investments	(0.72)	(0.09)	0.51	0.68	(0.46)	(0.10)
Total from investment operations	(0.67)	0.04	0.69	0.80	(0.26)	0.04
Distributions from:
Net investment income	(0.08)	(0.16)	(0.21)	(0.21)	(0.19)	(0.18)
Realized capital gains	(0.03)	—	—	—	—(B)	—
Total distributions	(0.11)	(0.16)	(0.21)	(0.21)	(0.19)	(0.18)
Net asset value at end of period	$9.40	$10.18	$10.30	$9.82	$9.23	$9.68
Total return(C)	(6.62%)(D)	0.39%	7.11%	8.83%	(2.64%)	0.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,672	$9,229	$5,618	$11,743	$23,807	$4,642
Ratio to average net assets:
Net expenses	1.60%(E)	1.64%	1.65%	1.65%	1.65%	1.65%
Gross expenses	1.85%(E)	1.93%	1.93%	1.85%	1.79%	2.18%
Net investment income	1.00%(E)	1.25%	1.79%	1.93%	1.59%	1.58%
Portfolio turnover rate	89%(D)	144%(F)	261%	235%	448%(G)	496%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Active Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.11	$11.22	$10.67	$10.00	$10.46	$10.59
Income (loss) from investment operations:
Net investment income	0.11(A)	0.25(A)	0.30(A)	0.31	0.26	0.27
Net realized and unrealized gains (losses) on investments	(0.79)	(0.10)	0.56	0.67	(0.43)	(0.12)
Total from investment operations	(0.68)	0.15	0.86	0.98	(0.17)	0.15
Distributions from:
Net investment income	(0.13)	(0.26)	(0.31)	(0.31)	(0.29)	(0.28)
Realized capital gains	(0.03)	—	—	—	—(B)	—
Total distributions	(0.16)	(0.26)	(0.31)	(0.31)	(0.29)	(0.28)
Net asset value at end of period	$10.27	$11.11	$11.22	$10.67	$10.00	$10.46
Total return	(6.18%)(C)	1.35%	8.18%	9.96%	(1.62%)	1.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$74,256	$92,882	$90,235	$90,336	$165,937	$79,648
Ratio to average net assets:
Net expenses	0.62%(D)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.68%(D)	0.70%	0.73%	0.73%	0.70%	0.86%
Net investment income	1.98%(D)	2.24%	2.79%	2.93%	2.59%	2.58%
Portfolio turnover rate	89%(C)	144%(E)	261%	235%	448%(F)	496%
Touchstone Active Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$11.11	$11.22	$10.67	$10.00	$10.46	$10.58
Income (loss) from investment operations:
Net investment income	0.11(A)	0.26(A)	0.31(A)	0.30	0.27	0.25
Net realized and unrealized gains (losses) on investments	(0.79)	(0.10)	0.56	0.69	(0.43)	(0.09)
Total from investment operations	(0.68)	0.16	0.87	0.99	(0.16)	0.16
Distributions from:
Net investment income	(0.13)	(0.27)	(0.32)	(0.32)	(0.30)	(0.28)
Realized capital gains	(0.03)	—	—	—	—(B)	—
Total distributions	(0.16)	(0.27)	(0.32)	(0.32)	(0.30)	(0.28)
Net asset value at end of period	$10.27	$11.11	$11.22	$10.67	$10.00	$10.46
Total return	(6.14%)(C)	1.43%	8.23%	10.06%	(1.54%)	1.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$96,602	$99,607	$134,659	$96,477	$38,715	$20,800
Ratio to average net assets:
Net expenses	0.54%(D)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.58%(D)	0.61%	0.63%	0.66%	0.66%	0.87%
Net investment income	2.06%(D)	2.32%	2.87%	3.01%	2.67%	2.66%
Portfolio turnover rate	89%(C)	144%(E)	261%	235%	448%(F)	496%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of securities by the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Anti-Benchmark® International Core Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2019(A)
		2021	2020
Net asset value at beginning of period	$11.78	$10.86	$10.20	$10.00
Income (loss) from investment operations:
Net investment income	0.04(B)	0.16	0.08	0.24
Net realized and unrealized gains (losses) on investments	(1.34)	0.96	0.81	(0.03)
Total from investment operations	(1.30)	1.12	0.89	0.21
Distributions from:
Net investment income	(0.35)	(0.20)	(0.23)	(0.01)
Realized capital gains	(0.91)	—	—	—
Total distributions	(1.26)	(0.20)	—	—
Net asset value at end of period	$9.22	$11.78	$10.86	$10.20
Total return	(11.86%)(C)	10.32%	8.74%	2.13%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$199	$272	$243	$3
Ratio to average net assets:
Net expenses	0.69%(D)	0.69%	0.69%	0.69%(D)
Gross expenses	4.03%(D)	3.40%	9.11%	373.97%(D)
Net investment income	0.72%(D)	1.34%	1.43%	2.74%(D)
Portfolio turnover rate	40%(C)	62%	79%	117%(C)(E)
Touchstone Anti-Benchmark® International Core Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2019(A)
		2021	2020
Net asset value at beginning of period	$11.80	$10.88	$10.20	$10.00
Income (loss) from investment operations:
Net investment income	0.05(B)	0.18	0.17	0.21
Net realized and unrealized gains (losses) on investments	(1.32)	0.96	0.75	—
Total from investment operations	(1.27)	1.14	0.92	0.21
Distributions from:
Net investment income	(0.46)	(0.22)	(0.24)	(0.01)
Realized capital gains	(0.91)	—	—	—
Total distributions	(1.37)	(0.22)	—	—
Net asset value at end of period	$9.16	$11.80	$10.88	$10.20
Total return	(11.69%)(C)	10.43%	9.00%	2.14%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$12,425	$39,225	$36,876	$36,710
Ratio to average net assets:
Net expenses	0.59%(D)	0.59%	0.59%	0.59%(D)
Gross expenses	1.19%(D)	0.97%	0.96%	1.13%(D)
Net investment income	0.82%(D)	1.44%	1.53%	2.84%(D)
Portfolio turnover rate	40%(C)	62%	79%	117%(C)(E)
(A)	Represents the period from commencement of operations (November 19, 2018) through September 30, 2019.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities received from processing a subscription-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Three Months Ended September 30, 2019(A)	Year Ended June 30,
		2021	2020		2019	2018	2017
Net asset value at beginning of period	$10.46	$9.45	$10.03	$9.95	$9.96	$10.41	$10.05
Income (loss) from investment operations:
Net investment income	0.21(B)	0.47(B)	0.57	0.20	0.52	0.49	0.45
Net realized and unrealized gains (losses) on investments	(0.45)	1.07	(0.61)	0.04	0.12	(0.13)	0.45
Total from investment operations	(0.24)	1.54	(0.04)	0.24	0.64	0.36	0.90
Distributions from:
Net investment income	(0.19)	(0.53)	(0.54)	(0.12)	(0.54)	(0.53)	(0.47)
Realized capital gains	(0.32)	—	—	(0.04)	(0.11)	(0.28)	(0.07)
Total distributions	(0.51)	(0.53)	(0.54)	(0.16)	(0.65)	(0.81)	(0.54)
Net asset value at end of period	$9.71	$10.46	$9.45	$10.03	$9.95	$9.96	$10.41
Total return(C)	(2.42%)(D)	16.67%	(0.29%)	1.40%(D)	6.69%	3.50%	9.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$135,644	$141,422	$5,597	$7,239	$226	$153	$45
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.08%(F)	1.09%	1.18%	1.18%(F)	1.55%	1.76%	1.87%
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.21%(F)	1.32%	1.61%	2.55%(F)	7.56%	10.00%	16.01%
Net investment income	4.12%(F)	4.45%	5.90%	5.43%(F)	5.46%	5.00%	4.44%
Portfolio turnover rate	39%(D)	135%(H)	115%	28%(D)(I)	94%	70%	84%
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.03%, 1.04%, 1.08%, 1.08%, 1.45%, 1.69% and 1.69% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.16%, 1.27%, 1.51%, 2.45%, 7.46%, 9.93% and 15.83% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Three Months Ended September 30, 2019(A)	Year Ended June 30,
		2021	2020		2019	2018	2017
Net asset value at beginning of period	$10.13	$9.18	$9.75	$9.98	$10.00	$10.44	$10.08
Income (loss) from investment operations:
Net investment income	0.18(B)	0.40(B)	0.52	0.19	0.43	0.44	0.34
Net realized and unrealized gains (losses) on investments	(0.43)	1.02	(0.62)	(0.27)	0.14	(0.15)	0.48
Total from investment operations	(0.25)	1.42	(0.10)	(0.08)	0.57	0.29	0.82
Distributions from:
Net investment income	(0.17)	(0.47)	(0.47)	(0.11)	(0.48)	(0.45)	(0.39)
Realized capital gains	(0.32)	—	—	(0.04)	(0.11)	(0.28)	(0.07)
Total distributions	(0.49)	(0.47)	(0.47)	(0.15)	(0.59)	(0.73)	(0.46)
Net asset value at end of period	$9.39	$10.13	$9.18	$9.75	$9.98	$10.00	$10.44
Total return(C)	(2.60%)(D)	15.79%	(0.98%)	1.15%(D)	5.97%	2.69%	8.31%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,818	$31,605	$2,246	$4,538	$127	$22	$22
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.48%(F)	1.56%	1.93%	1.93%(F)	2.26%	2.51%	2.62%
Gross expenses (including dividend and interest expense on securities sold short)(G)	1.99%(F)	2.17%	2.61%	3.62%(F)	11.81%	34.60%	73.30%
Net investment income	3.72%(F)	3.98%	5.15%	4.68%(F)	4.75%	4.25%	3.69%
Portfolio turnover rate	39%(D)	135%(H)	115%	28%(D)(I)	94%	70%	84%
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.43%, 1.51%, 1.83%, 1.83%, 2.16%, 2.44% and 2.44% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.94%, 2.12%, 2.51%, 3.52%, 11.71%, 34.53% and 73.12% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Three Months Ended September 30, 2019(A)	Year Ended June 30,
		2021	2020		2019	2018	2017
Net asset value at beginning of period	$10.61	$9.57	$10.16	$9.95	$9.96	$10.41	$10.04
Income (loss) from investment operations:
Net investment income	0.22(B)	0.48(B)	0.59	0.17	0.60	0.50	0.39
Net realized and unrealized gains (losses) on investments	(0.45)	1.11	(0.62)	0.21	0.06	(0.12)	0.54
Total from investment operations	(0.23)	1.59	(0.03)	0.38	0.66	0.38	0.93
Distributions from:
Net investment income	(0.20)	(0.55)	(0.56)	(0.13)	(0.56)	(0.55)	(0.49)
Realized capital gains	(0.32)	—	—	(0.04)	(0.11)	(0.28)	(0.07)
Total distributions	(0.52)	(0.55)	(0.56)	(0.17)	(0.67)	(0.83)	(0.56)
Net asset value at end of period	$9.86	$10.61	$9.57	$10.16	$9.95	$9.96	$10.41
Total return	(2.29%)(C)	16.98%	(0.13%)	1.54%(C)	7.05%	3.73%	9.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$149,694	$101,613	$36,558	$47,483	$11,356	$444	$315
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.88%(E)	0.88%	0.93%	0.93%(E)	1.09%	1.51%	1.62%
Gross expenses (including dividend and interest expense on securities sold short)(F)	0.98%(E)	1.07%	1.20%	1.60%(E)	1.71%	4.29%	8.25%
Net investment income	4.32%(E)	4.66%	6.15%	5.68%(E)	5.93%	5.25%	4.69%
Portfolio turnover rate	39%(C)	135%(G)	115%	28%(C)(H)	94%	70%	84%
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.83%, 0.83%, 0.83%, 0.83%, 0.99%, 1.44% and 1.44% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 0.93%, 1.02%, 1.10%, 1.50%, 1.61%, 4.22% and 8.07% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Credit Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Three Months Ended September 30, 2019(A)	Year Ended June 30,
		2021	2020		2019	2018	2017
Net asset value at beginning of period	$10.68	$9.63	$10.22	$9.95	$9.96	$10.41	$10.05
Income (loss) from investment operations:
Net investment income	0.23(B)	0.49(B)	0.61	0.15	0.58	0.55	0.50
Net realized and unrealized gains (losses) on investments	(0.47)	1.12	(0.63)	0.29	0.09	(0.16)	0.43
Total from investment operations	(0.24)	1.61	(0.02)	0.44	0.67	0.39	0.93
Distributions from:
Net investment income	(0.20)	(0.56)	(0.57)	(0.13)	(0.57)	(0.56)	(0.50)
Realized capital gains	(0.32)	—	—	(0.04)	(0.11)	(0.28)	(0.07)
Total distributions	(0.52)	(0.56)	(0.57)	(0.17)	(0.68)	(0.84)	(0.57)
Net asset value at end of period	$9.92	$10.68	$9.63	$10.22	$9.95	$9.96	$10.41
Total return	(2.33%)(C)	17.07%	(0.02%)	1.57%(C)	7.04%	3.85%	9.47%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,202	$2,627	$42,982	$48,158	$47,531	$51,715	$53,150
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	0.78%(E)	0.78%	0.83%	0.83%(E)	1.24%	1.41%	1.52%
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.13%(E)	0.97%	1.06%	1.36%(E)	1.50%	1.59%	1.69%
Net investment income	4.42%(E)	4.76%	6.25%	5.78%(E)	5.78%	5.35%	4.79%
Portfolio turnover rate	39%(C)	135%(G)	115%	28%(C)(H)	94%	70%	84%
(A)	The Fund changed its fiscal year end from June 30 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.73%, 0.73%, 0.73%, 0.73%, 1.14%, 1.34% and 1.34% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.08%, 0.92%, 0.96%, 1.26%, 1.40%, 1.52% and 1.51% for the six months ended March 31, 2022, for the years ended September 30, 2021 and 2020, for the period ended September 30, 2019, and the years ended June 30, 2019, 2018 and 2017, respectively.
(G)	Portfolio turnover excludes the purchases and sales of securities by the Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Credit Opportunities Fund acquired on September 6, 2019. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	For the Eleven Months Ended September 30, 2021(A)	Year Ended October 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.88	$14.12	$17.17	$17.55	$18.81	$16.66	$17.61
Income (loss) from investment operations:
Net investment income(B)	0.14	0.29	0.55	0.50	0.47	0.45	0.51
Net realized and unrealized gains (losses) on investments	1.15	2.83	(2.42)	0.39	0.15	2.28	0.12
Total from investment operations	1.29	3.12	(1.87)	0.89	0.62	2.73	0.63
Distributions from:
Net investment income	(0.16)	(0.36)	(0.60)	(0.49)	(0.44)	(0.54)	(0.42)
Realized capital gains	(0.31)	—	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(0.47)	(0.36)	(1.18)	(1.27)	(1.88)	(0.58)	(1.58)
Net asset value at end of period	$17.70	$16.88	$14.12	$17.17	$17.55	$18.81	$16.66
Total return(C)	7.62%(D)	22.13%(D)	(11.33%)	5.42%	3.03%	16.57%	4.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,749,120	$1,737,804	$1,666,379	$2,381,987	$3,570,189	$4,598,192	$4,849,219
Ratio to average net assets:
Net expenses	0.99%(E)	1.09%(E)	1.09%	1.05%	1.04%	1.04%	1.05%
Gross expenses	0.99%(E)	1.09%(E)	1.09%	1.05%	1.04%	1.04%	1.05%
Net investment income	1.59%(E)	1.91%(E)	3.60%	2.90%	2.57%	2.52%	3.16%
Portfolio turnover rate	7%(D)	83%(D)(F)	68%	37%	38%	45%	60%
(A)	The Fund changed its fiscal year end from October 31 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	For the Eleven Months Ended September 30, 2021(A)	Year Ended October 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.74	$13.99	$17.00	$17.38	$18.65	$16.53	$17.48
Income (loss) from investment operations:
Net investment income(B)	0.08	0.19	0.47	0.38	0.35	0.33	0.40
Net realized and unrealized gains (losses) on investments	1.13	2.80	(2.40)	0.39	0.14	2.26	0.13
Total from investment operations	1.21	2.99	(1.93)	0.77	0.49	2.59	0.53
Distributions from:
Net investment income	(0.09)	(0.24)	(0.50)	(0.37)	(0.32)	(0.43)	(0.32)
Realized capital gains	(0.31)	—	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(0.40)	(0.24)	(1.08)	(1.15)	(1.76)	(0.47)	(1.48)
Net asset value at end of period	$17.55	$16.74	$13.99	$17.00	$17.38	$18.65	$16.53
Total return(C)	7.24%(D)	21.38%(D)	(11.89%)	4.78%	2.31%	15.80%	3.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$686,159	$806,336	$1,117,141	$2,421,728	$3,142,587	$3,682,928	$3,628,575
Ratio to average net assets:
Net expenses	1.69%(E)	1.75%(E)	1.74%	1.70%	1.69%	1.69%	1.70%
Gross expenses	1.76%(E)	1.77%(E)	1.74%	1.70%	1.69%	1.69%	1.70%
Net investment income	0.89%(E)	1.27%(E)	2.99%	2.27%	1.92%	1.87%	2.51%
Portfolio turnover rate	7%(D)	83%(D)(F)	68%	37%	38%	45%	60%
(A)	The Fund changed its fiscal year end from October 31 to September 30.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	For the Eleven Months Ended September 30, 2021(A)(B)	Year Ended October 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.85	$14.10	$17.14	$17.52	$18.79	$16.65	$17.60
Income (loss) from investment operations:
Net investment income(C)	0.16	0.33	0.61	0.53	0.51	0.47	0.53
Net realized and unrealized gains (losses) on investments	1.15	2.81	(2.44)	0.39	0.15	2.29	0.14
Total from investment operations	1.31	3.14	(1.83)	0.92	0.66	2.76	0.67
Distributions from:
Net investment income	(0.18)	(0.39)	(0.63)	(0.52)	(0.49)	(0.58)	(0.46)
Realized capital gains	(0.31)	—	(0.58)	(0.78)	(1.44)	(0.04)	(1.16)
Total distributions	(0.49)	(0.39)	(1.21)	(1.30)	(1.93)	(0.62)	(1.62)
Net asset value at end of period	$17.67	$16.85	$14.10	$17.14	$17.52	$18.79	$16.65
Total return	7.76%(D)	22.33%(D)	(11.11%)	5.66%	3.21%	16.80%	4.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,051,384	$1,161,841	$1,691,794	$4,094,116	$5,289,972	$5,499,586	$3,523,472
Ratio to average net assets:
Net expenses	0.74%(E)	0.88%(E)	0.88%	0.85%	0.84%	0.84%	0.85%
Gross expenses	0.74%(E)	0.88%(E)	0.88%	0.85%	0.84%	0.84%	0.85%
Net investment income	1.84%(E)	2.14%(E)	3.83%	3.13%	2.77%	2.67%	3.30%
Portfolio turnover rate	7%(D)	83%(D)(F)	68%	37%	38%	45%	60%
(A)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(B)	The Fund changed its fiscal year end from October 31 to September 30.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(A)

Net asset value at beginning of period	$16.84	$17.02
Income (loss) from investment operations:
Net investment income(B)	0.17	0.07
Net realized and unrealized gains (losses) on investments	1.14	(0.17)
Total from investment operations	1.31	(0.10)
Distributions from:
Net investment income	(0.18)	(0.08)
Realized capital gains	(0.31)	—
Total distributions	(0.49)	(0.08)
Net asset value at end of period	$17.66	$16.84
Total return	7.74%(C)	(0.61%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$564	$313
Ratio to average net assets:
Net expenses	0.67%(D)	0.67%(D)
Gross expenses	1.51%(D)	3.37%(D)
Net investment income	1.91%(D)	2.01%(D)
Portfolio turnover rate	7%(C)	83%(C)(E)
Touchstone Dividend Equity Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(F)

Net asset value at beginning of period	$16.84	$17.34
Income (loss) from investment operations:
Net investment income(B)	0.16	0.06
Net realized and unrealized gains (losses) on investments	1.16	(0.48)
Total from investment operations	1.32	(0.42)
Distributions from:
Net investment income	(0.19)	(0.08)
Realized capital gains	(0.31)	—
Total distributions	(0.50)	(0.08)
Net asset value at end of period	$17.66	$16.84
Total return	7.82%(C)	(2.44%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$49	$2
Ratio to average net assets:
Net expenses	0.65%(D)	0.65%(D)
Gross expenses	54.98%(D)	359.78%(D)
Net investment income	1.93%(D)	2.26%(D)
Portfolio turnover rate	7%(C)	83%(C)(E)
(A)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(F)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$8.33	$7.86	$8.27	$8.12	$8.43	$8.21
Income (loss) from investment operations:
Net investment income	0.17	0.36	0.39	0.40	0.41	0.39
Net realized and unrealized gains (losses) on investments	(0.48)	0.48	(0.41)	0.16	(0.31)	0.21
Total from investment operations	(0.31)	0.84	(0.02)	0.56	0.10	0.60
Distributions from:
Net investment income	(0.18)	(0.37)	(0.39)	(0.41)	(0.41)	(0.38)
Net asset value at end of period	$7.84	$8.33	$7.86	$8.27	$8.12	$8.43
Total return(A)	(3.80%)(B)	10.84%	(0.13%)	7.08%	1.24%	7.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,888	$15,081	$14,578	$14,642	$12,457	$16,925
Ratio to average net assets:
Net expenses	1.05%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.25%(C)	1.21%	1.25%	1.28%	1.29%	1.24%
Net investment income	4.04%(C)	4.35%	4.84%	4.95%	4.76%	4.63%
Portfolio turnover rate	34%(B)	96%	89%	63%	59%	69%
Touchstone High Yield Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$8.31	$7.84	$8.25	$8.10	$8.41	$8.19
Income (loss) from investment operations:
Net investment income	0.15	0.26	0.29	0.34	0.34	0.33
Net realized and unrealized gains (losses) on investments	(0.49)	0.52	(0.37)	0.16	(0.30)	0.21
Total from investment operations	(0.34)	0.78	(0.08)	0.50	0.04	0.54
Distributions from:
Net investment income	(0.15)	(0.31)	(0.33)	(0.35)	(0.35)	(0.32)
Net asset value at end of period	$7.82	$8.31	$7.84	$8.25	$8.10	$8.41
Total return(A)	(4.17%)(B)	10.07%	(0.89%)	6.31%	0.50%	6.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$966	$835	$1,250	$4,582	$9,444	$13,025
Ratio to average net assets:
Net expenses	1.80%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	2.70%(C)	2.83%	2.35%	2.10%	2.00%	1.97%
Net investment income	3.29%(C)	3.60%	4.09%	4.20%	4.01%	3.88%
Portfolio turnover rate	34%(B)	96%	89%	63%	59%	69%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$8.58	$8.09	$8.52	$8.35	$8.67	$8.44
Income (loss) from investment operations:
Net investment income	0.20	0.39	0.44	0.47	0.44	0.43
Net realized and unrealized gains (losses) on investments	(0.50)	0.50	(0.45)	0.14	(0.32)	0.21
Total from investment operations	(0.30)	0.89	(0.01)	0.61	0.12	0.64
Distributions from:
Net investment income	(0.19)	(0.40)	(0.42)	(0.44)	(0.44)	(0.41)
Net asset value at end of period	$8.09	$8.58	$8.09	$8.52	$8.35	$8.67
Total return	(3.57%)(A)	11.18%	0.02%	7.52%	1.44%	7.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,899	$36,447	$33,694	$44,030	$63,983	$75,435
Ratio to average net assets:
Net expenses	0.80%(B)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.95%(B)	0.89%	0.89%	0.91%	0.88%	0.90%
Net investment income	4.29%(B)	4.60%	5.09%	5.20%	5.01%	4.88%
Portfolio turnover rate	34%(A)	96%	89%	63%	59%	69%
Touchstone High Yield Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$8.58	$8.09	$8.51	$8.35	$8.66	$8.43
Income (loss) from investment operations:
Net investment income	0.18	0.40	0.43	0.44	0.44	0.42
Net realized and unrealized gains (losses) on investments	(0.49)	0.50	(0.42)	0.16	(0.30)	0.22
Total from investment operations	(0.31)	0.90	0.01	0.60	0.14	0.64
Distributions from:
Net investment income	(0.19)	(0.41)	(0.43)	(0.44)	(0.45)	(0.41)
Net asset value at end of period	$8.08	$8.58	$8.09	$8.51	$8.35	$8.66
Total return	(3.65%)(A)	11.27%	0.21%	7.47%	1.63%	7.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$72,597	$87,056	$135,974	$135,328	$111,705	$112,503
Ratio to average net assets:
Net expenses	0.72%(B)	0.72%	0.72%	0.72%	0.72%	0.72%
Gross expenses	0.81%(B)	0.75%	0.75%	0.77%	0.76%	0.75%
Net investment income	4.37%(B)	4.68%	5.17%	5.28%	5.09%	4.96%
Portfolio turnover rate	34%(A)	96%	89%	63%	59%	69%
(A)	Not annualized.
(B)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.57	$10.80	$10.44	$9.77	$10.13	$10.38
Income (loss) from investment operations:
Net investment income	0.08	0.15	0.19	0.23	0.22	0.18
Net realized and unrealized gains (losses) on investments	(0.73)	(0.21)	0.37	0.69	(0.33)	(0.17)
Total from investment operations	(0.65)	(0.06)	0.56	0.92	(0.11)	0.01
Distributions from:
Net investment income	(0.11)	(0.17)	(0.20)	(0.25)	(0.25)	(0.26)
Net asset value at end of period	$9.81	$10.57	$10.80	$10.44	$9.77	$10.13
Total return(A)	(6.21%)(B)	(0.57%)	5.46%	9.59%	(1.07%)	0.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,418	$17,997	$16,509	$10,083	$5,697	$5,137
Ratio to average net assets:
Net expenses	0.76%(C)	0.84%	0.85%	0.85%	0.85%	0.85%
Gross expenses	0.88%(C)	0.93%	1.03%	1.19%	1.30%	1.22%
Net investment income	1.50%(C)	1.43%	1.83%	2.28%	2.25%	1.98%
Portfolio turnover rate	8%(B)	24%	21%	22%	40%	18%
Touchstone Impact Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.56	$10.79	$10.43	$9.75	$10.12	$10.36
Income (loss) from investment operations:
Net investment income	0.04	0.07	0.12	0.16	0.16	0.11
Net realized and unrealized gains (losses) on investments	(0.73)	(0.21)	0.37	0.70	(0.35)	(0.17)
Total from investment operations	(0.69)	(0.14)	0.49	0.86	(0.19)	(0.06)
Distributions from:
Net investment income	(0.07)	(0.09)	(0.13)	(0.18)	(0.18)	(0.18)
Net asset value at end of period	$9.80	$10.56	$10.79	$10.43	$9.75	$10.12
Total return(A)	(6.57%)(B)	(1.32%)	4.69%	8.89%	(1.94%)	(0.51%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,595	$1,635	$1,737	$1,475	$1,087	$1,876
Ratio to average net assets:
Net expenses	1.51%(C)	1.59%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.34%(C)	2.37%	2.55%	2.94%	2.78%	2.30%
Net investment income	0.75%(C)	0.68%	1.08%	1.53%	1.50%	1.23%
Portfolio turnover rate	8%(B)	24%	21%	22%	40%	18%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.59	$10.82	$10.45	$9.78	$10.15	$10.39
Income (loss) from investment operations:
Net investment income	0.09	0.19	0.22	0.26	0.24	0.24
Net realized and unrealized gains (losses) on investments	(0.74)	(0.22)	0.38	0.69	(0.33)	(0.19)
Total from investment operations	(0.65)	(0.03)	0.60	0.95	(0.09)	0.05
Distributions from:
Net investment income	(0.12)	(0.20)	(0.23)	(0.28)	(0.28)	(0.29)
Net asset value at end of period	$9.82	$10.59	$10.82	$10.45	$9.78	$10.15
Total return	(6.18%)(A)	(0.32%)	5.81%	9.84%	(0.92%)	0.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$198,342	$199,280	$145,821	$95,218	$54,895	$37,233
Ratio to average net assets:
Net expenses	0.51%(B)(C)	0.59%	0.60%	0.60%	0.60%	0.60%
Gross expenses	0.50%(B)	0.60%	0.64%	0.68%	0.67%	0.73%
Net investment income	1.75%(B)	1.68%	2.08%	2.53%	2.50%	2.23%
Portfolio turnover rate	8%(A)	24%	21%	22%	40%	18%
Touchstone Impact Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.59	$10.82	$10.45	$9.78	$10.14	$10.39
Income (loss) from investment operations:
Net investment income	0.10	0.19	0.23	0.27	0.26	0.25
Net realized and unrealized gains (losses) on investments	(0.74)	(0.21)	0.38	0.69	(0.33)	(0.20)
Total from investment operations	(0.64)	(0.02)	0.61	0.96	(0.07)	0.05
Distributions from:
Net investment income	(0.13)	(0.21)	(0.24)	(0.29)	(0.29)	(0.30)
Net asset value at end of period	$9.82	$10.59	$10.82	$10.45	$9.78	$10.14
Total return	(6.13%)(A)	(0.22%)	5.92%	9.95%	(0.72%)	0.51%
Ratios and supplemental data:
Net assets at end of period (000's)	$228,640	$216,914	$227,734	$207,462	$191,224	$222,013
Ratio to average net assets:
Net expenses	0.41%(B)	0.49%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.47%(B)	0.57%	0.59%	0.60%	0.60%	0.60%
Net investment income	1.85%(B)	1.78%	2.18%	2.63%	2.60%	2.33%
Portfolio turnover rate	8%(A)	24%	21%	22%	40%	18%
(A)	Not annualized.
(B)	Annualized.
(C)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Impact Bond Fund—Class R6
Selected Data for a Share Outstanding Throughout The Period
Period Ended March 31, 2022 (Unaudited)(A)

Net asset value at beginning of period	$10.51
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized losses on investments	(0.64)
Total from investment operations	(0.58)
Distributions from:
Net investment income	(0.11)
Net asset value at end of period	$9.82
Total return	(5.53%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	0.37%(C)
Gross expenses	427.85%(C)
Net investment income	1.89%(C)
Portfolio turnover rate	8%(B)
(A)	Represents the period from commencement of operations (November 22, 2021) through March 31, 2022.
(B)	Not annualized.
(C)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International ESG Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.10	$7.44	$8.50	$9.58	$9.40	$8.77
Income (loss) from investment operations:
Net investment income	0.05	0.12	0.03	0.15	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.59)	1.57	0.62	(0.29)	0.35	0.62
Total from investment operations	(0.54)	1.69	0.65	(0.14)	0.59	0.87
Distributions from:
Net investment income	(0.12)	(0.03)	(0.02)	(0.17)	(0.23)	(0.24)
Realized capital gains	(0.50)	—	(1.69)	(0.77)	(0.18)	—
Total distributions	(0.62)	(0.03)	(1.71)	(0.94)	(0.41)	(0.24)
Net asset value at end of period	$7.94	$9.10	$7.44	$8.50	$9.58	$9.40
Total return(A)	(6.46%)(B)	22.73%	7.93%	(0.81%)	6.41%	10.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,435	$10,218	$11,719	$10,333	$11,984	$22,725
Ratio to average net assets:
Net expenses	1.17%(C)	1.17%	1.17%	1.20%	1.20%	1.20%
Gross expenses	1.58%(C)	1.64%	1.81%	1.52%	1.41%	1%
Net investment income	1.34%(C)	1.06%	0.68%	1.71%	2.16%	2.69%
Portfolio turnover rate	9%(B)	52%	80%	123%	68%	39%
Touchstone International ESG Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.01	$7.40	$8.48	$9.57	$9.39	$8.75
Income (loss) from investment operations:
Net investment income (loss)	0.01	—	(0.03)	0.09	0.14	0.17
Net realized and unrealized gains (losses) on investments	(0.58)	1.61	0.64	(0.30)	0.38	0.64
Total from investment operations	(0.57)	1.61	0.61	(0.21)	0.52	0.81
Distributions from:
Net investment income	—	—	(—)(D)	(0.11)	(0.16)	(0.17)
Realized capital gains	(0.50)	—	(1.69)	(0.77)	(0.18)	—
Total distributions	(0.50)	—	(1.69)	(0.88)	(0.34)	(0.17)
Net asset value at end of period	$7.94	$9.01	$7.40	$8.48	$9.57	$9.39
Total return(A)	(6.80%)(B)	21.76%	7.35%	(1.61%)	5.62%	9.42%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,925	$2,727	$4,066	$10,691	$19,455	$22,324
Ratio to average net assets:
Net expenses	1.95%(C)	1.95%	1.95%	1.95%	1.95%	1.95%
Gross expenses	2.67%(C)	2.56%	2.56%	2.16%	2.07%	2.05%
Net investment income (loss)	0.56%(C)	0.28%	(0.10%)	1.05%	1.41%	1.94%
Portfolio turnover rate	9%(B)	52%	80%	123%	68%	39%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International ESG Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.09	$7.43	$8.47	$9.55	$9.38	$8.75
Income (loss) from investment operations:
Net investment income	0.07	0.10	0.07	0.18	0.23	0.26
Net realized and unrealized gains (losses) on investments	(0.59)	1.61	0.61	(0.30)	0.37	0.63
Total from investment operations	(0.52)	1.71	0.68	(0.12)	0.60	0.89
Distributions from:
Net investment income	(0.12)	(0.05)	(0.03)	(0.19)	(0.25)	(0.26)
Realized capital gains	(0.50)	—	(1.69)	(0.77)	(0.18)	—
Total distributions	(0.62)	(0.05)	(1.72)	(0.96)	(0.43)	(0.26)
Net asset value at end of period	$7.95	$9.09	$7.43	$8.47	$9.55	$9.38
Total return	(6.33%)(A)	23.07%	8.32%	(0.57%)	6.59%	10.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,404	$20,434	$11,550	$16,554	$56,185	$75,763
Ratio to average net assets:
Net expenses	0.90%(B)	0.90%	0.90%	0.95%	0.95%	0.95%
Gross expenses	1.26%(B)	1.34%	1.49%	1.09%	0.99%	1.00%
Net investment income	1.61%(B)	1.33%	0.95%	2.17%	2.41%	2.94%
Portfolio turnover rate	9%(A)	52%	80%	123%	68%	39%
Touchstone International ESG Equity Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2019(C)
		2021	2020
Net asset value at beginning of period	$9.10	$7.43	$8.48	$8.05(D)
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.12	0.07	(0.01)
Net realized and unrealized gains (losses) on investments	(0.67)	1.60	0.60	0.45
Total from investment operations	(0.53)	1.72	0.67	0.44
Distributions from:
Net investment income	(0.14)	(0.05)	(0.03)	(0.01)
Realized capital gains	(0.50)	—	(1.69)	—
Total distributions	(0.64)	(0.05)	(1.72)	(0.01)
Net asset value at end of period	$7.93	$9.10	$7.43	$8.48
Total return	(6.39%)(A)	23.21%	8.30%	5.46%(A)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,706	$4	$3	$3
Ratio to average net assets:
Net expenses	0.89%(B)	0.89%	0.89%	0.89%(B)
Gross expenses	1.22%(B)	255.65%	314.41%	2,643.52%(B)
Net investment income (loss)	1.62%(B)	1.34%	0.96%	(0.97%)(B)
Portfolio turnover rate	9%(A)	52%	80%	123%(A)
(A)	Not annualized.
(B)	Annualized.
(C)	Represents the period from commencement of operations (November 16, 2018) through September 30, 2019.
(D)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on August 23, 2019.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$46.47	$39.04	$38.87	$34.99	$30.50	$25.91
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(A)	(0.07)(A)	0.03(A)	0.05	0.01(A)	(0.02)(A)
Net realized and unrealized gains (losses) on investments	(0.20)	8.33	1.27	5.00	4.79	4.69
Total from investment operations	(0.25)	8.26	1.30	5.05	4.80	4.67
Distributions from:
Net investment income	(0.15)	(0.13)	(0.24)	(0.02)	—	(0.08)
Realized capital gains	(1.21)	(0.70)	(0.89)	(1.15)	(0.31)	—
Total distributions	(1.36)	(0.83)	(1.13)	(1.17)	(0.31)	(0.08)
Net asset value at end of period	$44.86	$46.47	$39.04	$38.87	$34.99	$30.50
Total return(B)	(0.70%)(C)	21.34%	3.32%	15.34%	15.83%	18.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$140,064	$137,477	$103,964	$61,772	$36,824	$34,761
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.21%(E)	1.22%	1.21%	1.23%	1.24%	1.24%
Gross expenses (including liquidity provider expenses)(F)	1.21%(E)	1.23%	1.29%	1.36%	1.35%	1.36%
Net investment income (loss)	(0.20%)(E)	(0.15%)	0.08%	0.19%	0.04%	(0.09%)
Portfolio turnover rate	6%(C)(G)	21%(G)	18%	25%	46%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.18% and 1.21% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.18% and 1.22% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$43.00	$36.38	$36.34	$33.01	$29.02	$24.76
Income (loss) from investment operations:
Net investment loss	(0.20)(A)	(0.36)(A)	(0.23)(A)	(0.17)	(0.22)(A)	(0.22)(A)
Net realized and unrealized gains (losses) on investments	(0.17)	7.74	1.16	4.65	4.52	4.48
Total from investment operations	(0.37)	7.38	0.93	4.48	4.30	4.26
Distributions from:
Net investment income	(0.07)	(0.06)	—	—	—	—
Realized capital gains	(1.21)	(0.70)	(0.89)	(1.15)	(0.31)	—
Total distributions	(1.28)	(0.76)	—	—	—	—
Net asset value at end of period	$41.35	$43.00	$36.38	$36.34	$33.01	$29.02
Total return(B)	(1.02%)(C)	20.47%	2.54%	14.48%	14.91%	17.21%
Ratios and supplemental data:
Net assets at end of period (000's)	$81,340	$90,388	$78,959	$66,855	$56,274	$57,224
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.93%(E)	1.93%	1.96%	1.98%	1.99%	1.99%
Gross expenses (including liquidity provider expenses)(F)	1.93%(E)	1.93%	2.00%	2.07%	2.08%	2.11%
Net investment loss	(0.91%)(E)	(0.86%)	(0.67%)	(0.56%)	(0.71%)	(0.84%)
Portfolio turnover rate	6%(C)(G)	21%(G)	18%	25%	46%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C was1.90% and 1.92% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C was 1.90% and 1.92% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$47.18	$39.55	$39.33	$35.33	$30.77	$26.14
Income (loss) from investment operations:
Net investment income	0.02(A)	0.05(A)	0.12(A)	0.14	0.10(A)	0.05(A)
Net realized and unrealized gains (losses) on investments	(0.20)	8.44	1.28	5.05	4.82	4.74
Total from investment operations	(0.18)	8.49	1.40	5.19	4.92	4.79
Distributions from:
Net investment income	(0.18)	(0.16)	(0.29)	(0.04)	(0.05)	(0.16)
Realized capital gains	(1.21)	(0.70)	(0.89)	(1.15)	(0.31)	—
Total distributions	(1.39)	(0.86)	(1.18)	(1.19)	(0.36)	(0.16)
Net asset value at end of period	$45.61	$47.18	$39.55	$39.33	$35.33	$30.77
Total return	(0.55%)(B)	21.64%	3.57%	15.62%	16.09%	18.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,185,820	$3,258,367	$2,443,232	$1,194,001	$712,578	$551,794
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.95%(D)(E)	0.97%(E)	0.96%	0.98%	0.99%	0.99%
Gross expenses (including liquidity provider expenses)(F)	0.94%(D)	0.93%	1.00%	1.07%	1.05%	1.08%
Net investment income	0.07%(D)	0.10%	0.33%	0.44%	0.29%	0.16%
Portfolio turnover rate	6%(B)(G)	21%(G)	18%	25%	46%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.92% and 0.96% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(D)	Annualized.
(E)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.91% and 0.92% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$46.12	$38.75	$38.62	$34.78	$30.32	$25.75
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(A)	(—)(A)(B)	0.03(A)	0.05	0.01(A)	(0.02)(A)
Net realized and unrealized gains (losses) on investments	(0.19)	8.20	1.25	4.96	4.76	4.67
Total from investment operations	(0.24)	8.20	1.28	5.01	4.77	4.65
Distributions from:
Net investment income	(0.15)	(0.13)	(0.26)	(0.02)	—	(0.08)
Realized capital gains	(1.21)	(0.70)	(0.89)	(1.15)	(0.31)	—
Total distributions	(1.36)	(0.83)	(1.15)	(1.17)	(0.31)	(0.08)
Net asset value at end of period	$44.52	$46.12	$38.75	$38.62	$34.78	$30.32
Total return	(0.69%)(C)	21.33%	3.30%	15.32%	15.83%	18.08%
Ratios and supplemental data:
Net assets at end of period (000's)	$47,369	$54,368	$77,184	$61,657	$20,464	$19,312
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.24%(E)	1.22%	1.21%	1.22%	1.24%	1.24%
Gross expenses (including liquidity provider expenses)(F)	1.26%(E)	1.25%	1.30%	1.37%	1.40%	1.44%
Net investment income (loss)	(0.22%)(E)	(0.15%)	0.08%	0.19%	0.04%	(0.09%)
Portfolio turnover rate	6%(C)(G)	21%(G)	18%	25%	46%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses Class Z was 1.21% and 1.21% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Z was 1.23% and 1.24% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$47.34	$39.64	$39.41	$35.38	$30.81	$26.18
Income (loss) from investment operations:
Net investment income	0.03(A)	0.10(A)	0.15(A)	0.15	0.12(A)	0.07(A)
Net realized and unrealized gains (losses) on investments	(0.20)	8.46	1.29	5.08	4.83	4.74
Total from investment operations	(0.17)	8.56	1.44	5.23	4.95	4.81
Distributions from:
Net investment income	(0.19)	(0.16)	(0.32)	(0.05)	(0.07)	(0.18)
Realized capital gains	(1.21)	(0.70)	(0.89)	(1.15)	(0.31)	—
Total distributions	(1.40)	(0.86)	(1.21)	(1.20)	(0.38)	(0.18)
Net asset value at end of period	$45.77	$47.34	$39.64	$39.41	$35.38	$30.81
Total return	(0.52%)(B)	21.80%	3.64%	15.71%	16.18%	18.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$528,937	$676,846	$1,142,677	$245,418	$129,284	$113,867
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.88%(D)	0.85%(E)	0.89%(E)	0.91%	0.92%	0.92%
Gross expenses (including liquidity provider expenses)(F)	0.88%(D)	0.84%	0.89%	0.97%	0.97%	0.98%
Net investment income	0.14%(D)	0.22%	0.40%	0.51%	0.36%	0.23%
Portfolio turnover rate	6%(B)(G)	21%(G)	18%	25%	46%	19%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.85% and 0.84% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(D)	Annualized.
(E)	Net expenses include amounts recouped by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.85% and 0.83% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Period Ended September 30, 2021(A)

Net asset value at beginning of period	$47.35	$45.92
Income (loss) from investment operations:
Net investment income	0.05(B)	0.07(B)
Net realized and unrealized gains (losses) on investments	(0.20)	1.36
Total from investment operations	(0.15)	1.43
Distributions from:
Net investment income	(0.19)	—
Realized capital gains	(1.21)	—
Total distributions	(1.40)	—
Net asset value at end of period	$45.80	$47.35
Total return	(0.49%)(C)	3.11%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$693,251	$612,500
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	0.82%(E)	0.80%(E)
Gross expenses (including liquidity provider expenses)(F)	0.82%(E)	0.82%(E)
Net investment income	0.20%(E)	0.27%(E)
Portfolio turnover rate	6%(C)(G)	21%(C)(G)
(A)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
(B)	The net investment income per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.79% and 0.79% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.79% and 0.81% for the six months ended March 31, 2022 and for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$23.62	$16.71	$17.91	$18.71	$19.36	$17.49
Income (loss) from investment operations:
Net investment income	0.07	0.01(A)	0.09	0.12	0.07	0.04
Net realized and unrealized gains (losses) on investments	1.67	6.93	(1.20)	(0.06)	0.48	2.47
Total from investment operations	1.74	6.94	(1.11)	0.06	0.55	2.51
Distributions from:
Net investment income	(0.13)	(0.03)	(0.09)	(0.10)	(0.06)	(0.03)
Realized capital gains	(1.49)	—	—	(0.76)	(1.14)	(0.61)
Total distributions	(1.62)	(0.03)	(0.09)	(0.86)	(1.20)	(0.64)
Net asset value at end of period	$23.74	$23.62	$16.71	$17.91	$18.71	$19.36
Total return(B)	7.49%(C)	41.59%	(6.20%)	0.81%	2.80%	14.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$15,574	$13,605	$9,864	$10,866	$17,217	$21,001
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.22%(E)	1.23%	1.22%	1.22%	1.25%	1.27%
Gross expenses (including liquidity provider expenses)(F)	1.42%(E)	1.55%	1.59%	1.53%	1.48%	1.47%
Net investment income	0.65%(E)	0.06%	0.50%	0.59%	0.32%	0.19%
Portfolio turnover rate	15%(C)	33%(G)	37%	34%	31%	43%
Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$22.73	$16.17	$17.37	$18.20	$18.94	$17.23
Income (loss) from investment operations:
Net investment loss	(0.02)	(0.15)(A)	(0.24)	(0.12)	(0.13)	(0.06)
Net realized and unrealized gains (losses) on investments	1.60	6.71	(0.96)	0.05	0.53	2.38
Total from investment operations	1.58	6.56	(1.20)	(0.07)	0.40	2.32
Distributions from:
Realized capital gains	(1.49)	—	—	(0.76)	(1.14)	(0.61)
Net asset value at end of period	$22.82	$22.73	$16.17	$17.37	$18.20	$18.94
Total return(B)	7.07%(C)	40.57%	(6.91%)	0.06%	2.04%	13.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,115	$4,167	$3,296	$5,378	$7,755	$10,758
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.97%(E)	1.98%	1.97%	1.97%	2.01%	2.02%
Gross expenses (including liquidity provider expenses)(F)	2.26%(E)	2.36%	2.57%	2.40%	2.31%	2.33%
Net investment loss	(0.10%)(E)	(0.69%)	(0.25%)	(0.17%)	(0.43%)	(0.56%)
Portfolio turnover rate	15%(C)	33%(G)	37%	34%	31%	43%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.22% and for Class C was 1.97% for the year ended September 30, 2021.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.54% and for Class C was 2.35% for the year ended September 30, 2021.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$23.75	$16.78	$17.99	$18.79	$19.45	$17.57
Income (loss) from investment operations:
Net investment income	0.11	0.07(A)	0.12	0.14	0.11	0.08
Net realized and unrealized gains (losses) on investments	1.67	6.96	(1.20)	(0.04)	0.48	2.49
Total from investment operations	1.78	7.03	(1.08)	0.10	0.59	2.57
Distributions from:
Net investment income	(0.16)	(0.06)	(0.13)	(0.14)	(0.11)	(0.08)
Realized capital gains	(1.49)	—	—	(0.76)	(1.14)	(0.61)
Total distributions	(1.65)	(0.06)	(0.13)	(0.90)	(1.25)	(0.69)
Net asset value at end of period	$23.88	$23.75	$16.78	$17.99	$18.79	$19.45
Total return	7.61%(B)	41.97%	(5.97%)	1.08%	3.00%	14.91%
Ratios and supplemental data:
Net assets at end of period (000's)	$414,200	$400,865	$299,596	$286,407	$337,247	$322,979
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.97%(D)	0.98%	0.97%	0.97%	1.00%	1.02%
Gross expenses (including liquidity provider expenses)(E)	1.13%(D)	1.16%	1.22%	1.19%	1.05%	1.10%
Net investment income	0.90%(D)	0.31%	0.75%	0.84%	0.57%	0.43%
Portfolio turnover rate	15%(B)	33%(F)	37%	34%	31%	43%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y was 0.97% for the year ended September 30, 2021.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y was 1.15% for the year ended September 30, 2021.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$23.88	$16.87	$18.09	$18.89	$19.54	$17.64
Income (loss) from investment operations:
Net investment income	0.12	0.10(A)	0.15	0.17	0.12	0.09
Net realized and unrealized gains (losses) on investments	1.68	7.00	(1.22)	(0.04)	0.50	2.52
Total from investment operations	1.80	7.10	(1.07)	0.13	0.62	2.61
Distributions from:
Net investment income	(0.17)	(0.09)	(0.15)	(0.17)	(0.13)	(0.10)
Realized capital gains	(1.49)	—	—	(0.76)	(1.14)	(0.61)
Total distributions	(1.66)	(0.09)	(0.15)	(0.93)	(1.27)	(0.71)
Net asset value at end of period	$24.02	$23.88	$16.87	$18.09	$18.89	$19.54
Total return	7.68%(B)	42.16%	(5.86%)	1.20%	3.17%	15.04%
Ratios and supplemental data:
Net assets at end of period (000's)	$489,534	$456,557	$370,247	$453,198	$431,412	$334,083
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.84%(D)	0.85%	0.84%	0.84%	0.87%	0.89%
Gross expenses (including liquidity provider expenses)(E)	0.94%(D)	0.97%	0.98%	0.97%	0.99%	1.01%
Net investment income	1.03%(D)	0.44%	0.88%	0.97%	0.70%	0.57%
Portfolio turnover rate	15%(B)	33%(F)	37%	34%	31%	43%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.84% for the year ended September 30, 2021.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.96% for the year ended September 30, 2021.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$20.61	$17.22	$13.12	$17.73	$16.58	$16.14
Income (loss) from investment operations:
Net investment loss	(0.08)	(0.19)(A)	(0.11)(A)	(0.06)	(0.21)	(0.34)
Net realized and unrealized gains (losses) on investments	(5.05)	5.43	6.58	(0.72)	4.72	2.94
Total from investment operations	(5.13)	5.24	6.47	(0.78)	4.51	2.60
Distributions from:
Realized capital gains	(2.16)	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)
Net asset value at end of period	$13.32	$20.61	$17.22	$13.12	$17.73	$16.58
Total return(B)	(27.36%)(C)	32.30%	58.43%	(1.75%)	33.03%	19.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$566,908	$841,243	$163,697	$89,299	$97,583	$89,860
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.07%(E)	1.06%(F)	1.25%(F)	1.44%	1.43%	1.23%
Gross expenses (including liquidity provider expenses)(G)	1.07%(E)	1.06%	1.24%	1.44%	1.43%	1.25%
Net investment loss	(0.95%)(E)	(0.96%)	(0.85%)	(1.23%)	(1.28%)	(0.95%)
Portfolio turnover rate	15%(C)(H)	35%(H)(I)	41%(H)	25%(H)	21%(H)	22%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.05%, 1.04%, 1.22%, 1.40% and 1.42% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.05%, 1.04%, 1.21%, 1.40% and 1.42% for the six month ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$16.95	$14.57	$11.52	$16.20	$15.51	$15.36
Income (loss) from investment operations:
Net investment loss	(0.11)	(0.28)(A)	(0.18)(A)	(0.51)	(0.24)	(0.79)
Net realized and unrealized gains (losses) on investments	(4.06)	4.51	5.60	(0.34)	4.29	3.10
Total from investment operations	(4.17)	4.23	5.42	(0.85)	4.05	2.31
Distributions from:
Realized capital gains	(2.16)	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)
Net asset value at end of period	$10.62	$16.95	$14.57	$11.52	$16.20	$15.51
Total return(B)	(27.63%)(C)	31.14%	57.27%	(2.44%)	32.11%	18.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$41,418	$75,082	$36,065	$50,079	$80,444	$73,516
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	1.76%(E)	1.86%	2.01%	2.19%	2.18%	1.98%
Gross expenses (including liquidity provider expenses)(F)	1.87%(E)	1.87%	2.04%	2.21%	2.19%	2.01%
Net investment loss	(1.65%)(E)	(1.75%)	(1.56%)	(1.98%)	(2.03%)	(1.70%)
Portfolio turnover rate	15%(C)(G)	35%(G)(H)	41%(G)	25%(G)	21%(G)	22%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class C were 1.74%, 1.84%, 1.98%, 2.15% and 2.17% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class C were 1.85%, 1.85%, 2.01%, 2.17% and 2.18% for the six month ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$22.86	$18.89	$14.14	$18.73	$17.29	$16.70
Income (loss) from investment operations:
Net investment loss	(0.07)	(0.16)(A)	(0.09)(A)	(0.14)	(0.18)	(0.10)
Net realized and unrealized gains (losses) on investments	(5.66)	5.98	7.21	(0.62)	4.98	2.85
Total from investment operations	(5.73)	5.82	7.12	(0.76)	4.80	2.75
Distributions from:
Realized capital gains	(2.16)	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)
Net asset value at end of period	$14.97	$22.86	$18.89	$14.14	$18.73	$17.29
Total return	(27.29%)(B)	32.53%	58.86%	(1.45%)	33.36%	19.89%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,152,102	$1,784,643	$1,565,333	$1,089,979	$1,556,324	$1,775,755
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	0.84%(D)	0.85%	1.00%(E)	1.19%(E)	1.18%(E)	0.98%
Gross expenses (including liquidity provider expenses)(F)	0.84%(D)	0.85%	0.99%	1.18%	1.17%	0.99%
Net investment loss	(0.73%)(D)	(0.74%)	(0.58%)	(0.98%)	(1.03%)	(0.70%)
Portfolio turnover rate	15%(B)(G)	35%(G)(H)	41%(G)	25%(G)	21%(G)	22%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 0.82%, 0.83%, 0.97%, 1.15% and 1.17% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(D)	Annualized.
(E)	Net expenses include amounts recouped by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.82%, 0.83%, 0.96%, 1.14% and 1.16% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$20.63	$17.25	$13.14	$17.75	$16.58	$16.15
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.20)(A)	(0.11)(A)	(0.17)	(0.20)	(0.32)
Net realized and unrealized gains (losses) on investments	(5.05)	5.43	6.59	(0.61)	4.73	2.91
Total from investment operations	(5.14)	5.23	6.48	(0.78)	4.53	2.59
Distributions from:
Realized capital gains	(2.16)	(1.85)	(2.37)	(3.83)	(3.36)	(2.16)
Net asset value at end of period	$13.33	$20.63	$17.25	$13.14	$17.75	$16.58
Total return	(27.38%)(B)	32.17%	58.42%	(1.69%)	33.10%	19.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$368,484	$570,206	$491,741	$458,996	$611,071	$556,651
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.16%(D)(E)	1.16%(E)	1.24%	1.43%	1.42%	1.22%
Gross expenses (including liquidity provider expenses)(F)	1.15%(D)	1.16%	1.31%	1.49%	1.47%	1.28%
Net investment loss	(1.05%)(D)	(1.05%)	(0.82%)	(1.22%)	(1.27%)	(0.94%)
Portfolio turnover rate	15%(B)(G)	35%(G)(H)	41%(G)	25%(G)	21%(G)	22%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Z were 1.14%, 1.14%, 1.21%, 1.39% and 1.41% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(D)	Annualized.
(E)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Z were 1.13%, 1.14%, 1.28%, 1.45% and 1.46% for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Period Ended September 30, 2020(A)

Net asset value at beginning of period	$22.88	$18.89	$19.81(B)
Income (loss) from investment operations:
Net investment loss	(0.07)	(0.15)(C)	(0.01)(C)
Net realized and unrealized gains (losses) on investments	(5.66)	5.99	(0.91)
Total from investment operations	(5.73)	5.84	(0.92)
Distributions from:
Realized capital gains	(2.16)	(1.85)	—
Net asset value at end of period	$14.99	$22.88	$18.89
Total return	(27.26%)(D)	32.65%	(4.64%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,746,761	$2,582,030	$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.79%(F)	0.79%(G)	0.81%(F)
Gross expenses (including liquidity provider expenses)(H)	0.79%(F)	0.79%	1,344.66%(F)
Net investment loss	(0.68%)(F)	(0.69%)	(0.81%)(F)
Portfolio turnover rate	15%(D)(I)	35%(I)(J)	41%(I)
(A)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.77%, 0.77% and 0.78% for the six months ended March 31, 2022 and the year ended September 30, 2021 and the period ended September 30, 2020, respectively.
(F)	Annualized.
(G)	Net expenses include amounts recouped by the Advisor.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Institutional Class was 0.77%, 0.77% and 1344.63% for the six months ended March 31, 2022 and the years ended September 30, 2021 and the period ended September 30, 2020, respectively.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(J)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund—Class R6
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Period Ended September 30, 2020(A)

Net asset value at beginning of period	$22.88	$18.89	$19.81(B)
Income (loss) from investment operations:
Net investment loss	(0.06)	(0.14)(C)	(0.01)(C)
Net realized and unrealized gains (losses) on investments	(5.67)	5.98	(0.91)
Total from investment operations	(5.73)	5.84	(0.92)
Distributions from:
Realized capital gains	(2.16)	(1.85)	—
Net asset value at end of period	$14.99	$22.88	$18.89
Total return	(27.26%)(D)	32.65%	(4.64%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$467,525	$498,994	$2
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.74%(F)	0.74%	0.75%(F)
Gross expenses (including liquidity provider expenses)(G)	0.75%(F)	0.75%	3.55%(F)
Net investment loss	(0.63%)(F)	(0.65%)	(0.73%)(F)
Portfolio turnover rate	15%(D)(H)	35%(H)(I)	41%(H)
(A)	Represents the period from commencement of operations (September 1, 2020) through September 30, 2020.
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on September 1, 2020.
(C)	The net investment income per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.72%, 0.72% and 0.72% for the six months ended March 31, 2022 and the year ended September 30, 2021 and the period ended September 30, 2020, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class R6 was 0.73%, 0.73% and 3.52% for the six months ended March 31, 2022 and the years ended September 30, 2021 and the period ended September 30, 2020, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(I)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$14.05	$10.29	$12.35	$16.24	$17.73	$16.24
Income (loss) from investment operations:
Net investment income (loss)	(0.01)(A)	0.05(A)	0.01(A)	—(B)	0.32(A)(C)	0.02
Net realized and unrealized gains (losses) on investments	0.20	3.91	(0.98)	(0.49)	1.52	1.47
Total from investment operations	0.19	3.96	(0.97)	(0.49)	1.84	1.49
Distributions from:
Net investment income	(0.03)	—	—	—	(0.34)	—
Realized capital gains	(1.78)	(0.20)	(1.09)	(3.40)	(2.99)	—
Total distributions	(1.81)	(0.20)	(1.09)	(3.40)	(3.33)	—
Net asset value at end of period	$12.43	$14.05	$10.29	$12.35	$16.24	$17.73
Total return(D)	0.67%(E)	38.68%	(8.92%)	0.22%	12.14%	9.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,953	$5,266	$4,313	$3,750	$8,142	$12,461
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.24%(G)	1.27%	1.27%	1.39%	1.39%	1.38%
Gross expenses (including liquidity provider expenses)(H)	1.72%(G)	1.78%	2.09%	2.01%	1.65%	1.52%
Net investment income (loss)	(0.09%)(G)	0.39%	0.08%	0.02%	1.99%(C)	—(B)
Portfolio turnover rate	5%(E)(I)	33%(I)	22%(I)	17%(I)	29%(I)	18%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share or 0.005%.
(C)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class A by $0.34 and 2.10%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.24%, 1.24%, 1.34% and 1.38% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(G)	Annualized.
(H)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.75%, 2.06%, 1.96% and 1.64% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$12.69	$9.38	$11.41	$15.40	$16.94	$15.63
Income (loss) from investment operations:
Net investment income (loss)	(0.05)(A)	(0.04)(A)	(0.07)(A)	(0.10)	0.19(A)(B)	(0.31)
Net realized and unrealized gains (losses) on investments	0.18	3.55	(0.87)	(0.49)	1.45	1.62
Total from investment operations	0.13	3.51	(0.94)	(0.59)	1.64	1.31
Distributions from:
Net investment income	(0.01)	—	—	—	(0.19)	—
Realized capital gains	(1.78)	(0.20)	(1.09)	(3.40)	(2.99)	—
Total distributions	(1.79)	(0.20)	(1.09)	(3.40)	(3.18)	—
Net asset value at end of period	$11.03	$12.69	$9.38	$11.41	$15.40	$16.94
Total return(C)	0.28%(D)	37.62%	(9.43%)	(0.58%)	11.33%	8.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$210	$197	$295	$3,356	$6,299	$9,266
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	1.99%(F)	2.02%	2.02%	2.14%	2.14%	2.13%
Gross expenses (including liquidity provider expenses)(G)	7.05%(F)	4.51%	3.10%	2.64%	2.40%	2.28%
Net investment income (loss)	(0.84%)(F)	(0.36%)	(0.68%)	(0.73%)	1.24%(B)	(0.75%)
Portfolio turnover rate	5%(D)(H)	33%(H)	22%(H)	17%(H)	29%(H)	18%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company's conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class C by $0.34 and 2.10%, respectively.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.99%, 1.99%, 2.09% and 2.13% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 4.48%, 3.07%, 2.59% and 2.39% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$14.28	$10.52	$12.59	$16.45	$17.94	$16.44
Income (loss) from investment operations:
Net investment income	0.01(A)	0.09(A)	0.04(A)	0.04	0.37(A)(B)	0.05
Net realized and unrealized gains (losses) on investments	0.20	3.98	(1.00)	(0.50)	1.53	1.50
Total from investment operations	0.21	4.07	(0.96)	(0.46)	1.90	1.55
Distributions from:
Net investment income	(0.04)	(0.11)	(0.02)	—	(0.40)	(0.05)
Realized capital gains	(1.78)	(0.20)	(1.09)	(3.40)	(2.99)	—
Total distributions	(1.82)	(0.31)	(1.11)	(3.40)	(3.39)	(0.05)
Net asset value at end of period	$12.67	$14.28	$10.52	$12.59	$16.45	$17.94
Total return	0.80%(C)	39.02%	(8.65%)	0.44%	12.44%	9.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$55,002	$49,842	$35,573	$34,709	$51,218	$84,954
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	0.99%(E)	1.02%	1.02%	1.14%	1.14%	1.13%
Gross expenses (including liquidity provider expenses)(F)	1.21%(E)	1.25%	1.32%	1.31%	1.17%	1.15%
Net investment income	0.16%(E)	0.64%	0.33%	0.27%	2.24%(B)	0.25%
Portfolio turnover rate	5%(C)(G)	33%(G)	22%(G)	17%(G)	29%(G)	18%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company’s conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Class Y by $0.34 and 2.10%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.99%, 0.99%, 1.09% and 1.13% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.22%, 1.29%, 1.26% and 1.16% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$14.23	$10.49	$12.55	$16.40	$17.93	$16.43
Income (loss) from investment operations:
Net investment income	0.02(A)	0.10(A)	0.04(A)	0.06	0.38(A)(B)	0.16
Net realized and unrealized gains (losses) on investments	0.19	3.97	(0.97)	(0.51)	1.53	1.41
Total from investment operations	0.21	4.07	(0.93)	(0.45)	1.91	1.57
Distributions from:
Net investment income	(0.04)	(0.13)	(0.04)	—	(0.45)	(0.07)
Realized capital gains	(1.78)	(0.20)	(1.09)	(3.40)	(2.99)	—
Total distributions	(1.82)	(0.33)	(1.13)	(3.40)	(3.44)	(0.07)
Net asset value at end of period	$12.62	$14.23	$10.49	$12.55	$16.40	$17.93
Total return	0.82%(C)	39.13%	(8.57%)	0.54%	12.52%	9.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$37,393	$39,656	$33,201	$36,691	$93,636	$122,876
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(D)	0.91%(E)	0.94%	0.94%	1.06%	1.06%	1.05%
Gross expenses (including liquidity provider expenses)(F)	1.13%(E)	1.16%	1.21%	1.20%	1.10%	1.05%
Net investment income	0.24%(E)	0.72%	0.41%	0.35%	2.32%(B)	0.34%
Portfolio turnover rate	5%(C)(G)	33%(G)	22%(G)	17%(G)	29%(G)	18%
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Includes impact of special dividend from Alexander & Baldwin Inc. in January, 2018 as part of the company’s conversion to a real estate investment trust. This special dividend enhanced the net investment income per share and ratio of net investment income for Institutional Class by $0.34 and 2.10%, respectively.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.91%, 0.91%, 1.01% and 1.05% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.13%, 1.18%, 1.15% and 1.09% for the years ended September 30, 2021, 2020, 2019 and 2018, respectively.
(G)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$32.49	$20.63	$24.00	$27.91	$26.06	$22.20
Income (loss) from investment operations:
Net investment income	0.06(A)	(—)(A)	0.03(A)	0.11	0.02	0.03
Net realized and unrealized gains (losses) on investments	0.95	11.98	(3.34)	(2.29)	1.83	3.85
Total from investment operations	1.01	11.98	(3.31)	(2.18)	1.85	3.88
Distributions from:
Net investment income	(0.13)	(0.08)	(0.04)	(0.03)	—(B)	(0.02)
Realized capital gains	—	—	—	(1.70)	—	—
Return of capital	—	(0.04)	(0.02)	—	—	—
Total distributions	(0.13)	(0.12)	(0.06)	(1.73)	—(B)	(0.02)
Net asset value at end of period	$33.37	$32.49	$20.63	$24.00	$27.91	$26.06
Total return(C)	3.08%(D)	57.95%	(13.83%)	(7.37%)	7.12%	17.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,869	$24,620	$16,552	$24,389	$83,139	$76,884
Ratio to average net assets:
Net expenses	1.38%(E)	1.38%	1.38%	1.38%	1.38%	1.38%
Gross expenses	1.53%(E)	1.55%	1.58%	1.68%	1.75%	1.83%
Net investment income (loss)	0.33%(E)	(0.02%)	0.12%	0.19%	0.09%	0.07%
Portfolio turnover rate	12%(D)	29%	41%	28%	49%(F)(G)	63%(F)
Touchstone Small Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$31.06	$19.84	$23.21	$27.22	$25.60	$21.95
Income (loss) from investment operations:
Net investment loss	(0.07)(A)	(0.22)(A)	(0.13)(A)	(0.41)	(0.11)	(0.22)
Net realized and unrealized gains (losses) on investments	0.92	11.50	(3.22)	(1.90)	1.73	3.87
Total from investment operations	0.85	11.28	(3.35)	(2.31)	1.62	3.65
Distributions from:
Net investment income	(0.06)	(0.04)	(0.02)	—	—	—
Realized capital gains	—	—	—	(1.70)	—	—
Return of capital	—	(0.02)	—(B)	—	—	—
Total distributions	(0.06)	(0.06)	(0.02)	(1.70)	—	—
Net asset value at end of period	$31.85	$31.06	$19.84	$23.21	$27.22	$25.60
Total return(C)	2.68%(D)	56.81%	(14.46%)	(8.07%)	6.29%	16.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$436	$562	$453	$788	$1,433	$1,223
Ratio to average net assets:
Net expenses	2.13%(E)	2.13%	2.13%	2.13%	2.13%	2.13%
Gross expenses	3.92%(E)	3.71%	4.50%	3.57%	3.66%	3.69%
Net investment loss	(0.42%)(E)	(0.77%)	(0.63%)	(0.56%)	(0.66%)	(0.68%)
Portfolio turnover rate	12%(D)	29%	41%	28%	49%(F)(G)	63%(F)
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$32.61	$20.67	$24.05	$27.96	$26.14	$22.24
Income (loss) from investment operations:
Net investment income	0.10(A)	0.07(A)	0.08(A)	0.10	0.15	0.06
Net realized and unrealized gains (losses) on investments	0.95	12.01	(3.34)	(2.23)	1.78	3.88
Total from investment operations	1.05	12.08	(3.26)	(2.13)	1.93	3.94
Distributions from:
Net investment income	(0.15)	(0.09)	(0.09)	(0.08)	(0.11)	(0.04)
Realized capital gains	—	—	—	(1.70)	—	—
Return of capital	—	(0.05)	(0.03)	—	—	—
Total distributions	(0.15)	(0.14)	(0.12)	(1.78)	(0.11)	(0.04)
Net asset value at end of period	$33.51	$32.61	$20.67	$24.05	$27.96	$26.14
Total return	3.19%(B)	58.32%	(13.60%)	(7.16%)	7.41%	17.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,858	$41,793	$28,435	$24,921	$41,365	$2,829
Ratio to average net assets:
Net expenses	1.13%(C)	1.13%	1.13%	1.13%	1.13%	1.13%
Gross expenses	1.23%(C)	1.26%	1.31%	1.30%	1.71%	1.95%
Net investment income	0.58%(C)	0.23%	0.37%	0.44%	0.34%	0.32%
Portfolio turnover rate	12%(B)	29%	41%	28%	49%(D)(E)	63%(D)
Touchstone Small Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$32.67	$20.68	$24.04	$27.94	$26.14	$22.22
Income (loss) from investment operations:
Net investment income (loss)	0.12(A)	0.11(A)	0.12(A)	0.18	0.28	(0.06)
Net realized and unrealized gains (losses) on investments	0.96	12.03	(3.33)	(2.27)	1.69	4.04
Total from investment operations	1.08	12.14	(3.21)	(2.09)	1.97	3.98
Distributions from:
Net investment income	(0.16)	(0.10)	(0.11)	(0.11)	(0.17)	(0.06)
Realized capital gains	—	—	—	(1.70)	—	—
Return of capital	—	(0.05)	(0.04)	—	—	—
Total distributions	(0.16)	(0.15)	(0.15)	(1.81)	(0.17)	(0.06)
Net asset value at end of period	$33.59	$32.67	$20.68	$24.04	$27.94	$26.14
Total return	3.29%(B)	58.59%	(13.42%)	(6.98%)	7.53%	17.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,786	$9,176	$7,825	$40,104	$29,279	$7,699
Ratio to average net assets:
Net expenses	0.98%(C)	0.98%	0.98%	0.98%	0.98%	0.98%
Gross expenses	1.22%(C)	1.25%	1.19%	1.17%	1.27%	1.52%
Net investment income	0.73%(C)	0.38%	0.52%	0.59%	0.49%	0.47%
Portfolio turnover rate	12%(B)	29%	41%	28%	49%(D)(E)	63%(D)
(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Cap Value Opportunities Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.21	$9.23	$9.29	$9.25	$9.29	$9.32
Income (loss) from investment operations:
Net investment income	0.02	0.04	0.18	0.23	0.16	0.13
Net realized and unrealized gains (losses) on investments	(0.09)	0.02	(0.06)	0.04	(0.01)	(0.02)
Total from investment operations	(0.07)	0.06	0.12	0.27	0.15	0.11
Distributions from:
Net investment income	(0.04)	(0.08)	(0.18)	(0.23)	(0.19)	(0.14)
Net asset value at end of period	$9.10	$9.21	$9.23	$9.29	$9.25	$9.29
Total return(A)	(0.71%)(B)	0.67%	1.32%	2.95%	1.50%	1.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$144,110	$144,172	$124,233	$71,684	$76,623	$14,080
Ratio to average net assets:
Net expenses	0.69%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.73%(C)	0.74%	0.80%	0.80%	0.81%	0.90%
Net investment income	0.44%(C)	0.40%	1.84%	2.43%	1.88%	1.40%
Portfolio turnover rate	38%(B)	113%	72%	91%	143%(D)	136%
Touchstone Ultra Short Duration Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.21	$9.24	$9.29	$9.25	$9.29	$9.32
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	0.12	0.18	0.13	0.08
Net realized and unrealized gains (losses) on investments	(0.08)	0.02	(0.04)	0.04	(0.03)	(0.02)
Total from investment operations	(0.09)	0.01	0.08	0.22	0.10	0.06
Distributions from:
Net investment income	(0.02)	(0.04)	(0.13)	(0.18)	(0.14)	(0.09)
Net asset value at end of period	$9.10	$9.21	$9.24	$9.29	$9.25	$9.29
Total return(A)	(0.96%)(B)	0.07%	0.93%	2.45%	1.00%	0.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$4,299	$4,249	$5,276	$4,225	$4,492	$5,704
Ratio to average net assets:
Net expenses	1.19%(C)	1.19%	1.19%	1.19%	1.19%	1.19%
Gross expenses	1.47%(C)	1.47%	1.60%	1.71%	1.67%	1.56%
Net investment income (loss)	(0.06%)(C)	(0.10%)	1.33%	1.93%	1.38%	0.90%
Portfolio turnover rate	38%(B)	113%	72%	91%	143%(D)	136%
(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class S
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2018(A)
		2021	2020	2019
Net asset value at beginning of period	$9.21	$9.23	$9.28	$9.25	$9.29
Income (loss) from investment operations:
Net investment income	0.01	0.01	0.12	0.21	0.13
Net realized and unrealized gains (losses) on investments	(0.09)	0.03	(0.01)	0.03	(0.02)
Total from investment operations	(0.08)	0.04	0.11	0.24	0.11
Distributions from:
Net investment income	(0.03)	(0.06)	(0.16)	(0.21)	(0.15)
Net asset value at end of period	$9.10	$9.21	$9.23	$9.28	$9.25
Total return	(0.83%)(B)	0.42%	1.18%	2.59%	1.24%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$46,182	$52,456	$61,464	$135,565	$141,918
Ratio to average net assets:
Net expenses	0.94%(C)	0.94%	0.94%	0.94%	0.94%(C)
Gross expenses	0.99%(C)	0.99%	0.99%	0.99%	0.99%(C)
Net investment income	0.19%(C)	0.15%	1.58%	2.18%	1.63%(C)
Portfolio turnover rate	38%(B)	113%	72%	91%	143%(D)
Touchstone Ultra Short Duration Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.21	$9.23	$9.29	$9.25	$9.29	$9.32
Income (loss) from investment operations:
Net investment income	0.04	0.06	0.19	0.25	0.20	0.15
Net realized and unrealized gains (losses) on investments	(0.09)	0.03	(0.05)	0.04	(0.03)	(0.02)
Total from investment operations	(0.05)	0.09	0.14	0.29	0.17	0.13
Distributions from:
Net investment income	(0.06)	(0.11)	(0.20)	(0.25)	(0.21)	(0.16)
Net asset value at end of period	$9.10	$9.21	$9.23	$9.29	$9.25	$9.29
Total return	(0.59%)(B)	0.92%	1.57%	3.21%	1.75%	1.55%
Ratios and supplemental data:
Net assets at end of period (000's)	$282,708	$296,363	$292,708	$305,997	$262,571	$260,830
Ratio to average net assets:
Net expenses	0.44%(C)	0.44%	0.44%	0.44%	0.44%	0.44%
Gross expenses	0.49%(C)	0.50%	0.51%	0.51%	0.50%	0.51%
Net investment income	0.69%(C)	0.65%	2.09%	2.68%	2.13%	1.65%
Portfolio turnover rate	38%(B)	113%	72%	91%	143%(D)	136%
(A)	Represents the period from commencement of operations (October 27, 2017) through September 30, 2018.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.21	$9.23	$9.29	$9.25	$9.29	$9.32
Income (loss) from investment operations:
Net investment income	0.02	0.03	0.17	0.23	0.18	0.13
Net realized and unrealized gains (losses) on investments	(0.09)	0.03	(0.05)	0.04	(0.03)	(0.02)
Total from investment operations	(0.07)	0.06	0.12	0.27	0.15	0.11
Distributions from:
Net investment income	(0.04)	(0.08)	(0.18)	(0.23)	(0.19)	(0.14)
Net asset value at end of period	$9.10	$9.21	$9.23	$9.29	$9.25	$9.29
Total return	(0.71%)(A)	0.68%	1.32%	2.95%	1.50%	1.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$67,227	$75,058	$86,018	$128,199	$163,898	$211,797
Ratio to average net assets:
Net expenses	0.69%(B)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.78%(B)	0.78%	0.79%	0.77%	0.78%	0.78%
Net investment income	0.44%(B)	0.40%	1.83%	2.43%	1.88%	1.40%
Portfolio turnover rate	38%(A)	113%	72%	91%	143%(C)	136%
Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.20	$9.22	$9.28	$9.25	$9.29	$9.32
Income (loss) from investment operations:
Net investment income	0.05	0.07	0.20	0.26	0.21	0.16
Net realized and unrealized gains (losses) on investments	(0.10)	0.02	(0.05)	0.03	(0.03)	(0.02)
Total from investment operations	(0.05)	0.09	0.15	0.29	0.18	0.14
Distributions from:
Net investment income	(0.06)	(0.11)	(0.21)	(0.26)	(0.22)	(0.17)
Net asset value at end of period	$9.09	$9.20	$9.22	$9.28	$9.25	$9.29
Total return	(0.56%)(A)	0.98%	1.63%	3.17%	1.80%	1.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$355,120	$500,705	$417,011	$362,921	$275,561	$257,777
Ratio to average net assets:
Net expenses	0.39%(B)	0.39%	0.39%	0.39%	0.39%	0.39%
Gross expenses	0.45%(B)	0.45%	0.46%	0.46%	0.46%	0.45%
Net investment income	0.74%(B)	0.70%	2.13%	2.73%	2.18%	1.70%
Portfolio turnover rate	38%(A)	113%	72%	91%	143%(C)	136%
(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2022 (Unaudited)
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Anti-Benchmark® International Core Equity Fund ("Anti-Benchmark® International Core Equity Fund”)
Touchstone Credit Opportunities Fund ("Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Impact Bond Fund ("Impact Bond Fund”)
Touchstone International ESG Equity Fund ("International ESG Equity Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Each Fund is diversified, with the exception of the Credit Opportunities Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Anti-Benchmark® International Core Equity Fund				X		X
Credit Opportunities Fund	X	X		X		X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Impact Bond Fund	X	X		X		X	X
International ESG Equity Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of

Notes to Financial Statements (Unaudited) (Continued)
their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Anti-Benchmark® International Core Equity Fund, the Credit Opportunities Fund, the High Yield Fund and the Impact Bond Fund held Level 3 categorized securities during the six months ended March 31, 2022. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures approved by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Financial Statements (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of March 31, 2022, the Funds did not hold any unfunded loan commitments.
Collateralized Loan Obligations — The Active Bond Fund, Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2022, the Credit Opportunities Fund had securities sold short as shown on the Portfolio of Investments.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market

Notes to Financial Statements (Unaudited) (Continued)
interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited. As of March 31, 2022, the Credit Opportunities Fund had options and written options as shown in the Portfolio of Investments.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (“SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of March 31, 2022, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Credit Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or

Notes to Financial Statements (Unaudited) (Continued)
insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission, or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.
As of March 31, 2022, the Credit Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the six months ended March 31, 2022, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT

Notes to Financial Statements (Unaudited) (Continued)
investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and the Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of March 31, 2022, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$—	$25,240
Total	$—	$25,240

Notes to Financial Statements (Unaudited) (Continued)
The following table presents the Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2022:
Counterparty	Derivative Type	Gross Amount of Recognized Liabilities	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Received	Cash Collateral Received	Net Amount(A)
Wells Fargo	Forward-Foreign Currency Contracts	$(25,240)	$—	$—	$—	$(25,240)
(A)	Net amount represents the net amount payable to the counterparty in the event of default.
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Futures Contracts - Interest Rate Contracts*	$94,487	$239,646
Credit Opportunities Fund	Purchased Options - Equity Contracts**	174,960	—
	Written Options - Equity Contracts***	—	640
	Forwards - Foreign Currency Contracts****	—	25,240
	Swap Agreements - Credit Contracts*****	8,498	24,385
*	Statements of Assets and Liabilities Location: Receivable and Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
**	Statements of Assets and Liabilities Location: Investments, at market value.
***	Statements of Assets and Liabilities Location: Written options, at market value.
****	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
*****	Statements of Assets and Liabilities Location: Receivable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts	$317,891	$(145,159)
Credit Opportunities Fund	Purchased Options - Equity Contracts*	(140,708)	(477,979)
	Written Options - Equity Contracts**	226,604	7,494
	Forwards - Foreign Currency Exchange Contracts***	397,518	(128,084)
	Swap Agreements - Credit Contracts****	(32,803)	40,782
*	Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.
**	Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.
***	Statements of Operations Location: Net realized gains on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
****	Statements of Operations Location: Net realized losses on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements, respectively.

Notes to Financial Statements (Unaudited) (Continued)
For the six months ended March 31, 2022, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Credit Opportunities Fund were as follows:
	Active Bond Fund	Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$246,648
Written Options - Premiums received	—	6,690
Credit Contracts:
Credit Default Swaps - Notional value	—	1,382,903
Forward currency exchange contracts:
U.S. dollar amount received	—	5,475,831
Interest Rate Contracts:
Futures Contracts - Notional Value	19,584,086	—
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of March 31, 2022, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Active Bond Fund	Corporate Bonds	$1,228,374	$1,257,750	$29,376
Anti-Benchmark® International Core Equity Fund	Common Stocks	313,599	335,447	21,848
Credit Opportunities Fund	Corporate Bonds	7,614,627	8,506,565	891,938
	Exchange-Traded Fund	1,213,344	1,248,192	34,848
Total Credit Opportunities Fund		8,827,971	9,754,757	926,786
High Yield Fund	Corporate Bonds	1,099,623	1,153,863	54,240
	Common Stocks	92,325	96,315	3,990
Total High Yield Fund		1,191,948	1,250,178	58,230
International ESG Equity Fund	Common Stocks	1,069,287	1,298,697	229,410
Sands Capital Select Growth Fund	Common Stocks	4,031,710	4,236,870	205,160
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (receive from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery

Notes to Financial Statements (Unaudited) (Continued)
transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Credit Opportunities Fund, High Yield Fund, Impact Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Credit Opportunities Fund, High Yield Fund and Impact Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Anti-Benchmark® International Core Equity Fund, International ESG Equity Fund, Mid Cap Fund, Sands Capital Select Growth Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. Prior to April 1, 2022, the Credit Opportunities Fund distributed its income, if any, quarterly, as a dividend to shareholders. Beginning April 2022, the Credit Opportunities Fund will distribute its income, if any, monthly, as a dividend to shareholders. The Active Bond Fund, High Yield Fund and Impact Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Financial Statements (Unaudited) (Continued)
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants have or will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2022:
	Active Bond Fund	Anti- Benchmark® International Core Equity Fund	Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Purchases of investment securities	$83,209,978	$9,506,288	$169,994,249	$249,357,106	$42,368,081
Proceeds from sales and maturities	$56,657,941	$32,989,526	$111,704,380	$723,607,736	$60,965,511
	Impact Bond Fund	International ESG Equity Fund	Mid Cap Fund*	Mid Cap Value Fund	Sands Capital Select Growth Fund*
Purchases of investment securities	$35,757,170	$11,964,695	$356,372,168	$137,571,189	$821,710,172
Proceeds from sales and maturities	$7,462,632	$3,093,008	$253,601,824	$157,799,842	$899,308,769
	Small Cap Fund*	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$10,183,955	$9,483,232	$344,768,197
Proceeds from sales and maturities	$4,665,392	$12,708,744	$420,823,995
*	Mid Cap Fund, Sands Capital Select Growth Fund and Small Cap Fund had redemptions-in-kind out of the Fund of $300,002,915, $283,863,509 and $3,958,498, respectively. The redemptions were comprised of securities in the amount of $254,069,738, $256,031,696 and $2,965,387, which is excluded from the proceeds from sales and maturities, and cash in the amount of $45,933,177, $27,831,813, and $993,111, for the Mid Cap Fund, Sands Capital Select Growth Fund and Small Cap Fund, respectively.
For the six months ended March 31, 2022, purchases and proceeds from sales and maturities in U.S. Government Securities were $238,111,879 and $281,356,606, respectively, for the Active Bond Fund, $39,879,757 and $27,769,818, respectively, for the Impact Bond Fund and $4,555,419 and $13,828,750, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2022.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").

Notes to Financial Statements (Unaudited) (Continued)
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $180,024 for the Funds’ Board for the six months ended March 31, 2022.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund*	0.38% on the first $200 million 0.30% on such assets over $200 million
Anti-Benchmark® International Core Equity Fund	0.45% on the first $1 billion 0.40% on such assets over $1 billion
Credit Opportunities Fund	0.60%
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Impact Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
International ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund	0.75%
Sands Capital Select Growth Fund	0.70% on the first $1 billion 0.65% on the next $500 million 0.60% on the next $500 million 0.55% on such assets over $2 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund	0.85%
Ultra Short Duration Fixed Income Fund	0.25%
* Prior to January 1, 2022, the Fund paid 0.40% on the first $300 million and 0.35% on such assets over $300 million.
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
Ares Capital Management II LLC	The London Company
Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
Impact Bond Fund	Rockefeller & Co. LLC
Fort Washington Investment Advisors, Inc.*	International ESG Equity Fund
Active Bond Fund	Sands Capital Management, LLC
Dividend Equity Fund	Sands Capital Select Growth Fund
High Yield Fund	TOBAM S.A.S.
Ultra Short Duration Fixed Income Fund	Anti-Benchmark® International Core Equity Fund
Leeward Investments, LLC**
Mid Cap Value Fund
Small Cap Value Fund
*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
**Prior to March 1, 2022, the sub-advisor was LMCG Investments, LLC.

Notes to Financial Statements (Unaudited) (Continued)
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund*	0.83%	1.56%	—	0.58%	—	0.50%	—	July 29, 2023
Anti-Benchmark® International Core Equity Fund	—	—	—	0.69%	—	0.59%	—	January 29, 2023
Credit Opportunities Fund	1.03%	1.43%	—	0.83%	—	0.73%	—	July 29, 2023
Dividend Equity Fund	0.99%	1.69%	—	0.77%	—	0.67%	0.65%	July 29, 2023
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%	—	January 29, 2023
Impact Bond Fund	0.76%	1.51%	—	0.51%	—	0.41%	0.37%	January 29, 2023
International ESG Equity Fund	1.17%	1.95%	—	0.90%	—	0.89%	—	January 29, 2023
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2023
Mid Cap Value Fund	1.22%	1.97%	—	0.97%	—	0.84%	—	January 29, 2023
Sands Capital Select Growth Fund	1.13%	1.74%	—	0.90%	1.14%	0.78%	0.72%	July 29, 2023
Small Cap Fund	1.24%	1.99%	—	0.99%	—	0.91%	—	January 29, 2023
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%	—	January 29, 2023
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%	—	January 29, 2023
*	Prior to January 1, 2022, the expense limitation for Class A shares was 0.90%, Class C shares was 1.63%, Class Y shares was 0.65% and Institutional Class was 0.57%.
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended March 31, 2022, the Advisor or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$9,285	$85,038	$94,323
Anti-Benchmark® International Core Equity Fund	—	16,164	62,699	78,863
Credit Opportunities Fund	—	1,675	228,799	230,474
Dividend Equity Fund	—	—	255,381	255,381
High Yield Fund	—	23,567	54,904	78,471
Impact Bond Fund	—	3,713	88,728	92,441
International ESG Equity Fund	—	15,501	56,955	72,456
Mid Cap Fund	—	—	6,412	6,412
Mid Cap Value Fund	—	127,105	467,084	594,189
Sands Capital Select Growth Fund	—	16,628	36,946	53,574
Small Cap Fund	—	45,148	72,512	117,660
Small Cap Value Fund	—	6,145	51,118	57,263
Ultra Short Duration Fixed Income Fund	—	25,254	260,948	286,202
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.

Notes to Financial Statements (Unaudited) (Continued)
As of March 31, 2022, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2022	Expires on or before September 30, 2022	Expires on or before September 30, 2023	Expires on or before September 30, 2024	Expires on or before September 30, 2025	Total
Active Bond Fund	$—	$140,432	$170,804	$91,314	$47,659	$450,209
Anti-Benchmark® International Core Equity Fund	—	114,246	141,795	157,113	78,863	492,017
Credit Opportunities Fund	75,137	107,785	229,289	179,639	69,297	661,147
Dividend Equity Fund	—	—	—	2,947	3,942	6,889
High Yield Fund	—	58,462	85,080	72,946	58,915	275,403
Impact Bond Fund	—	133,534	247,247	185,879	75,490	642,150
International ESG Equity Fund	—	50,433	141,782	110,488	51,232	353,935
Mid Cap Fund	—	89,953	85,991	629	6,412	182,985
Mid Cap Value Fund	—	837,486	1,340,628	1,228,808	573,164	3,980,086
Sands Capital Select Growth Fund	—	153,785	270,747	17,026	22,486	464,044
Small Cap Fund	—	88,706	218,366	217,704	110,030	634,806
Small Cap Value Fund	—	67,777	142,724	78,571	35,650	324,722
Ultra Short Duration Fixed Income Fund	—	318,593	615,640	480,103	237,491	1,651,827
For the six months ended March 31, 2022, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from Impact Bond Fund, Mid Cap Fund and Sands Capital Select Growth Fund of $13,300, $204,851 and $20,196, respectively.
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets and is included in Administration Fees on Statement of Operations.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and

Notes to Financial Statements (Unaudited) (Continued)
for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2023. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2022:
Fund	Amount
Active Bond Fund	$ 6,845
Credit Opportunities Fund	3,803
Dividend Equity Fund	17,868
High Yield Fund	811
Impact Bond Fund	267
International ESG Equity Fund	434
Mid Cap Fund	7,351
Mid Cap Value Fund	940
Sands Capital Select Growth Fund	15,669
Small Cap Fund	558
Small Cap Value Fund	569
Ultra Short Duration Fixed Income Fund	622
In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended March 31, 2022:
Fund	Class A	Class C
Active Bond Fund	$ 116	$ 132
Credit Opportunities Fund	—	29
Dividend Equity Fund	20	1,224
Mid Cap Fund	20	200
Mid Cap Value Fund	—	54
Sands Capital Select Growth Fund	136	2,940
Ultra Short Duration Fixed Income Fund	—	193
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended March 31, 2022, the Credit Opportunities Fund had purchases and sales under Rule 17a-7 of $1,602,886 and $694,919, respectively.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended March 31, 2022, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	6,135,816	$ 254,069,738
Sands Capital Select Growth Fund	16,797,484	256,031,696
Small Cap Fund	84,060	2,965,387
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
At March 31, 2022, the Mid Cap Value Fund had an outstanding loan payable of $5,257,595 and the Mid Cap Fund had a loan receivable of $5,257,595.
During the six months ended March 31, 2022, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income*
Mid Cap Fund	$ 239,708	0.70%	$ 849
Sands Capital Select Growth Fund	$ 637,027	0.68%	$ 2,174
*	Included in Interest in the Statements of Operations.
During the six months ended March 31, 2022, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Active Bond Fund	$ 18,951	0.68%	$ 65
Credit Opportunities Fund	$ 32,583	0.68%	$ 111
High Yield Fund	$ 146,184	0.68%	$ 499
Mid Cap Value Fund	$ 28,887	0.89%	$ 130
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the years or periods ended September 30, 2021 and 2020 for all Funds except for the Dividend Equity Fund, which is for the eleven months ended September 30, 2021 and the years ended October 31, 2020 and 2019, are as follows:
	Active Bond Fund		Anti-Benchmark® International Core Equity Fund		Credit Opportunities Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
From ordinary income	$8,289,924	$9,224,555	$718,958	$830,992	$7,374,305	$5,412,892
Total distributions	$8,289,924	$9,224,555	$718,958	$830,992	$7,374,305	$5,412,892
	Dividend Equity Fund
	Eleven Months Ended September 30, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
From ordinary income	$87,137,356	$550,058,395	$295,515,778
From long-term capital gains	1,447,901	—	536,010,979
Total distributions	$88,585,257	$550,058,395	$831,526,757
	High Yield Fund		Impact Bond Fund		International ESG Equity Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
From ordinary income	$8,886,935	$10,325,343	$7,703,948	$7,625,238	$128,987	$92,070
From long-term capital gains	—	—	—	—	—	6,554,323
Total distributions	$8,886,935	$10,325,343	$7,703,948	$7,625,238	$128,987	$6,646,393
	Mid Cap Fund		Mid Cap Value Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
From ordinary income	$51,726,485	$16,227,598	$3,019,722	$6,179,571	$—	$—
From long-term capital gains	36,196,104	40,623,294	—	—	227,023,467	275,526,970
Total distributions	$87,922,589	$56,850,892	$3,019,722	$6,179,571	$227,023,467	$275,526,970
	Small Cap Fund		Small Cap Value Fund		Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2021	Year Ended September 30, 2020
From ordinary income	$807,183	$183,932	$114,334	$335,913	$11,769,916	$21,013,925
From long-term capital gains	1,317,935	6,668,316	—	—	—	—
From return of capital	—	—	105,494	111,479	—	—
Total distributions	$2,125,118	$6,852,248	$219,828	$447,392	$11,769,916	$21,013,925

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of September 30, 2021:
	Active Bond Fund	Anti-Benchmark® International Core Equity Fund	Credit Opportunities Fund	Dividend Equity Fund
Tax cost of portfolio investments	$376,755,456	$37,679,856	$263,224,847	$3,644,080,392
Gross unrealized appreciation on investments	12,263,276	5,412,004	5,200,948	183,908,735
Gross unrealized depreciation on investments	(3,767,147)	(2,823,232)	(4,627,936)	(103,448,368)
Net unrealized appreciation (depreciation) on investments	8,496,129	2,588,772	573,012	80,460,367
Gross unrealized appreciation on short sales, derivatives and foreign currency transactions	—	252	283,215	—
Gross unrealized depreciation on short sales, derivatives and foreign currency transactions	—	(631)	(266,137)	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency transactions	—	(379)	17,078	—
Capital loss carryforwards	(91,508,721)	—	(56,911,838)	—
Undistributed ordinary income	1,724,501	1,015,142	7,576,835	—
Undistributed capital gains	—	2,396,857	—	54,298,209
Other temporary differences	(149,801)	—	—	—
Accumulated earnings (deficit)	$(81,437,892)	$6,000,392	$(48,744,913)	$134,758,576
	High Yield Fund	Impact Bond Fund	International ESG Equity Fund	Mid Cap Fund
Tax cost of portfolio investments	$139,014,798	$421,111,071	$26,252,526	$3,769,099,419
Gross unrealized appreciation on investments	4,837,876	16,245,602	8,363,060	1,193,543,224
Gross unrealized depreciation on investments	(2,282,569)	(3,290,775)	(1,252,427)	(129,593,451)
Net unrealized appreciation (depreciation) on investments	2,555,307	12,954,827	7,110,633	1,063,949,773
Gross unrealized appreciation on foreign currency transactions	—	—	224	—
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	224	—
Capital loss carryforwards	(13,348,003)	(5,646,856)	—	—
Undistributed ordinary income	74,685	1,039,413	422,773	69,959,141
Undistributed capital gains	—	—	1,825,103	49,868,687
Accumulated earnings (deficit)	$(10,718,011)	$8,347,384	$9,358,733	$1,183,777,601
	Mid Cap Value Fund	Sands Capital Select Growth Fund	Small Cap Fund	Small Cap Value Fund
Tax cost of portfolio investments	$654,531,146	$3,239,070,095	$72,997,469	$55,967,415
Gross unrealized appreciation on investments	246,939,621	3,143,280,912	26,687,356	23,172,001
Gross unrealized depreciation on investments	(17,775,311)	(11,259,155)	(4,704,962)	(2,222,504)
Net unrealized appreciation (depreciation) on investments	229,164,310	3,132,021,757	21,982,394	20,949,497
Capital loss carryforwards	—	—	—	(13,819,309)
Undistributed ordinary income	7,962,630	52,821,660	592,650	—
Undistributed capital gains	44,967,542	552,565,021	10,640,623	—
Accumulated earnings (deficit)	$282,094,482	$3,737,408,438	$33,215,667	$7,130,188
Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$1,110,698,477
Gross unrealized appreciation on investments	1,365,085
Gross unrealized depreciation on investments	(2,701,321)
Net unrealized appreciation (depreciation) on investments	(1,336,236)
Capital loss carryforwards	(104,990,187)
Undistributed ordinary income	523,973
Other temporary differences	(105,345)
Accumulated earnings (deficit)	$(105,907,795)

Notes to Financial Statements (Unaudited) (Continued)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment company adjustments, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 55,475,994	$ 36,032,727	$ 91,508,721
Credit Opportunities Fund*	5,698,509	51,213,329	56,911,838
High Yield Fund	—	13,348,003	13,348,003
Impact Bond Fund	113,616	5,533,240	5,646,856
Small Cap Value Fund	6,572,278	7,247,031	13,819,309
Ultra Short Duration Fixed Income Fund*	33,129,444	71,860,743	104,990,187
*	Future utilization may be limited under current tax laws
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended September 30, 2021, the following Funds utilized capital loss carryforwards:
Fund	Utilized
Active Bond Fund	$ 8,970,575
Anti-Benchmark® International Core Equity Fund	696,512
Credit Opportunities Fund	5,080,241
Dividend Equity Fund	628,429,823
High Yield Fund	6,953,509
Impact Bond Fund	304,444
International ESG Equity Fund	1,240,415
Mid Cap Value Fund	11,468,563
Small Cap Value Fund	5,330,852
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended September 30, 2018 through 2021) and have concluded that no provision for income tax is required in their financial statements.
As of March 31, 2022, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$359,288,853	$1,553,529	$(18,111,340)	$94,487	$(239,646)	$(16,702,970)
Anti-Benchmark® International Core Equity Fund	12,353,631	1,482,139	(957,413)	109	(1,965)	522,870
Credit Opportunities Fund	328,133,547	2,577,775	(15,559,591)	121,464	(63,653)	(12,924,005)
Dividend Equity Fund	3,230,133,705	399,011,534	(135,825,972)	—	—	263,185,562
High Yield Fund	123,754,432	953,527	(5,879,511)	—	—	(4,925,984)
Impact Bond Fund	464,437,521	2,690,201	(22,097,244)	—	—	(19,407,043)
International ESG Equity Fund	36,979,608	5,831,789	(2,307,073)	—	(2,361)	3,522,355
Mid Cap Fund	3,944,324,395	1,044,603,562	(217,549,540)	—	—	827,054,022
Mid Cap Value Fund	650,028,380	281,692,164	(20,799,015)	—	—	260,893,149
Sands Capital Select Growth Fund	3,070,173,057	1,538,525,046	(219,032,945)	—	—	1,319,492,101
Small Cap Fund	76,969,155	25,256,707	(4,404,336)	—	—	20,852,371
Small Cap Value Fund	53,646,354	23,184,788	(1,826,409)	—	—	21,358,379
Ultra Short Duration Fixed Income Fund	905,846,897	252,577	(10,400,746)	—	—	(10,148,169)
(A)	Other includes Short Sales, Derivatives and Foreign Currency Transactions.

Notes to Financial Statements (Unaudited) (Continued)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, including in North Korea, Venezuela, Russia, Ukraine, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Advisor, a Sub-Advisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Health Crises – An outbreak of respiratory disease caused by COVID-19 was first detected in China in December 2019 and subsequently spread internationally. As of the date of issuance of these financial statements, COVID-19 has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19 may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, has and could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, including certain Fund service providers and issuers of the Fund's investments, and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Litigation
On June 18, 2020, Touchstone Credit Opportunities Fund f/k/a Touchstone Arbitrage Fund, and Touchstone Credit Opportunities Fund f/k/a Touchstone Merger Arbitrage Fund (the “Fund”) were served with a summons and complaint in litigation brought by Marc S. Kirschner, as Trustee for the NWHI Litigation Trust (the “Trustee”) in the U.S. District Court for the Southern District of New York (the “Court”), captioned Kirschner v. Kimmel, et al., No. 20-04287 (the “Action”). In the Action, the Trustee alleged that the payments made to former shareholders in the April 2014 leveraged buyout of The Jones Group Inc. (“Jones Group”) constituted intentional and constructive fraudulent transfers, and sought to recover those payments. The Trustee sought to recoup from the Fund the amount the Fund received in the leveraged buyout, together with interest and costs. The Fund has not made an accrual with respect to these amounts as Fund management deems the possibility of payment to be remote. The Action was consolidated into a multi-district litigation proceeding in the U.S. District Court for the Southern District of New York, captioned In re: Nine West LBO Securities Litigation, 20-md-02941 (the “MDL”). The Fund, along with hundreds of other shareholder defendants in the MDL, moved to dismiss the Action, and the Court heard oral argument on the motion to dismiss in August 2020. On August 27, 2020, the Court dismissed the fraudulent transfer claims in the MDL with prejudice. On September 25, 2020, the Trustee filed notices of appeal to the Second Circuit Court of Appeals for certain of the cases in the MDL where a direct appeal could be taken, captioned In re: Nine West LBO Securities Litigation, 20-3257, and subsequently filed appeals for additional cases in the MDL, to include the Action. On March 5, 2021, the Trustee filed its appellate brief in the Second Circuit. On July 6, 2021, the shareholder defendants filed their brief in opposition to the Trustee's appeal, and on August 5, 2021, the Trustee filed its reply brief. The Second Circuit held oral argument on the Court's dismissal of the Trustee's complaint on March 10, 2022 and has not yet rendered a decision.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting of the Board of the Trust held on February 17, 2022, the Advisor proposed, and the Board approved, a name change for the Touchstone Credit Opportunities Fund to the Touchstone Ares Credit Opportunities Fund effective on April 18, 2022. The Fund also will implement a change to its dividend distribution schedule. Beginning April 2022, the Fund will declare and pay dividends, if any, on a monthly basis rather than on a quarterly basis.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 through March 31, 2022).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2022” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized March 31, 2022	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*
Active Bond Fund
Class A	Actual	0.87%	$1,000.00	$937.00	$4.20
Class A	Hypothetical	0.87%	$1,000.00	$1,020.59	$4.38
Class C	Actual	1.60%	$1,000.00	$933.80	$7.71
Class C	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05
Class Y	Actual	0.62%	$1,000.00	$938.20	$3.00

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2022	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*
Class Y	Hypothetical	0.62%	$1,000.00	$1,021.84	$3.13
Institutional Class	Actual	0.54%	$1,000.00	$938.60	$2.61
Institutional Class	Hypothetical	0.54%	$1,000.00	$1,022.24	$2.72
Anti-Benchmark® International Core Equity Fund
Class Y	Actual	0.69%	$1,000.00	$969.10	$3.39
Class Y	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Institutional Class	Actual	0.59%	$1,000.00	$969.20	$2.90
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,021.99	$2.97
Credit Opportunities Fund
Class A	Actual	1.08%	$1,000.00	$975.80	$5.32**
Class A	Hypothetical	1.08%	$1,000.00	$1,019.55	$5.44**
Class C	Actual	1.48%	$1,000.00	$974.00	$7.28**
Class C	Hypothetical	1.48%	$1,000.00	$1,017.55	$7.44**
Class Y	Actual	0.88%	$1,000.00	$977.10	$4.34**
Class Y	Hypothetical	0.88%	$1,000.00	$1,020.54	$4.43**
Institutional Class	Actual	0.78%	$1,000.00	$976.70	$3.84**
Institutional Class	Hypothetical	0.78%	$1,000.00	$1,021.04	$3.93**
Dividend Equity Fund
Class A	Actual	0.99%	$1,000.00	$1,076.20	$5.12
Class A	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99
Class C	Actual	1.69%	$1,000.00	$1,072.40	$8.73
Class C	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50
Class Y	Actual	0.74%	$1,000.00	$1,077.60	$3.83
Class Y	Hypothetical	0.74%	$1,000.00	$1,021.24	$3.73
Institutional Class	Actual	0.67%	$1,000.00	$1,077.40	$3.47
Institutional Class	Hypothetical	0.67%	$1,000.00	$1,021.59	$3.38
Class R6	Actual	0.65%	$1,000.00	$1,078.20	$3.37
Class R6	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28
High Yield Fund
Class A	Actual	1.05%	$1,000.00	$931.00	$5.05
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29
Class C	Actual	1.80%	$1,000.00	$948.90	$8.75
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05
Class Y	Actual	0.80%	$1,000.00	$964.30	$3.92
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03
Institutional Class	Actual	0.72%	$1,000.00	$963.50	$3.52
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63
Impact Bond Fund
Class A	Actual	0.76%	$1,000.00	$937.90	$3.67
Class A	Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83
Class C	Actual	1.51%	$1,000.00	$934.30	$7.28
Class C	Hypothetical	1.51%	$1,000.00	$1,017.40	$7.59
Class Y	Actual	0.51%	$1,000.00	$938.20	$2.46
Class Y	Hypothetical	0.51%	$1,000.00	$1,022.39	$2.57
Institutional Class	Actual	0.41%	$1,000.00	$938.70	$1.98
Institutional Class	Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07
Class R6***	Actual	0.37%	$1,000.00	$938.70	$1.27
Class R6***	Hypothetical	0.37%	$1,000.00	$1,016.36	$1.32
International ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$935.40	$5.65
Class A	Hypothetical	1.17%	$1,000.00	$1,019.10	$5.89
Class C	Actual	1.95%	$1,000.00	$932.00	$9.39
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80
Class Y	Actual	0.90%	$1,000.00	$936.70	$4.35
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53
Institutional Class	Actual	0.89%	$1,000.00	$936.10	$4.30
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48
Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$993.00	$6.01****
Class A	Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09****
Class C	Actual	1.93%	$1,000.00	$989.80	$9.57****
Class C	Hypothetical	1.93%	$1,000.00	$1,015.31	$9.70****
Class Y	Actual	0.95%	$1,000.00	$994.50	$4.72****
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78****

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2022	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*
Class Z	Actual	1.24%	$1,000.00	$993.10	$6.16****
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24****
Institutional Class	Actual	0.88%	$1,000.00	$994.80	$4.38****
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.54	$4.43****
Class R6	Actual	0.82%	$1,000.00	$995.10	$4.08****
Class R6	Hypothetical	0.82%	$1,000.00	$1,020.84	$4.13****
Mid Cap Value Fund
Class A	Actual	1.22%	$1,000.00	$1,074.90	$6.31
Class A	Hypothetical	1.22%	$1,000.00	$1,018.85	$6.14
Class C	Actual	1.97%	$1,000.00	$1,070.70	$10.17
Class C	Hypothetical	1.97%	$1,000.00	$1,015.11	$9.90
Class Y	Actual	0.97%	$1,000.00	$1,076.10	$5.02
Class Y	Hypothetical	0.97%	$1,000.00	$1,020.09	$4.89
Institutional Class	Actual	0.84%	$1,000.00	$1,076.80	$4.35
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23
Sands Capital Select Growth Fund
Class A	Actual	1.07%	$1,000.00	$726.40	$4.61*****
Class A	Hypothetical	1.07%	$1,000.00	$1,019.60	$5.39*****
Class C	Actual	1.76%	$1,000.00	$723.70	$7.56*****
Class C	Hypothetical	1.76%	$1,000.00	$1,016.16	$8.85*****
Class Y	Actual	0.84%	$1,000.00	$727.10	$3.62*****
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23*****
Class Z	Actual	1.16%	$1,000.00	$726.20	$4.99*****
Class Z	Hypothetical	1.16%	$1,000.00	$1,019.15	$5.84*****
Institutional Class	Actual	0.79%	$1,000.00	$727.40	$3.40*****
Institutional Class	Hypothetical	0.79%	$1,000.00	$1,020.99	$3.98*****
Class R6	Actual	0.74%	$1,000.00	$727.40	$3.19*****
Class R6	Hypothetical	0.74%	$1,000.00	$1,021.24	$3.73*****
Small Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,006.70	$6.20
Class A	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24
Class C	Actual	1.99%	$1,000.00	$1,002.80	$9.94
Class C	Hypothetical	1.99%	$1,000.00	$1,015.01	$10.00
Class Y	Actual	0.99%	$1,000.00	$1,008.00	$4.96
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99
Institutional Class	Actual	0.91%	$1,000.00	$1,008.20	$4.56
Institutional Class	Hypothetical	0.91%	$1,000.00	$1,020.39	$4.58
Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$1,030.80	$6.99
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94
Class C	Actual	2.13%	$1,000.00	$1,026.80	$10.76
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70
Class Y	Actual	1.13%	$1,000.00	$1,031.90	$5.72
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69
Institutional Class	Actual	0.98%	$1,000.00	$1,032.90	$4.97
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94
Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$992.90	$3.43
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Class C	Actual	1.19%	$1,000.00	$990.40	$5.91
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99
Class S	Actual	0.94%	$1,000.00	$991.70	$4.67
Class S	Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Class Y	Actual	0.44%	$1,000.00	$994.10	$2.19
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22
Class Z	Actual	0.69%	$1,000.00	$992.90	$3.43
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48
Institutional Class	Actual	0.39%	$1,000.00	$994.40	$1.94

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized March 31, 2022	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During the Six Months Ended March 31, 2022*
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.07, $7.04, $4.09 and $3.60, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.19, $7.19, $4.18 and $3.68, respectively.
***	Represents the period from commencement of operations (November 22, 2021) through March 31, 2022. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 129/365.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.86, $9.43, $4.57, $6.01, $4.18 and $3.93, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.94, $9.55, $4.63, $6.09, $4.23 and $3.98, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $4.52, $7.48, $3.52, $4.91, $3.32 and $3.10, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Class Z, Institutional Class and Class R6 would be $5.29, $8.75, $4.13, $5.74, $3.88 and $3.63, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2021 through May 12, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated and was implemented effectively to manage the Funds’ liquidity risk.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 18, 2021, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement for Touchstone Dividend Equity Fund, which were approved at a meeting held in January 2021.
 In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders.  The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel.  Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement.  The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and

Other Items (Unaudited) (Continued)
profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel.  In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year.  The Board also took into account the Advisor’s compliance policies and procedures.  The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered.  The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues.  The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance.  The Board considered that the Advisor conducts periodic due diligence of each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s).  The Board noted that the Advisor’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Advisor’s due diligence review of the Sub-Advisors are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.
Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The information considered by the Board included operating profit margin information for the Advisor’s business as a whole.  The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each of the Fund’s net operating expenses.  The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds.  The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed.  The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares.  The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor.  Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group.  The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2021, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses.  The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels.  The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor.  In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Other Items (Unaudited) (Continued)
Touchstone Active Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group.  The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six-month period ended September 30, 2021, the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2021, and the Fund’s performance was in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Anti-Benchmark® International Core Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2021.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Credit Opportunities Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone High Yield Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group.  The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 1st quintile of its peer group for the six-month period ended September 30, 2021, the Fund’s performance was in the 2nd quintile of its peer group for the twelve-month period ended September 30, 2021, and the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Impact Bond Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2021, the Fund’s performance was in the 3rd quintile of its peer group for the twelve-month period ended September 30, 2021, while the Fund’s performance was in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2021.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone International ESG Equity Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2021.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2021, while the Fund’s performance was in the 1st quintile of its peer group for the thirty-six-month period ended September 30, 2021.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Mid Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 4th quintile of its peer group for the six- and twelve-month periods ended September 30, 2021, while the Fund’s performance was in the 2nd quintile of its peer group for the thirty-six-month period ended September 30, 2021.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Sands Capital Select Growth Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each above the median of its peer group.  The Fund’s performance was in the 1st quintile of its peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.  The Fund’s performance was in the 5th quintile of its peer group for the six- and twelve-month periods ended September 30, 2021, and the Fund’s performance was in the 4th quintile of its peer group for the thirty-six-month period ended September 30, 2021.  The Board noted management’s discussion of the Fund’s performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 2nd quintile of its peer group for the six-month period ended September 30, 2021, the Fund’s performance was in the 4th quintile of its peer group for the twelve-month period ended September 30, 2021, and the Fund’s performance was in the 3rd quintile of its peer group for the thirty-six-month period ended September 30, 2021.  The Board noted management’s discussion of the Fund’s recent performance.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group.  The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund.  The Fund’s performance was in the 3rd quintile of its peer group for the six-month period ended September 30, 2021, and the Fund’s performance was in the 2nd quintile of its peer group for the twelve- and thirty-six-month periods ended September 30, 2021.  Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses.  The Board took into account management’s discussion of the Funds’ advisory fee structure.  The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase.  The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules.  The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each of Touchstone Credit Opportunities Fund, Touchstone Mid Cap Value Fund, Touchstone Small Cap Value Fund and Touchstone Ultra Short Duration Fixed Income Fund, which currently did not have breakpoints, was not appropriate at this time.  The Board noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.  The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made

Other Items (Unaudited) (Continued)
separately with respect to each Fund.  The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others:  (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered.  Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement.  The Board’s analysis of these factors is set forth below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year.  The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest.  The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies.  The Board considered each Sub-Advisor’s level of knowledge and investment style.  The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds.  The Board also noted each Sub-Advisor’s brokerage practices.
Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds.  In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length.  As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations.  For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance.  The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund.  The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts.  The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor.  The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length.  The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Active Bond Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Anti-Benchmark® International Core Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Credit Opportunities Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone High Yield Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Impact Bond Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone International ESG Equity Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Mid Cap Value Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Sands Capital Select Growth Fund.  The Fund’s sub-advisory fee was above the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Cap Fund.  The Fund’s sub-advisory fee was below the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Small Cap Value Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
Touchstone Ultra Short Duration Fixed Income Fund.  The Fund’s sub-advisory fee was at the median of its peer group.  Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2021, as applicable, and as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies.  The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor.  The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.
Touchstone Mid Cap Value Fund and Touchstone Small Cap Value Fund
At a meeting of the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”) held on February 17, 2022 (the "Meeting"), Touchstone Advisors, Inc. (“Touchstone”) recommended replacing LMCG Investments, LLC ("LMCG"), the then-current sub-advisor to the Touchstone Mid Cap Value Fund and Touchstone Small Cap Value Fund (each a “Fund, and together, the “Funds”), with Leeward Investments, LLC ("Leeward"), effective on or about March 1, 2022, in order to maintain the continuity of the Funds' portfolio management teams in connection the formation of a new employee-owned asset management firm, Leeward, by members of LMCG's U.S. value equity investment team, along with certain other senior leaders and support staff in operations, compliance, trading and distribution (the “Transaction”).
At the Meeting, the Board, and by a separate vote, the Trustees of the Trust who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Touchstone and Leeward with respect to each Fund.
Touchstone provided the Board with various written materials in advance of the Meeting to assist with the Board’s consideration of the new Sub-Advisory Agreements between the Advisor and Leeward.  Touchstone provided information concerning the basis for its recommendation to engage Leeward as sub-advisor to the Funds following the Transaction.  The information provided by

Other Items (Unaudited) (Continued)
Touchstone included details regarding Leeward’s: (a) investment philosophy and investment strategies; (b) investment management services proposed to be provided to the Funds; (c) investment management personnel; (d) anticipated profitability and potential economies of scale; and (e) proposed sub-advisory fees that would be paid to Leeward by Touchstone.  The Board then discussed the written materials that the Board received before the Meeting and all other information that the Board received at the Meeting.
The Board, including the Independent Trustees voting separately, unanimously determined that the proposal to approve the new Sub-Advisory Agreements for the Funds would be in the best interests of the Funds and their respective shareholders.  In approving the new Sub-Advisory Agreements with Leeward, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Funds, including the investment personnel who would be providing such services; (2) Leeward’s proposed compensation; (3) the investment performance of the Funds; and (4) the terms of the new Sub-Advisory Agreements.  The Board’s consideration of these factors is summarized below.  The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services to be Provided; Investment Personnel. The Board considered information provided by Touchstone regarding the services to be provided by Leeward. The Board considered Leeward’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who were, and would continue to be, responsible for managing the investment of portfolio securities with respect to the Funds. The Board noted its comfort with Leeward, as its investment personnel were currently LMCG personnel who have provided investment sub-advisory services to the Touchstone Mid Cap Value Fund since its inception in September 2009 and the Touchstone Small Cap Value Fund since July 2016. The Board noted that Leeward would continue to utilize the same investment strategy for each Fund following the closing of the Transaction. The Board also noted that there would be no change to the investment team managing either Fund following the Transaction. The Board also took into consideration that Touchstone was satisfied with Leeward’s in-house risk and compliance teams.
Anticipated Profitability and Potential Economies of Scale. The Board took into consideration the financial condition of Leeward and any direct and indirect benefits to be derived by Leeward from its relationship with the Funds. In considering the anticipated level of profitability to Leeward, the Board noted the proposed contractual undertaking of Touchstone to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the respective Sub-Advisory Agreement would be paid by Touchstone out of the advisory fee that it receives from the respective Fund, and that the proposed sub-advisory fees were negotiated at arm’s length between Touchstone and Leeward. As a consequence, the anticipated level of profitability to Leeward from its relationship with the Funds was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Leeward’s management of the Funds to be a substantial factor in its consideration. The Board noted that there would be no change to either Fund’s advisory fee as a result of the Transaction.
Proposed Sub-Advisory Fees. The Board considered that each Fund would pay an advisory fee to Touchstone and that Touchstone would pay a sub-advisory fee to Leeward out of the advisory fee. The Board considered the proposed sub-advisory fees, noting that the proposed sub-advisory fees would be the same as the sub-advisory fees paid to LMCG prior to the Transaction. With respect to each Fund, the Board considered the amount of the advisory fee to be retained by Touchstone and the amount to be paid to Leeward with respect to the various services to be provided by Touchstone and Leeward. Based upon their review, the Trustees concluded that each Fund’s proposed sub-advisory fee was reasonable in light of the services to be provided to the Fund by Leeward.
Fund Performance. The Board considered each Fund’s investment performance relative to its benchmark index and noted that each Fund’s investment performance was satisfactory.
Conclusion. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.  The Board reached the following conclusions regarding the new Sub-Advisory Agreement for each Fund: (a) Leeward is qualified to manage the Fund’s assets following the closing of the Transaction; (b) Leeward maintains an appropriate compliance program; and (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the services to be provided to the Fund by Leeward. In considering the approval of each Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board, including a majority of the Independent Trustees, determined that approval of each Sub-Advisory Agreement was in the best interests of the respective Fund.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-56-TFGT-SAR-2203

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Touchstone Funds Group Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	June 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date:	June 1, 2022

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	June 1, 2022

* Print the name and title of each signing officer under his or her signature